Schedule of Investments (Unaudited)	July 31, 2020

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL— 21.5%
Materials — 21.5%
Wheaton Precious Metals (A)	4,219,792	$229,261,300
CANADA— 35.5%
Industrials — 0.8%
Alexco Resource * (A)	2,741,251	7,812,566
Materials — 34.7%
Americas Gold & Silver * (A)	2,067,540	6,930,388
Bear Creek Mining * (A)	2,137,572	5,170,387
Endeavour Silver * (A)	3,281,601	14,176,516
Excellon Resources * (A)	2,027,813	1,498,720
First Majestic Silver * (A)	4,120,248	54,998,159
Fortuna Silver Mines * (A)	3,699,635	24,774,711
GoGold Resources * (A)	4,075,392	4,776,682
Great Panther Mining * (A)	7,288,581	5,975,179
MAG Silver *	1,764,642	29,812,503
McEwen Mining * (A)	7,416,548	10,234,836
New Pacific Metals * (A)	1,558,246	6,793,697
Pan American Silver	2,900,725	108,371,086
Silvercorp Metals (A)	3,881,786	28,138,964
SilverCrest Metals * (A)	2,234,071	22,248,979
SSR Mining *	1,935,321	46,447,704
		370,348,511
TOTAL CANADA		378,161,077
MEXICO— 9.1%
Materials — 9.1%
Fresnillo	3,335,658	53,959,817
Industrias Penoles	2,873,471	42,999,774
TOTAL MEXICO		96,959,591

Schedule of Investments (Unaudited)	July 31, 2020

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
PERU— 7.2%
Materials — 7.2%
Cia de Minas Buenaventura ADR	4,142,582	$49,131,023
Hochschild Mining	5,934,471	20,921,366
Volcan Cia Minera SAA *	56,897,772	7,064,039
TOTAL PERU		77,116,428
RUSSIA— 13.1%
Materials — 13.1%
Polymetal International	5,629,981	140,029,059
SOUTH KOREA— 3.0%
Materials — 3.0%
Korea Zinc	90,928	31,596,602
UNITED STATES— 10.6%
Materials — 10.6%
Coeur d'Alene Mines * (A)	5,091,189	40,373,129
Gold Resource (A)	1,520,134	6,673,388
Hecla Mining	11,917,160	65,782,723
TOTAL UNITED STATES		112,829,240
TOTAL COMMON STOCK
(Cost $735,111,989)		1,065,953,297

SHORT-TERM INVESTMENT(B)(C) — 9.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $101,218,831)	101,218,831	101,218,831
TOTAL INVESTMENTS — 109.5%
(Cost $836,330,820)		$1,167,172,128

Percentages are based on Net Assets of $1,066,378,308.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $99,552,079.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $101,218,831.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Schedule of Investments (Unaudited)	July 31, 2020

Global X Silver Miners ETF

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,065,953,297	$—	$—	$1,065,953,297
Short-Term Investment	101,218,831	—	—	101,218,831
Total Investments in Securities	$1,167,172,128	$—	$—	$1,167,172,128

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.2%
AUSTRALIA— 24.3%
Materials — 24.3%
Aurelia Metals (A)	873,426	$341,375
Gold Road Resources *	826,189	1,087,239
OceanaGold *	627,716	1,644,855
Perseus Mining *	1,096,628	1,207,194
Ramelius Resources	740,388	1,157,512
Regis Resources	482,591	1,948,485
Resolute Mining *	1,089,321	1,015,567
Saracen Mineral Holdings *	622,883	2,680,200
Silver Lake Resources *	883,905	1,553,035
SolGold *	762,619	249,736
St. Barbara	712,239	1,711,118
West African Resources * (A)	739,384	554,110
Westgold Resources *	355,165	601,107
TOTAL AUSTRALIA		15,751,533

CANADA— 44.5%
Materials — 44.5%
Alamos Gold, Cl A	249,661	2,641,057
B2Gold	364,113	2,522,560
Dundee Precious Metals	144,949	1,092,934
Equinox Gold *	190,520	2,271,448
K92 Mining *	212,201	961,598
Kirkland Lake Gold	45,885	2,505,777
Lundin Gold * (A)	57,682	513,734
McEwen Mining * (A)	322,268	444,730
New Gold * (A)	641,085	1,052,920
Novagold Resources *	239,491	2,184,158
Novo Resources * (A)	131,243	374,280
Osisko Mining * (A)	203,364	646,757
Premier Gold Mines * (A)	233,164	475,205
Pretium Resources *	185,159	1,755,520
Roxgold *	362,613	449,375

Schedule of Investments (Unaudited)	July 31, 2020

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sabina Gold & Silver *	265,674	$430,394
Seabridge Gold * (A)	52,398	1,018,617
SSR Mining *	107,963	2,587,243
Teranga Gold *	112,623	1,314,145
Torex Gold Resources *	86,318	1,513,707
Victoria Gold *	53,818	655,298
Wesdome Gold Mines *	138,528	1,417,856
TOTAL CANADA		28,829,313
CÔTE D'IVOIRE— 5.1%
Materials — 5.1%
Endeavour Mining *	123,176	3,318,717
EGYPT— 4.1%
Materials — 4.1%
Centamin	993,838	2,654,496
INDONESIA— 0.7%
Materials — 0.7%
Aneka Tambang	8,513,700	425,685
PERU— 1.4%
Materials — 1.4%
Hochschild Mining	260,431	918,123
RUSSIA— 3.3%
Materials — 3.3%
Highland Gold Mining	317,922	1,235,135
Petropavlovsk *	1,820,500	864,970
TOTAL RUSSIA		2,100,105
TURKEY— 4.1%
Materials — 4.1%
Eldorado Gold *	166,484	2,091,770
Koza Altin Isletmeleri *	46,731	578,823
TOTAL TURKEY		2,670,593

Schedule of Investments (Unaudited)	July 31, 2020

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.9%
Materials — 0.9%
Greatland Gold * (A)	3,335,288	$590,975
UNITED STATES— 11.8%
Materials — 11.8%
Alacer Gold *	296,519	2,291,132
Argonaut Gold * (A)	179,323	374,845
Coeur d'Alene Mines *	222,986	1,768,279
Golden Star Resources * (A)	72,132	324,594
Hecla Mining	521,419	2,878,233
TOTAL UNITED STATES		7,637,083
TOTAL COMMON STOCK
(Cost $43,151,552)		64,896,623

SHORT-TERM INVESTMENT(B)(C) — 5.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $3,637,740)	3,637,740	3,637,740
TOTAL INVESTMENTS — 105.8%
(Cost $46,789,292)		$68,534,363

Percentages are based on Net Assets of $64,797,400.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $3,548,704.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $3,637,740.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2020

Global X Gold Explorers ETF

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,892,115	$1,004,508	$—	$64,896,623
Short-Term Investment	3,637,740	—	—	3,637,740
Total Investments in Securities	$67,529,855	$1,004,508	$—	$68,534,363

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 12.7%
Materials — 12.7%
Glencore *	1,598,604	$3,664,263
OZ Minerals	460,444	4,500,722
Sandfire Resources	517,805	1,756,454
SolGold * (A)	2,382,031	780,046
TOTAL AUSTRALIA		10,701,485
CANADA— 16.9%
Materials — 16.9%
Altius Minerals	124,207	950,446
ERO Copper * (A)	223,261	2,686,799
Ivanhoe Mines, Cl A *	1,434,920	5,056,232
Northern Dynasty Minerals * (A)	1,345,004	2,178,906
Teck Resources, Cl B	335,886	3,402,742
TOTAL CANADA		14,275,125
CHILE— 8.6%
Materials — 8.6%
Antofagasta	273,265	3,685,258
Lundin Mining	643,283	3,601,808
TOTAL CHILE		7,287,066
CHINA— 14.2%
Materials — 14.2%
Jiangxi Copper, Cl H	2,740,429	3,263,678
Jinchuan Group International Resources (A)	30,322,100	2,973,445
MMG * (A)	6,991,100	1,840,191
Zijin Mining Group, Cl H	6,308,960	3,915,525
TOTAL CHINA		11,992,839
INDIA— 4.4%
Materials — 4.4%
Vedanta ADR	612,210	3,685,504
JAPAN— 0.8%
Materials — 0.8%
Nittetsu Mining	17,170	654,451

Schedule of Investments (Unaudited)	July 31, 2020

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
KAZAKHSTAN— 4.6%
Materials — 4.6%
KAZ Minerals	543,118	$3,853,650
MEXICO— 4.3%
Materials — 4.3%
Grupo Mexico, Cl B	1,451,987	3,677,730
MONGOLIA— 3.0%
Materials — 3.0%
Turquoise Hill Resources *	3,112,023	2,580,490
PERU— 7.9%
Materials — 7.9%
HudBay Minerals, Cl B	817,761	2,570,193
Southern Copper	93,133	4,070,844
TOTAL PERU		6,641,037
POLAND— 6.2%
Materials — 6.2%
KGHM Polska Miedz *	156,161	5,274,904
SWEDEN— 4.3%
Materials — 4.3%
Boliden	135,118	3,676,207
UNITED KINGDOM— 1.4%
Materials — 1.4%
Central Asia Metals	536,091	1,165,201
UNITED STATES— 5.3%
Materials — 5.3%
Freeport-McMoRan Copper & Gold *	345,759	4,467,206
ZAMBIA— 5.3%
Materials — 5.3%
First Quantum Minerals	529,653	4,476,052
TOTAL COMMON STOCK
(Cost $93,751,402)		84,408,947

Schedule of Investments (Unaudited)	July 31, 2020

Global X Copper Miners ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 3.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $3,206,788)	3,206,788	$3,206,788
TOTAL INVESTMENTS — 103.7%
(Cost $96,958,190)		$87,615,735

Percentages are based on Net Assets of $84,462,184.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $3,081,621.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $3,206,788.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$84,408,947	$—	$—	$84,408,947
Short-Term Investment	3,206,788	—	—	3,206,788
Total Investments in Securities	$87,615,735	$—	$—	$87,615,735

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 15.0%
Energy — 0.4%
Paladin Energy * (A)	7,011,613	$628,547
Financials — 4.4%
Macquarie Group	78,676	6,967,606
Materials — 10.2%
BHP Group	335,024	7,277,395
Greenland Minerals *	4,844,695	625,386
Rio Tinto	135,606	8,213,961
		16,116,742
TOTAL AUSTRALIA		23,712,895
CANADA— 36.6%
Energy — 25.6%
Cameco	2,958,510	30,082,050
Denison Mines *	5,703,073	2,639,720
Fission Uranium *	1,939,641	564,733
NexGen Energy *	3,933,339	6,988,688
		40,275,191
Financials — 3.4%
Uranium Participation *	1,453,711	5,328,646
Industrials — 1.5%
Aecon Group	228,585	2,399,332
Materials — 6.1%
Barrick Gold	329,174	9,516,420
TOTAL CANADA		57,519,589
CHINA— 0.2%
Utilities — 0.2%
CGN Power, Cl H	1,617,386	340,164
JAPAN— 10.3%
Industrials — 10.3%
ITOCHU	259,290	5,640,471
Mitsubishi Heavy Industries	203,330	4,704,879
Sumitomo	528,950	5,853,320

Schedule of Investments (Unaudited)	July 31, 2020

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$16,198,670
KAZAKHSTAN— 19.7%
Energy — 19.7%
NAC Kazatomprom JSC GDR	2,133,841	30,940,694
SOUTH AFRICA— 0.6%
Materials — 0.6%
Sibanye Stillwater *	351,959	996,222
SOUTH KOREA— 14.9%
Industrials — 14.9%
Daewoo Engineering & Construction *	559,371	1,638,580
Doosan Heavy Industries & Construction *	257,240	2,267,098
GS Engineering & Construction	248,414	5,619,236
Hyundai Engineering & Construction	215,419	6,201,839
KEPCO Engineering & Construction	24,760	336,673
Samsung C&T	82,299	7,322,221
TOTAL SOUTH KOREA		23,385,647
UNITED KINGDOM— 1.2%
Industrials — 1.2%
Yellow Cake *	642,545	1,846,927
UNITED STATES— 1.5%
Energy — 1.3%
Energy Fuels *	576,574	985,707
Uranium Energy * (A)	669,026	647,818
Ur-Energy *	756,905	412,362
		2,045,887
Industrials — 0.2%
Graham	19,776	260,252
TOTAL UNITED STATES		2,306,139
TOTAL COMMON STOCK
(Cost $162,012,710)		157,246,947

Schedule of Investments (Unaudited)	July 31, 2020

Global X Uranium ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $638,209)	638,209	$638,209
TOTAL INVESTMENTS — 100.4%
(Cost $162,650,919)		$157,885,156

Percentages are based on Net Assets of $157,227,302.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $539,308.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $638,209.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$157,246,947	$—	$—	$157,246,947
Short-Term Investment	638,209	—	—	638,209
Total Investments in Securities	$157,885,156	$—	$—	$157,885,156

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-2300

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Energy — 99.9%
China Merchants Energy Shipping, Cl A	75,400	$67,541
China Oilfield Services, Cl H	80,686	62,777
China Petroleum & Chemical, Cl A	4,450	2,551
China Petroleum & Chemical, Cl H	299,897	128,469
China Shenhua Energy, Cl A	1,200	2,637
China Shenhua Energy, Cl H	80,630	134,414
China Suntien Green Energy, Cl H	270,600	78,559
CNOOC	123,185	130,334
COSCO SHIPPING Energy Transportation, Cl A	31,600	32,473
COSCO SHIPPING Energy Transportation, Cl H	83,400	37,233
Guanghui Energy, Cl A	167,950	70,769
Inner Mongolia Yitai Coal, Cl B	116,794	85,143
Offshore Oil Engineering, Cl A	84,275	58,098
PetroChina, Cl A	4,400	2,806
PetroChina, Cl H	405,663	140,801
Shaanxi Coal Industry, Cl A	67,336	78,075
Shanxi Lu’an Environmental Energy Development, Cl A	74,165	67,710
Shanxi Meijin Energy, Cl A	67,400	63,756
Shanxi Xishan Coal & Electricity Power, Cl A	112,353	67,793
Sinopec Kantons Holdings	170,900	74,532
Wison Engineering Services	586,700	59,804
Yantai Jereh Oilfield Services Group, Cl A	15,700	70,520
Yanzhou Coal Mining, Cl A	48,764	64,299
Yanzhou Coal Mining, Cl H	111,025	86,669
TOTAL COMMON STOCK
(Cost $2,100,706)		1,667,763
TOTAL INVESTMENTS — 99.9%
(Cost $2,100,706)		$1,667,763

Percentages are based on Net Assets of $1,669,673.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Energy ETF

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 96.3%
Materials — 96.3%
Aluminum Corp of China, Cl A *	34,100	$16,079
Aluminum Corp of China, Cl H *	161,239	41,401
Angang Steel, Cl A	19,610	7,560
Anhui Conch Cement, Cl A	500	4,401
Anhui Conch Cement, Cl H	17,820	134,624
Baoshan Iron & Steel, Cl A	41,700	29,405
BBMG, Cl A	23,600	10,925
Beijing Oriental Yuhong Waterproof Technology, Cl A	3,700	29,071
China Hongqiao Group	74,300	42,661
China Jushi, Cl A	9,400	18,646
China Lumena New Materials *(A)(B)(C)	48	—
China Molybdenum, Cl A	41,600	26,234
China Molybdenum, Cl H	146,954	59,539
China National Building Material, Cl H	108,700	168,586
China Northern Rare Earth Group High-Tech, Cl A	9,600	17,075
China Resources Cement Holdings	90,000	123,093
Ganfeng Lithium, Cl A	2,900	23,259
GEM, Cl A	15,400	11,808
Guangdong HEC Technology Holding, Cl A	9,600	9,948
Guangdong Hongda Blasting, Cl A	2,100	16,855
Hengli Petrochemical, Cl A	13,320	31,060
Hengyi Petrochemical, Cl A	9,800	14,256
Hesteel, Cl A	32,400	10,448
Huaxin Cement, Cl A	3,500	13,740
Hunan Valin Steel, Cl A	18,100	11,622
Inner Mongolia BaoTou Steel Union, Cl A	111,600	18,714
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	25,000	26,766
Jiangsu Shagang, Cl A	6,000	9,296
Jiangsu Yangnong Chemical, Cl A	900	12,370
Jiangxi Copper, Cl A	5,900	13,690
Jiangxi Copper, Cl H	47,691	56,797
Jinduicheng Molybdenum, Cl A	9,200	8,768

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Lee & Man Paper Manufacturing	57,900	$35,636
Lomon Billions Group, Cl A	4,700	15,884
Maanshan Iron & Steel, Cl A	21,100	8,165
Pangang Group Vanadium Titanium & Resources, Cl A *	28,600	9,018
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petro Chemical, Cl A	12,400	29,679
Sansteel Minguang Fujian, Cl A	8,100	8,266
Shandong Gold Mining, Cl A	5,800	35,753
Shandong Hualu Hengsheng Chemical, Cl A	4,500	14,918
Shandong Nanshan Aluminum, Cl A	34,900	11,855
Shandong Sinocera Functional Material, Cl A	2,900	14,913
Shandong Sun Paper Industry JSC, Cl A	7,900	14,357
Shanghai Putailai New Energy Technology, Cl A	1,200	18,298
Shanxi Taigang Stainless Steel, Cl A	18,100	9,209
Sinopec Shanghai Petrochemical, Cl A	18,000	9,261
Sinopec Shanghai Petrochemical, Cl H	147,550	32,936
Tangshan Jidong Cement, Cl A	3,800	10,435
Tianqi Lithium, Cl A	4,250	15,411
Tongkun Group, Cl A	5,700	11,797
Tongling Nonferrous Metals Group, Cl A	32,900	10,751
Transfar Zhilian, Cl A	10,500	8,638
Wanhua Chemical Group, Cl A	6,700	64,904
Weihai Guangwei Composites, Cl A	1,400	15,561
Xiamen Tungsten, Cl A	4,700	10,104
Yintai Gold, Cl A	5,300	14,281
Yunnan Energy New Material, Cl A	2,000	22,891
Zhaojin Mining Industry	44,184	55,072
Zhejiang Huayou Cobalt, Cl A *	2,830	17,344
Zhejiang Juhua, Cl A	8,700	9,277
Zhejiang Longsheng Group, Cl A	8,400	17,794
Zhongjin Gold, Cl A	9,700	15,765
Zijin Mining Group, Cl A	44,800	37,562
Zijin Mining Group, Cl H	213,259	132,355
TOTAL CHINA		1,756,787

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 3.7%
Materials — 3.7%
Nine Dragons Paper Holdings	64,370	$67,359
TOTAL COMMON STOCK
(Cost $1,724,433)		1,824,146
TOTAL INVESTMENTS — 100.0%
(Cost $1,724,433)		$1,824,146

Percentages are based on Net Assets of $1,824,186.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2020 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2020, was $0 and represents 0.0% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,824,146	$—	$—	$1,824,146
Total Investments in Securities	$1,824,146	$—	$—	$1,824,146

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 98.7%
Industrials — 98.7%
51job ADR *	448	$30,410
AECC Aero-Engine Control, Cl A	1,200	3,144
AECC Aviation Power, Cl A	2,300	12,154
Air China, Cl A	6,200	6,069
Air China, Cl H	30,800	19,115
A-Living Services, Cl H	7,400	41,773
AVIC Aircraft, Cl A	2,900	9,851
AVIC Electromechanical Systems, Cl A *	3,700	5,436
AVIC Shenyang Aircraft, Cl A	1,100	10,079
AviChina Industry & Technology, Cl H	42,090	25,036
AVICOPTER, Cl A *	600	4,425
Beijing Capital International Airport, Cl H	30,431	20,064
Beijing New Building Materials, Cl A	1,700	7,509
Beijing Originwater Technology, Cl A	3,300	4,058
BEST ADR *	3,371	14,192
Bohai Leasing, Cl A *	6,100	2,684
Centre Testing International Group, Cl A	800	2,686
China Aerospace Times Electronics, Cl A *	2,800	2,978
China Avionics Systems, Cl A *	1,400	3,507
China Communications Construction, Cl A	4,300	4,869
China Communications Construction, Cl H	75,543	43,960
China Communications Services, Cl H	40,700	26,362
China Conch Venture Holdings	27,660	118,846
China COSCO Holdings, Cl H *	44,132	16,627
China Eastern Airlines, Cl A	9,600	6,068
China Eastern Airlines, Cl H	31,000	11,000
China Everbright International	62,250	38,474
China Gezhouba Group, Cl A	4,600	4,397
China Lesso Group Holdings	18,300	35,324
China Meheco, Cl A	1,100	2,563
China Merchants Holdings International	23,631	27,046
China National Chemical Engineering, Cl A	5,100	4,210
China Railway Construction, Cl A	11,800	14,866
China Railway Construction, Cl H	33,301	26,597
China Railway Group, Cl A	20,600	16,445

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Railway Group, Cl H	63,898	$32,319
China Shipbuilding Industry, Cl A	23,600	16,202
China Southern Airlines, Cl A	9,600	7,334
China Southern Airlines, Cl H	28,700	13,294
China Spacesat, Cl A	1,200	6,076
China State Construction Engineering, Cl A	42,500	30,639
China State Construction International Holdings	34,610	20,453
Citic Pacific	99,100	92,960
Contemporary Amperex Technology, Cl A	2,200	66,900
COSCO Pacific	29,530	15,393
COSCO SHIPPING Development, Cl A	7,200	2,116
COSCO SHIPPING Holdings, Cl A *	8,800	5,461
Country Garden Services Holdings	22,400	135,119
CRRC	73,753	32,070
CRRC, Cl A	24,600	20,590
Daqin Railway, Cl A	15,300	14,232
Dongfang Electric, Cl A	2,700	4,009
Eve Energy, Cl A	1,900	16,393
Fangda Carbon New Material, Cl A *	3,763	3,689
Fosun International	43,700	49,789
Greentown Service Group	24,400	33,372
Guangzhou Baiyun International Airport, Cl A	2,100	4,274
Guocheng Mining, Cl A *	1,000	3,423
Guoxuan High-Tech, Cl A	1,200	4,344
Hainan Airlines Holding, Cl A	14,600	3,306
Haitian International Holdings	10,726	24,690
Hefei Meiya Optoelectronic Technology, Cl A	700	6,010
Hongfa Technology, Cl A	800	4,827
Inner Mongolia First Machinery Group, Cl A	1,800	2,804
Jiangsu Expressway, Cl H	20,619	22,108
Jiangsu Hengli Hydraulic, Cl A	1,332	11,626
Jiangsu Zhongtian Technology, Cl A	3,200	5,352
Juneyao Airlines, Cl A	1,700	2,268
Metallurgical Corp of China, Cl A	18,400	7,384
Nanyang Topsec Technologies Group, Cl A	1,100	3,705

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
NARI Technology, Cl A	4,700	$14,314
Ningbo Zhoushan Port, Cl A	9,100	5,439
Power Construction Corp of China, Cl A	14,400	8,689
Sany Heavy Industry, Cl A	8,600	26,020
SF Holding, Cl A	2,900	29,477
Shanghai Construction Group, Cl A	9,200	4,114
Shanghai Electric Group, Cl A	8,400	6,622
Shanghai Electric Group, Cl H	44,971	13,868
Shanghai Industrial Holdings	8,239	12,012
Shanghai International Airport, Cl A	1,000	9,736
Shanghai International Port Group, Cl A	8,800	5,688
Shanghai M&G Stationery, Cl A	1,000	9,369
Shanghai Tunnel Engineering, Cl A	3,100	2,675
Shenzhen Airport, Cl A	2,100	3,004
Shenzhen Expressway, Cl H	12,000	11,442
Shenzhen Inovance Technology, Cl A	1,700	12,246
Shenzhen International Holdings	17,906	29,203
Siasun Robot & Automation, Cl A	1,600	3,586
Sinopec Engineering Group, Cl H	23,800	10,533
Sinotrans, Cl A	4,600	2,235
Sinotruk Hong Kong	11,800	36,769
Spring Airlines, Cl A	900	5,112
STO Express, Cl A	1,400	3,303
Sunwoda Electronic, Cl A	1,600	5,472
Suzhou Gold Mantis Construction Decoration, Cl A	2,600	3,342
TBEA, Cl A	3,700	4,630
Weichai Power, Cl A	6,200	14,386
Weichai Power, Cl H	33,096	71,400
XCMG Construction Machinery, Cl A	8,100	7,372
Xiamen C & D, Cl A	2,800	3,764
Xinjiang Goldwind Science & Technology, Cl A	3,547	6,609
Xinjiang Goldwind Science & Technology, Cl H	12,971	13,054
Yunda Holding, Cl A	2,340	8,039

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhejiang Chint Electrics, Cl A	2,200	$9,995
Zhejiang Dingli Machinery, Cl A	490	6,227
Zhejiang Expressway, Cl H	24,140	17,941
Zhejiang Sanhua Intelligent Controls, Cl A	3,640	12,375
Zhejiang Weixing New Building Materials, Cl A	1,600	3,130
Zhengzhou Yutong Bus, Cl A	2,300	4,490
Zhuzhou CRRC Times Electric, Cl H	9,223	32,369
Zoomlion Heavy Industry Science and Technology	23,800	24,506
Zoomlion Heavy Industry Science and Technology, Cl A	6,600	7,813
ZTO Express Cayman ADR	5,103	189,066
TOTAL CHINA		2,058,791
SINGAPORE — 1.0%
Industrials — 1.0%
BOC Aviation	3,520	20,347
TOTAL COMMON STOCK
(Cost $2,246,094)		2,079,138
TOTAL INVESTMENTS — 99.7%
(Cost $2,246,094)		$2,079,138

Percentages are based on Net Assets of $2,085,893.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Consumer Discretionary — 99.9%
Alibaba Group Holding ADR *	58,203	$14,610,117
ANTA Sports Products	551,296	5,228,285
BAIC BluePark New Energy Technology, Cl A *	138,200	134,491
BAIC Motor, Cl H	1,341,200	654,143
Baozun ADR *(A)	35,949	1,512,015
Bosideng International Holdings	2,655,200	767,419
Brilliance China Automotive Holdings	2,438,400	2,494,969
BTG Hotels Group, Cl A	46,800	118,522
BYD, Cl A *	89,194	1,091,587
BYD, Cl H	517,000	4,939,724
Changzhou Xingyu Automotive Lighting Systems, Cl A	13,300	284,023
China East Education Holdings	450,000	1,056,747
China Education Group Holdings	497,700	944,000
China International Travel Service, Cl A	96,458	3,359,389
China Yuhua Education	961,600	929,316
Chongqing Changan Automobile, Cl A	189,783	301,107
Dongfeng Motor Group, Cl H	2,233,146	1,599,179
Fuyao Glass Industry Group, Cl A	97,551	341,143
Fuyao Glass Industry Group, Cl H	415,600	1,160,969
Geely Automobile Holdings	3,021,600	6,354,943
GOME Electrical Appliances Holding (A)	7,974,400	1,152,400
Great Wall Motor, Cl H	2,553,797	2,494,419
Gree Electric Appliances of Zhuhai, Cl A	148,400	1,210,426
GSX Techedu ADR *(A)	62,329	5,554,761
Guangzhou Automobile Group, Cl H	2,426,223	2,319,722
Haidilao International Holding (A)	616,300	2,834,907
Haier Electronics Group (B)(C)	1,022,500	3,542,376
Haier Smart Home, Cl A (B)(C)	310,519	801,081
Hangzhou Robam Appliances, Cl A	46,032	252,880
Huayu Automotive Systems, Cl A	154,517	465,062
Huazhu Group ADR	108,499	3,724,771
JD.com ADR *	238,113	15,189,228
Joyoung, Cl A	37,000	207,239

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Koolearn Technology Holding *(A)	192,600	$892,150
Li Ning	1,333,100	4,291,611
Liaoning Cheng Da, Cl A	83,800	335,692
Meituan Dianping, Cl B *	779,100	19,291,023
NavInfo, Cl A	94,900	253,393
New Oriental Education & Technology Group ADR *	53,626	7,518,365
Ningbo Joyson Electronic, Cl A	59,600	192,709
Ningbo Tuopu Group, Cl A *	50,800	247,620
NIO ADR *(A)	730,573	8,723,042
Offcn Education Technology, Cl A	80,300	367,822
Oppein Home Group, Cl A	18,935	243,131
Pinduoduo ADR *	100,124	9,191,383
SAIC Motor, Cl A	384,200	1,001,076
Shandong Linglong Tyre, Cl A	66,932	224,953
Shanghai Jinjiang International Hotels, Cl A	42,427	239,947
Shanghai Yuyuan Tourist Mart Group, Cl A	156,026	229,659
Shenzhen Overseas Chinese Town, Cl A	400,600	411,667
Shenzhou International Group Holdings	372,362	4,444,206
Songcheng Performance Development, Cl A	124,880	334,159
Suning.com, Cl A	457,400	675,881
Suofeiya Home Collection, Cl A	43,700	143,803
TAL Education Group ADR *	133,610	10,444,294
TCL, Cl A	663,505	595,298
Tongcheng-Elong Holdings *(A)	701,000	1,286,189
Topsports International Holdings	1,021,200	1,228,044
Trip.com Group ADR *	199,479	5,425,829
Vipshop Holdings ADR *	286,087	6,514,201
Weifu High-Technology Group, Cl A	39,600	125,090
Wuchan Zhongda Group, Cl A	242,900	159,444
Xiamen Intretech, Cl A	22,100	188,779
Yum China Holdings	136,502	6,994,363
Zhejiang Semir Garment, Cl A	112,387	119,680
Zhejiang Supor, Cl A	26,600	323,329
Zhejiang Wanfeng Auto Wheel, Cl A	102,700	101,857
Zhongsheng Group Holdings	457,500	2,824,621

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $128,168,231)		$183,215,670
SHORT-TERM INVESTMENT(D)(E) — 8.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $15,249,788)	15,249,788	15,249,788
TOTAL INVESTMENTS — 108.2%
(Cost $143,418,019)		$198,465,458

Percentages are based on Net Assets of $183,464,082.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $14,748,146.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2020, was $4,343,457 and represents 2.4% of net assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $15,249,788.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$178,872,213	$—	$4,343,457	$183,215,670
Short-Term Investment	15,249,788	—	—	15,249,788
Total Investments in Securities	$194,122,001	$—	$4,343,457	$198,465,458

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Consumer Discretionary ETF

Investments in
Common Stock
Beginning Balance as of October 31, 2019	$-
Transfers out of Level 3	-
Transfers into Level 3	4,343,457
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of July 31, 2020	$4,343,457

For the period ended July 31, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 98.7%
Consumer Staples — 98.7%
Angel Yeast, Cl A	7,954	$75,125
Anhui Gujing Distillery, Cl A	3,376	103,013
Anhui Gujing Distillery, Cl B	12,800	141,193
Anhui Kouzi Distillery, Cl A	5,300	37,965
Beijing Dabeinong Technology Group, Cl A	77,800	120,426
Beijing Shunxin Agriculture, Cl A	6,797	60,281
Beijing Yanjing Brewery, Cl A	26,100	28,654
By-health, Cl A	14,000	50,203
C&S Paper, Cl A	7,000	24,490
Chacha Food, Cl A	2,300	19,086
China Feihe	107,000	205,711
China Mengniu Dairy	286,200	1,342,336
China Resources Beer Holdings	198,700	1,381,890
Chongqing Brewery, Cl A	4,272	44,586
Chongqing Fuling Zhacai Group, Cl A	7,200	40,658
Dali Foods Group	369,200	225,325
Foshan Haitian Flavouring & Food, Cl A	25,093	539,748
Fujian Sunner Development, Cl A	9,600	39,488
Guangdong Haid Group, Cl A	13,891	127,119
Heilongjiang Agriculture, Cl A	16,300	44,784
Henan Shuanghui Investment & Development, Cl A	32,240	252,431
Hengan International Group	93,800	787,295
Inner Mongolia Yili Industrial Group, Cl A	62,929	330,372
Jiangsu King’s Luck Brewery JSC, Cl A	11,000	68,533
Jiangsu Yanghe Brewery Joint-Stock, Cl A	16,044	310,544
Jiangxi Zhengbang Technology, Cl A	22,100	68,322
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	7,100	71,496
Juewei Food, Cl A	5,700	70,012
Kweichow Moutai, Cl A	5,554	1,335,858
Laobaixing Pharmacy Chain JSC, Cl A *	2,900	43,226
Luzhou Laojiao, Cl A	16,247	274,724
Muyuan Foodstuff, Cl A	33,460	438,700
New Hope Liuhe, Cl A	47,800	222,789

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Proya Cosmetics, Cl A	700	$18,812
Shanghai Jahwa United, Cl A	6,200	41,364
Shanxi Xinghuacun Fen Wine Factory, Cl A	10,449	270,074
Sichuan Swellfun, Cl A	4,768	43,530
Sun Art Retail Group	342,700	475,789
Tingyi Cayman Islands Holding	261,100	486,476
Toly Bread, Cl A	5,000	43,190
Tongwei, Cl A	59,300	232,024
Tsingtao Brewery, Cl A	6,200	73,754
Tsingtao Brewery, Cl H	64,600	575,134
Uni-President China Holdings	227,000	246,032
Want Want China Holdings	738,000	545,630
Wens Foodstuffs Group	62,544	212,895
Wuliangye Yibin, Cl A	31,473	981,100
Yifeng Pharmacy Chain, Cl A	4,862	60,158
Yihai International Holding	69,040	845,830
Yonghui Superstores, Cl A	118,900	153,199
Yuan Longping High-tech Agriculture, Cl A	12,000	30,614
TOTAL CHINA		14,261,988
HONG KONG — 1.1%
Consumer Staples — 1.1%
Vinda International Holdings	41,800	157,217
TOTAL COMMON STOCK
(Cost $11,791,252)		14,419,205
TOTAL INVESTMENTS — 99.8%
(Cost $11,791,252)		$14,419,205

Percentages are based on Net Assets of $14,444,619.

*	Non-income producing security.

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 87.8%
Health Care — 87.8%
3SBio *	97,100	$118,020
Aier Eye Hospital Group, Cl A	16,799	109,068
AK Medical Holdings	16,100	47,052
Alibaba Health Information Technology *	232,600	642,260
Apeloa Pharmaceutical, Cl A	2,800	9,551
Asymchem Laboratories Tianjin, Cl A	780	24,410
Autobio Diagnostics, Cl A	900	20,989
Beijing Tiantan Biological Products, Cl A	4,200	29,875
Beijing Tongrentang, Cl A	9,140	35,422
Betta Pharmaceuticals, Cl A	1,400	27,728
BGI Genomics, Cl A	1,300	30,584
CanSino Biologics, Cl H *	2,820	98,752
Changchun High & New Technology Industry Group, Cl A	1,272	90,606
Chengdu Kanghong Pharmaceutical Group, Cl A	2,200	15,062
China Medical System Holdings	103,500	125,399
China National Accord Medicines, Cl A	1,300	9,269
China National Medicines, Cl A	2,200	13,864
China Resources Pharmaceutical Group	133,400	75,735
China Resources Sanjiu Medical & Pharmaceutical, Cl A	3,400	14,765
China Traditional Chinese Medicine Holdings	198,500	101,424
Chongqing Zhifei Biological Products, Cl A *	5,200	138,622
CSPC Pharmaceutical Group	331,680	695,869
Da An Gene of Sun Yat-Sen University, Cl A	2,360	14,659
Dong-E-E-Jiao, Cl E	4,300	25,095
Genscript Biotech *	74,600	161,709
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	9,100	48,466
Guangzhou Kingmed Diagnostics Group, Cl A	1,500	20,729
Guangzhou Wondfo Biotech, Cl A	600	8,397
Hangzhou Tigermed Consulting, Cl A	2,816	43,467
Hansoh Pharmaceutical Group *	32,200	139,184
Huadong Medicine, Cl A	11,580	46,139

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hualan Biological Engineering, Cl A	7,070	$65,793
Hubei Jumpcan Pharmaceutical, Cl A	2,200	7,984
Innovent Biologics *	62,300	381,830
Jafron Biomedical, Cl A	2,800	29,456
Jiangsu Hengrui Medicine, Cl A	21,780	294,614
Jiangsu Yuyue Medical Equipment & Supply, Cl A	2,900	15,287
Jilin Aodong Pharmaceutical Group, Cl A	3,500	8,713
Jinyu Bio-Technology, Cl A	3,600	15,061
Joincare Pharmaceutical Group Industry, Cl A	5,700	16,233
Jointown Pharmaceutical Group, Cl A *	12,700	34,074
Lepu Medical Technology Beijing, Cl A	7,000	43,020
Livzon Pharmaceutical Group, Cl A	2,000	15,611
Luye Pharma Group	118,700	74,894
Meinian Onehealth Healthcare Holdings, Cl A	24,320	53,644
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	2,600	17,596
Ovctek China, Cl A	2,000	18,744
Ping An Healthcare and Technology *	22,600	386,085
Shandong Buchang Pharmaceuticals, Cl A	7,710	31,670
Shandong Weigao Group Medical Polymer, Cl H	158,900	403,903
Shanghai Fosun Pharmaceutical Group, Cl A	7,800	69,568
Shanghai Fosun Pharmaceutical Group, Cl H	39,200	185,373
Shanghai Pharmaceuticals Holding, Cl A	6,900	20,273
Shanghai Pharmaceuticals Holding, Cl H	62,100	110,255
Shanghai RAAS Blood Products, Cl A	6,600	9,771
Shenzhen Hepalink Pharmaceutical Group, Cl A	3,500	12,320
Shenzhen Kangtai Biological Products, Cl A *	2,543	81,955
Shenzhen Mindray Bio-Medical Electronics, Cl A	3,582	178,139
Shenzhen Salubris Pharmaceuticals, Cl A	5,700	28,430
Shijiazhuang Yiling Pharmaceutical, Cl A	4,800	21,904
Sichuan Kelun Pharmaceutical, Cl A	9,400	30,272
Sinopharm Group, Cl H	91,700	218,418
Tianjin Chase Sun Pharmaceutical, Cl A	9,500	7,543

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Tonghua Dongbao Pharmaceutical, Cl A	13,600	$26,723
Topchoice Medical, Cl A *	1,100	27,818
Walvax Biotechnology, Cl A *	5,700	66,058
Winning Health Technology Group, Cl A	7,070	23,387
WuXi AppTec, Cl A	8,520	137,986
WuXi AppTec, Cl H	15,440	232,491
Wuxi Biologics Cayman *	37,340	768,943
Yifan Pharmaceutical, Cl A	4,200	17,788
Yunnan Baiyao Group, Cl A	6,810	106,953
Zai Lab ADR *	2,898	220,567
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3,040	88,970
Zhejiang Conba Pharmaceutical, Cl A	9,600	8,269
Zhejiang Huahai Pharmaceutical, Cl A	4,810	26,541
Zhejiang NHU, Cl A	8,300	35,021
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	1,800	17,401
TOTAL CHINA		7,675,520
HONG KONG — 11.8%
Health Care — 11.8%
Hutchison China MediTech ADR *	5,025	136,278
Sino Biopharmaceutical	624,000	813,193
SSY Group	130,100	82,087
TOTAL HONG KONG		1,031,558
TOTAL COMMON STOCK
(Cost $6,761,597)		8,707,078
TOTAL INVESTMENTS — 99.6%
(Cost $6,761,597)		$8,707,078

Percentages are based on Net Assets of $8,741,033.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 99.7%
Financials — 99.7%
Agricultural Bank of China, Cl A	444,200	$205,635
Agricultural Bank of China, Cl H	3,084,088	1,094,326
Avic Capital, Cl A	97,600	66,305
Bank of Beijing, Cl A	150,200	103,976
Bank of Chengdu, Cl A	40,900	48,712
Bank of China, Cl H	7,719,334	2,589,645
Bank of China Ltd., Cl A	239,300	114,210
Bank of Communications, Cl A	240,500	164,073
Bank of Communications, Cl H	1,168,571	648,352
Bank of Hangzhou, Cl A	58,045	78,533
Bank of Jiangsu, Cl A	93,100	80,727
Bank of Nanjing, Cl A	75,384	83,841
Bank of Ningbo, Cl A	40,100	166,498
Bank of Shanghai, Cl A	98,298	116,652
Caitong Securities, Cl A	37,000	88,771
Changjiang Securities, Cl A	60,100	74,422
China Cinda Asset Management, Cl H	1,835,500	345,776
China Citic Bank Corp Ltd., Cl H	1,245,222	543,063
China CITIC Bank Corp Ltd., Cl A	61,000	45,112
China Construction Bank, Cl A	17,400	15,262
China Construction Bank, Cl H	3,748,826	2,747,456
China Everbright	227,200	363,511
China Everbright Bank, Cl A	259,600	140,641
China Everbright Bank, Cl H	793,200	297,826
China Galaxy Securities, Cl A	42,100	78,863
China Galaxy Securities, Cl H	782,000	467,170
China Great Wall Securities, Cl A *	27,000	55,685
China Huarong Asset Management, Cl H	2,226,200	252,775
China International Capital, Cl H	255,400	603,058
China Life Insurance, Cl A	21,602	112,975
China Life Insurance, Cl H	675,340	1,556,292
China Merchants Bank, Cl A	114,429	570,730
China Merchants Bank, Cl H	396,134	1,847,726
China Merchants Securities, Cl A	53,830	166,106
China Minsheng Banking, Cl A	217,000	172,300

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Minsheng Banking, Cl H	858,526	$540,581
China Pacific Insurance Group, Cl A	39,900	168,755
China Pacific Insurance Group, Cl H	309,112	895,405
China Reinsurance Group, Cl H	1,795,500	196,921
China Taiping Insurance Holdings	255,330	452,664
Chongqing Rural Commercial Bank, Cl H	694,300	281,296
CITIC Securities, Cl A	60,600	260,214
CITIC Securities, Cl H	301,896	702,718
CSC Financial, Cl A	19,900	138,699
Dongxing Securities, Cl A	32,300	63,653
East Money Information, Cl A	53,840	205,799
Everbright Securities, Cl A	40,557	139,564
Far East Horizon	470,900	387,647
First Capital Securities, Cl A	67,800	105,433
Founder Securities, Cl A	75,000	92,228
GF Securities Ltd., Cl A	45,600	101,954
GF Securities Ltd., Cl H	318,500	381,779
Guosen Securities, Cl A	39,745	75,192
Guotai Junan Securities, Cl A	51,244	135,725
Guotai Junan Securities, Cl H	200,500	331,657
Guoyuan Securities, Cl A	45,500	67,886
Haitong Securities Ltd., Cl A	58,000	117,210
Haitong Securities Ltd., Cl H	501,300	465,712
Hithink RoyalFlush Information Network, Cl A	5,380	110,333
Huaan Securities Ltd., Cl A	50,000	57,974
Huatai Securities Ltd., Cl A	49,300	146,898
Huatai Securities Ltd., Cl H	287,700	519,703
Huaxi Securities, Cl A	37,400	68,344
Huaxia Bank, Cl A	97,300	88,692
Hubei Biocause Pharmaceutical, Cl A	83,900	69,022
Industrial & Commercial Bank of China, Cl A	12,600	8,957
Industrial & Commercial Bank of China, Cl H	4,589,137	2,711,962
Industrial Bank, Cl A	129,400	290,430
Industrial Securities, Cl A	71,600	84,045

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Jiangsu Changshu Rural Commercial Bank, Cl A	43,000	$45,914
Nanjing Securities, Cl A	31,800	71,419
New China Life Insurance C, Cl A	15,317	116,042
New China Life Insurance C, Cl H	138,211	540,346
Noah Holdings ADR *	8,243	251,164
Northeast Securities, Cl A	36,400	58,534
Orient Securities, Cl A	52,100	87,440
Pacific Securities, Cl A	97,300	60,383
People’s Insurance Group of China, Cl A *	62,100	63,549
People’s Insurance Group of China, Cl H	1,373,000	446,435
PICC Property & Casualty, Cl H	827,263	653,254
Ping An Bank, Cl A	5,100	9,751
Ping An Insurance Group of China, Cl A	1,100	11,966
Ping An Insurance Group of China, Cl H	295,914	3,134,698
Postal Savings Bank of China, Cl H	1,120,100	617,123
Qingdao Rural Commercial Bank, Cl A	74,800	60,357
SDIC Capital, Cl A	32,400	68,773
Sealand Securities, Cl A	74,310	59,961
Shanghai Pudong Development Bank, Cl A	183,014	271,744
Shanxi Securities, Cl A	59,940	71,046
Shenwan Hongyuan Group, Cl A *	161,000	134,527
Sinolink Securities, Cl A	42,600	88,103
SooChow Securities, Cl A	48,980	80,168
Southwest Securities, Cl A	91,800	76,969
Tianfeng Securities, Cl A	68,700	70,696
Western Securities, Cl A	38,400	54,596
Zheshang Securities, Cl A	34,300	81,212
ZhongAn Online P&C Insurance, Cl H * (A)	94,300	565,177
TOTAL COMMON STOCK
(Cost $41,238,177)		34,423,404

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Financials ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $445,473)	445,473	$445,473
TOTAL INVESTMENTS — 101.0%
(Cost $41,683,650)		$34,868,877

Percentages are based on Net Assets of $34,537,825.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $423,793.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $445,473.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 98.4%
Information Technology — 98.4%
360 Security Technology, Cl A	16,859	$46,924
AAC Technologies Holdings	106,600	848,651
Accelink Technologies, Cl A	3,900	18,054
Addsino, Cl A	6,300	15,991
Aisino, Cl A	24,700	61,916
AVIC Jonhon Optronic Technology, Cl A	6,100	38,074
Beijing E-Hualu Information Technology, Cl A *	2,200	15,797
Beijing Shiji Information Technology, Cl A	11,700	61,625
Beijing Sinnet Technology, Cl A	8,700	32,557
Beijing Thunisoft, Cl A	3,900	14,840
BOE Technology Group, Cl A	302,600	202,536
BYD Electronic International	120,700	422,829
Chaozhou Three-Circle Group, Cl A	19,600	80,397
China Greatwall Technology Group, Cl A	17,500	45,899
China National Software & Service, Cl A	2,600	35,341
China Railway Signal & Communication, Cl H	324,900	141,275
China TransInfo Technology, Cl A	7,800	26,215
Dawning Information Industry, Cl A	7,200	45,797
DHC Software, Cl A	43,000	75,064
Fiberhome Telecommunication Technologies, Cl A	5,300	21,565
Foxconn Industrial Internet, Cl A	40,300	84,271
Fujian Star-net Communication, Cl A	2,800	13,195
GCL System Integration Technology, Cl A *	38,700	17,028
GDS Holdings ADR *	9,868	792,302
Gigadevice Semiconductor Beijing, Cl A	3,224	106,970
Glodon, Cl A	6,500	71,295
GoerTek, Cl A	44,100	269,887
GRG Banking Equipment, Cl A	13,100	27,036
Guangzhou Haige Communications Group, Cl A	31,100	64,186
Guangzhou Shiyuan Electronic Technology, Cl A	3,400	50,635

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hangzhou Hikvision Digital Technology, Cl A	78,600	$416,699
Hangzhou Silan Microelectronics, Cl A	5,200	15,025
Hengtong Optic-electric, Cl A	25,900	61,360
Holitech Technology, Cl A *	22,200	16,736
Hua Hong Semiconductor	91,600	401,848
Huagong Tech, Cl A	4,800	16,084
Hubei Kaile Science & Technology, Cl A	9,100	18,585
Hundsun Technologies, Cl A	14,181	222,616
Iflytek	24,300	127,538
Inspur Electronic Information Industry, Cl A	9,252	50,336
Kingboard Holdings	113,600	331,997
Kingdee International Software Group	339,700	937,987
Kingsoft	124,500	633,729
Legend Holdings, Cl H	57,350	74,442
Lenovo Group	1,050,500	632,995
Lens Technology, Cl A	40,400	190,210
Leyard Optoelectronic, Cl A	16,100	16,614
Lingyi iTech Guangdong, Cl A *	39,100	66,463
LONGi Green Energy Technology, Cl A	38,650	314,640
Luxshare Precision Industry, Cl A	62,043	520,993
NAURA Technology Group, Cl A	3,280	98,011
Newland Digital Technology, Cl A	6,700	16,593
Ninestar, Cl A	13,900	75,942
O-film Tech, Cl A	36,400	101,470
Sanan Optoelectronics, Cl A	53,700	207,342
Sangfor Technologies, Cl A	2,110	64,677
Semiconductor Manufacturing International *	453,800	1,747,816
SG Micro, Cl A	600	31,216
Shanghai 2345 Network Holding Group, Cl A	80,910	35,832
Shanghai Baosight Software, Cl A	4,800	49,016
Shengyi Technology, Cl A	14,400	59,377
Shennan Circuits, Cl A	3,182	70,296
Shenzhen Goodix Technology, Cl A	2,850	85,023
Shenzhen Kaifa Technology, Cl A	5,300	19,195
Shenzhen Kingdom Sci-Tech, Cl A	5,600	15,635
Shenzhen Sunway Communication, Cl A	5,300	42,014

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sunny Optical Technology Group	84,460	$1,589,987
Suzhou Dongshan Precision Manufacturing, Cl A	18,400	77,400
Thunder Software Technology, Cl A	1,600	22,244
Tianjin 712 Communication & Broadcasting, Cl A	3,500	22,197
Tianjin Zhonghuan Semiconductor, Cl A	16,700	58,234
Tianma Microelectronics, Cl A	27,400	66,014
Tianshui Huatian Technology, Cl A	11,200	26,534
TongFu Microelectronics, Cl A	4,000	15,404
Travelsky Technology, Cl H	161,200	309,912
Tunghsu Optoelectronic Technology, Cl A	79,800	32,024
Unigroup Guoxin Microelectronics, Cl A	3,000	54,537
Unisplendour, Cl A *	12,867	80,773
Universal Scientific Industrial Shanghai, Cl A	6,500	22,554
Venustech Group, Cl A	4,900	27,726
Visionox Technology, Cl A *	7,900	18,478
Wangsu Science & Technology, Cl A	31,500	40,451
Westone Information Industry, Cl A	4,300	13,491
Will Semiconductor, Cl A	4,130	121,723
Wingtech Technology, Cl A	6,740	146,880
Wonders Information, Cl A	4,800	18,451
Wuhan Guide Infrared, Cl A	9,070	50,711
Wuhu Token Science, Cl A	10,500	18,360
WUS Printed Circuit Kunshan, Cl A	9,300	32,070
Wuxi Lead Intelligent Equipment, Cl A	10,400	65,629
Wuxi Taiji Industry, Cl A	8,600	14,212
Xiaomi, Cl B *	752,300	1,438,556
Xinyi Solar Holdings	573,400	627,394
Yealink Network Technology, Cl A	4,200	37,881
Yonyou Network Technology, Cl A	31,156	209,962
Zhejiang Dahua Technology, Cl A	40,400	123,274
Zhejiang Jingsheng Mechanical & Electrical, Cl A	4,100	14,591
Zhongji Innolight, Cl A	3,400	28,790
ZTE, Cl A *	35,200	197,611
ZTE, Cl H	120,500	356,050

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$17,514,609
HONG KONG — 1.3%
Information Technology — 1.3%
Kingboard Laminates Holdings	209,100	234,995
TOTAL COMMON STOCK
(Cost $14,830,056)		17,749,604
TOTAL INVESTMENTS — 99.7%
(Cost $14,830,056)		$17,749,604

Percentages are based on Net Assets of $17,800,341.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 98.0%
Communication Services — 98.0%
58.com ADR *	9,036	$500,323
Autohome ADR	5,891	516,346
Baidu ADR *	11,105	1,325,937
Beijing Enlight Media, Cl A	182,100	347,118
Beijing Kunlun Tech, Cl A	68,000	262,751
Bilibili ADR *	8,955	390,259
China Film, Cl A *	150,681	313,790
China Literature *	600	3,944
China Mobile	184,900	1,266,831
China South Publishing & Media Group, Cl A	168,972	258,402
China Telecom, Cl H	1,257,800	374,896
China Tower, Cl H	2,682,800	488,084
China Unicom Hong Kong	548,000	305,458
China United Network Communications, Cl A	428,700	312,128
Chinese Universe Publishing and Media Group, Cl A	136,750	248,325
Focus Media Information Technology, Cl A	391,500	340,032
G-bits Network Technology Xiamen, Cl A	5,274	468,649
Giant Network Group, Cl A	116,000	350,797
HUYA ADR *	16,197	393,911
iQIYI ADR *	20,153	425,228
JOYY ADR *	6,716	536,071
Leo Group, Cl A	375,500	191,591
Mango Excellent Media, Cl A *	46,320	451,964
Momo ADR	14,390	265,783
NanJi E-Commerce, Cl A	131,000	367,808
NetEase ADR	3,449	1,581,091
Oriental Pearl Group, Cl A *	230,800	335,420
Perfect World, Cl A	77,010	423,612
SINA *	10,952	441,913
Tencent Holdings	24,395	1,680,851
Tencent Music Entertainment Group ADR *	241	3,890
Wanda Film Holding, Cl A	120,500	299,642
Weibo ADR * (A)	8,756	302,608

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	64,251	$419,914
Youzu Interactive, Cl A	91,800	292,218
Zhejiang Century Huatong Group, Cl A *	135,620	235,193
		16,722,778
Information Technolgy — 0.0%
National Agricultural Holdings *(B)(C)(D)	204,200	3
TOTAL CHINA		16,722,781
HONG KONG— 2.0%
Communication Services — 2.0%
Alibaba Pictures Group *	2,453,000	341,828
TOTAL COMMON STOCK
(Cost $16,809,973)		17,064,609
SHORT-TERM INVESTMENT(E)(F) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $229,845)	229,845	229,845
TOTAL INVESTMENTS — 101.3%
(Cost $17,039,818)		$17,294,454

Percentages are based on Net Assets of $17,068,852.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $226,956.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2020 was $3 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2020, was $3 and represents 0.0% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $229,845.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Communication Services ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$17,064,606	$—	$3	$17,064,609
Short-Term Investment	229,845	—	—	229,845
Total Investments in Securities	$17,294,451	$—	$3	$17,294,454

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 99.7%
Utilities — 99.7%
Beijing Enterprises Holdings	17,800	$62,241
Beijing Enterprises Water Group	157,900	67,029
CGN Power, Cl H	257,000	54,052
Chengdu Xingrong Environment, Cl A	19,300	14,107
China Gas Holdings	35,190	105,794
China Longyuan Power Group, Cl H	126,000	90,229
China National Nuclear Power, Cl A	60,800	37,819
China Power International Development	232,900	43,574
China Resources Gas Group	23,120	113,956
China Resources Power Holdings	55,150	70,306
China Yangtze Power, Cl A	46,000	121,110
ENN Energy Holdings	10,590	128,307
GD Power Development, Cl A	121,100	35,407
Guangdong Investment	60,160	97,185
Huadian Power International, Cl A	45,300	23,568
Huaneng Power International, Cl A	26,000	17,477
Huaneng Power International, Cl H	121,300	51,806
Hubei Energy Group, Cl A	28,100	15,183
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	37,600	13,634
Kunlun Energy	96,360	80,567
Luenmei Quantum, Cl A	9,900	20,702
SDIC Power Holdings, Cl A	33,200	41,017
Shanghai Electric Power, Cl A	17,000	19,126
Shenergy, Cl A	32,800	26,796
Shenzhen Energy Group, Cl A	26,480	21,519
Sichuan Chuantou Energy, Cl A	26,000	35,587
TOTAL COMMON STOCK
(Cost $1,473,911)		1,408,098

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Utilities ETF

	Face Amount	Value
U.S TREASURY OBLIGATION — 7.1%
United States Treasury Bill
0.075%, 08/11/20(A)
(Cost $99,998)	$100,000	$99,998
TOTAL INVESTMENTS — 106.8%
(Cost $1,573,909)		$1,508,096

Percentages are based on Net Assets of $1,411,821.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,408,098	$—	$—	$1,408,098
U.S Treasury Obligation	—	99,998	—	99,998
Total Investments in Securities	$1,408,098	$99,998	$—	$1,508,096

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 97.2%
Real Estate — 97.2%
Agile Group Holdings	117,700	$149,285
Beijing Capital Development, Cl A	9,400	9,094
China Aoyuan Group	116,800	147,089
China Enterprise	13,600	8,304
China Evergrande Group	134,300	376,897
China Fortune Land Development, Cl A	18,720	46,550
China Jinmao Holdings Group	439,600	298,920
China Merchants Property Operation & Service, Cl A	2,200	10,657
China Merchants Shekou Industrial Zone Holdings, Cl A	32,900	80,443
China Overseas Land & Investment	200,400	610,235
China Overseas Property Holdings	7,100	7,411
China Resources Land	165,700	690,578
China Vanke, Cl A	13,900	53,470
China Vanke, Cl H	96,100	302,552
CIFI Holdings Group	256,400	230,257
Country Garden Holdings	517,100	663,874
Financial Street Holdings, Cl A	28,700	28,382
Gemdale, Cl A	29,600	59,351
Grandjoy Holdings Group, Cl A	11,400	8,954
Greenland Holdings Group, Cl A	51,200	59,953
Guangzhou R&F Properties	119,900	138,152
Jiangsu Zhongnan Construction Group, Cl A	13,700	18,555
Jinke Properties Group, Cl A	46,800	58,355
Kaisa Group Holdings	268,000	118,954
KWG Group Holdings	112,100	199,605
Logan Property Holdings	119,100	206,230
Longfor Group Holdings	131,000	647,378
Oceanwide Holdings, Cl A	33,200	20,033
Poly Developments and Holdings Group, Cl A	49,753	111,240
Poly Property Services	7,000	73,656
RiseSun Real Estate Development, Cl A	33,200	39,113
Seazen Group	188,200	178,482
Seazen Holdings, Cl A	11,200	54,626

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	116,269	$97,666
Shanghai Zhangjiang High-Tech Park Development, Cl A	9,900	28,562
Shenzhen Investment	320,900	100,615
Shimao Property Holdings	77,600	328,915
Shui On Land	462,100	68,568
Sichuan Languang Development, Cl A	11,100	8,511
Sino-Ocean Group Holding	327,200	78,948
SOHO China *	248,000	92,158
Sunac China Holdings	150,100	706,905
Xinhu Zhongbao, Cl A	81,800	39,978
Yango Group, Cl A	14,700	14,600
Youngor Group, Cl A	10,300	9,846
Yuexiu Property	691,100	126,624
Yuzhou Properties	208,900	93,800
Zhenro Properties Group	104,400	66,410
Zhongtian Financial Group, Cl A *	19,300	9,930
TOTAL CHINA		7,578,671

HONG KONG— 2.7%
Real Estate — 2.7%
Wharf Holdings	123,600	209,875
TOTAL COMMON STOCK
(Cost $8,048,487)		7,788,546
TOTAL INVESTMENTS — 99.9%
(Cost $8,048,487)		$7,788,546

Percentages are based on Net Assets of $7,795,063.

*	Non-income producing security.

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 98.8%
Communication Services — 17.7%
Baidu ADR *	645	$77,013
China Mobile	13,260	90,850
NetEase ADR	203	93,059
Tencent Holdings	4,590	316,258
		577,180
Consumer Discretionary — 27.6%
Alibaba Group Holding ADR *	1,172	294,196
ANTA Sports Products	2,800	26,554
JD.com ADR *	1,890	120,563
Meituan Dianping, Cl B *	6,140	152,030
New Oriental Education & Technology Group ADR *	422	59,164
Pinduoduo ADR *	500	45,900
Shenzhou International Group Holdings	2,700	32,225
TAL Education Group ADR *	1,027	80,281
Trip.com Group ADR *	1,247	33,918
Yum China Holdings	1,077	55,185
		900,016
Consumer Staples — 11.7%
China Mengniu Dairy	10,100	47,371
Foshan Haitian Flavouring & Food, Cl A	2,040	43,880
Kweichow Moutai, Cl A	749	180,151
Muyuan Foodstuff, Cl A	2,380	31,205
Wuliangye Yibin, Cl A	2,538	79,116
		381,723
Energy — 2.4%
China Petroleum & Chemical, Cl H	68,700	29,429
CNOOC	44,700	47,295
		76,724
Financials — 20.2%
Agricultural Bank of China, Cl H	80,400	28,528
Bank of China, Cl H	192,900	64,713
China Construction Bank, Cl H	187,500	137,416
China Life Insurance, Cl H	20,850	48,048
China Merchants Bank, Cl H	11,150	52,008

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CITIC Securities, Cl A	7,500	$32,205
Industrial & Commercial Bank of China, Cl H	136,700	80,783
Industrial Bank, Cl A	14,100	31,647
Ping An Bank, Cl A	13,900	26,576
Ping An Insurance Group of China, Cl H	12,040	127,543
Shanghai Pudong Development Bank, Cl A	20,600	30,587
		660,054
Health Care — 4.8%
CSPC Pharmaceutical Group	13,800	28,953
Jiangsu Hengrui Medicine, Cl A	3,696	49,995
Shenzhen Mindray Bio-Medical Electronics, Cl A	760	37,796
Wuxi Biologics Cayman *	1,900	39,127
		155,871
Industrials — 2.3%
Contemporary Amperex Technology, Cl A	1,500	45,613
ZTO Express Cayman ADR	756	28,010
		73,623
Information Technology — 5.1%
Hangzhou Hikvision Digital Technology, Cl A	6,600	34,990
Luxshare Precision Industry, Cl A	5,199	43,657
Sunny Optical Technology Group	2,240	42,169
Xiaomi, Cl B *	23,200	44,363
		165,179
Materials — 0.7%
Anhui Conch Cement, Cl A	2,600	22,888
Real Estate — 5.1%
China Overseas Land & Investment	12,000	36,541
China Resources Land	9,400	39,176
China Vanke, Cl A	7,000	26,928
Country Garden Holdings	19,200	24,650
Sunac China Holdings	8,650	40,737
		168,032
Utilities — 1.2%
China Yangtze Power, Cl A	14,800	38,966
TOTAL CHINA		3,220,256

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 1.0%
Health Care — 1.0%
Sino Biopharmaceutical	26,100	$34,013
TOTAL COMMON STOCK
(Cost $2,598,959)		3,254,269
TOTAL INVESTMENTS — 99.8%
(Cost $2,598,959)		$3,254,269

Percentages are based on Net Assets of $3,261,965.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.5%
GREECE — 93.3%
Communication Services — 20.2%
Hellenic Telecommunications Organization	1,806,909	$26,708,246
Consumer Discretionary — 21.8%
FF Group *(A)(B)(C)	452,712	5,353
FF Group ADR *(A)(B)(C)	200,300	2,369
JUMBO	460,914	9,052,919
JUMBO ADR	340,000	6,678,008
OPAP	773,858	6,982,081
OPAP ADR	1,404,900	6,097,266
		28,817,996
Consumer Staples — 2.1%
Sarantis	274,526	2,743,085
Energy — 8.3%
Capital Product Partners (E)	146,129	825,629
GasLog Partners	308,636	1,178,990
Hellenic Petroleum	517,473	3,194,164
Motor Oil Hellas Corinth Refineries	178,444	2,413,943
Motor Oil Hellas Corinth Refineries ADR (D)	368,300	2,382,901
Tsakos Energy Navigation	120,047	1,044,409
		11,040,036
Financials — 17.3%
Alpha Bank AE *	9,611,469	5,932,795
Eurobank Ergasias *	16,019,877	6,740,067
Hellenic Exchanges - Athens Stock Exchange	528,244	1,877,060
National Bank of Greece *	3,736,787	4,911,418
Piraeus Bank *(D)	2,443,106	3,342,525
		22,803,865
Industrials — 9.6%
Aegean Airlines *	280,945	1,179,366
Ellaktor *	1,268,212	1,604,629
GEK Terna Holding Real Estate Construction *	483,316	3,303,377
Mytilineos Holdings	281,576	2,610,422
Mytilineos Holdings ADR	426,200	3,951,215
		12,649,009
Real Estate — 2.9%
LAMDA Development *	577,878	3,854,023

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 11.1%
Athens Water Supply & Sewage	368,355	$2,870,457
Holding ADMIE IPTO	1,023,311	2,674,231
Public Power *(D)	910,471	4,123,481
Terna Energy	381,481	4,980,135
		14,648,304
TOTAL GREECE		123,264,564
MONACO — 0.9%
Energy — 0.9%
GasLog (D)	391,017	1,141,770
UNITED STATES — 5.3%
Energy — 2.0%
Dorian LPG *	303,689	2,593,504
Materials — 3.3%
Titan Cement International	336,263	4,365,967
TOTAL UNITED STATES		6,959,471
TOTAL COMMON STOCK
(Cost $209,161,650)		131,365,805

SHORT-TERM INVESTMENT(F)(G) — 3.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $4,607,224)	4,607,224	4,607,224
TOTAL INVESTMENTS — 103.0%
(Cost $213,768,874)		$135,973,029

Percentages are based on Net Assets of $132,067,800.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2020 was $7,722 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2020, was $7,722 and represents 0.0% of net assets.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Greece ETF

(D)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $4,428,960.
(E)	Security considered Master Limited Partnership. At July 31, 2020, these amounted to $825,629 or 0.6% of net assets.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $4,607,224.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$131,358,083	$—	$7,722	$131,365,805
Short-Term Investment	4,607,224	—	—	4,607,224
Total Investments in Securities	$135,965,307	$—	$7,722	$135,973,029

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.5%
FAROE ISLANDS — 2.6%
Consumer Staples — 2.6%
Bakkafrost P/F *	13,679	$830,939
FRANCE — 3.0%
Communication Services — 3.0%
Adevinta, Cl B *	59,128	956,067
NORWAY — 91.8%
Communication Services — 11.8%
Schibsted, Cl B	26,139	861,429
Telenor	183,430	2,845,748
		3,707,177
Consumer Discretionary — 0.6%
Europris	41,226	201,978
Consumer Staples — 16.0%
Austevoll Seafood	27,025	228,015
Grieg Seafood	13,137	133,123
Leroy Seafood Group	79,485	461,912
Mowi	111,347	2,008,915
Norway Royal Salmon	3,415	85,010
Orkla	144,978	1,429,204
Salmar	14,137	672,060
		5,018,239
Energy — 15.0%
BW Offshore	24,030	82,792
DNO International	191,955	120,938
Equinor	258,809	3,828,464
Frontline	26,628	212,347
Ocean Yield	20,686	50,355
TGS Nopec Geophysical	30,399	447,337
		4,742,233
Financials — 22.9%
Aker, Cl A	6,414	270,298
DnB *	241,521	3,685,790
Gjensidige Forsikring	53,874	1,106,100
Norwegian Finance Holding	31,549	232,999
Protector Forsikring (A)	21,295	102,735
Sbanken	19,514	140,570

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sparebank 1 Nord Norge	31,818	$219,390
Sparebank 1 Oestlandet	8,699	84,222
SpareBank 1 SMN	36,006	308,945
SpareBank 1 SR-Bank *	43,882	347,282
Storebrand	123,129	670,243
		7,168,574
Industrials — 9.4%
Bonheur	4,822	113,661
Golden Ocean Group	28,673	110,222
Hexagon Composites	19,675	102,592
Kongsberg Gruppen	21,083	319,536
NEL, Cl A *	321,471	660,905
Norwegian Air Shuttle * (A)	121,780	30,476
Stolt-Nielsen	9,020	81,170
TOMRA Systems *	27,770	1,141,834
Veidekke	26,684	362,102
Wallenius Wilhelmsen, Cl B	26,027	38,702
		2,961,200
Information Technology — 2.4%
Atea	24,278	280,248
Crayon Group Holding *	7,256	56,745
Nordic Semiconductor *	41,191	404,703
		741,696
Materials — 9.6%
Borregaard	31,261	413,193
Elkem	59,491	112,772
Norsk Hydro	334,207	935,015
Yara International	37,374	1,565,543
		3,026,523
Real Estate — 2.3%
Entra	43,057	607,522
Selvaag Bolig	20,758	115,692
		723,214
Utilities — 1.8%
Fjordkraft Holding	19,768	176,585
Scatec Solar *	22,565	389,718
		566,303

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
TOTAL NORWAY		$28,857,137
SINGAPORE — 0.5%
Energy — 0.5%
BW LPG	26,150	107,321
Hafnia	20,184	35,615
TOTAL SINGAPORE		142,936
UNITED KINGDOM — 1.6%
Energy — 1.6%
FLEX LNG	6,783	37,617
Subsea 7	63,175	474,847
TOTAL UNITED KINGDOM		512,464
TOTAL COMMON STOCK
(Cost $41,870,722)		31,299,543
SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $103,032)	103,032	103,032
TOTAL INVESTMENTS — 99.8%
(Cost $41,973,754)		$31,402,575

Percentages are based on Net Assets of $31,452,060.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $99,775.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $103,032.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.7%
GERMANY— 84.6%
Communication Services — 5.0%
Deutsche Telekom	69,792	$1,169,018
Consumer Discretionary — 10.6%
adidas	3,747	1,036,366
Bayerische Motoren Werke	6,596	426,645
Continental	2,262	220,832
Daimler	17,398	769,432
		2,453,275
Consumer Staples — 1.1%
Beiersdorf	2,067	247,232
Financials — 15.7%
Allianz	8,570	1,785,809
Deutsche Bank	43,503	390,497
Deutsche Boerse	3,797	694,143
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,904	771,955
		3,642,404
Health Care — 10.8%
Bayer	20,444	1,359,598
Fresenius & KGaA	8,649	432,312
Fresenius Medical Care & KGaA	4,075	359,569
Merck KGaA	2,724	348,041
		2,499,520
Industrials — 13.0%
Deutsche Post	20,349	824,384
MTU Aero Engines	1,106	192,056
Siemens	15,579	1,995,480
		3,011,920
Information Technology — 13.8%
Infineon Technologies	26,904	672,226
SAP	15,910	2,516,867
Wirecard *	2,404	5,499
		3,194,592
Materials — 5.8%
BASF	19,100	1,057,234
Covestro	3,345	129,976

Schedule of Investments (Unaudited)	July 31, 2020

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
HeidelbergCement	3,089	$172,409
		1,359,619
Real Estate — 4.4%
Deutsche Wohnen	6,591	321,105
Vonovia	10,848	707,833
		1,028,938
Utilities — 4.4%
E.ON	45,640	536,237
RWE	12,999	491,572
		1,027,809
TOTAL GERMANY		19,634,327
UNITED KINGDOM — 11.1%
Materials — 11.1%
Linde	10,568	2,583,047
TOTAL COMMON STOCK
(Cost $24,064,008)		22,217,374
PREFERRED STOCK — 4.0%
GERMANY— 4.0%
Consumer Discretionary — 2.4%
Volkswagen(A)	3,806	562,572
Consumer Staples — 1.6%
Henkel & KGaA(A)	3,676	362,527
TOTAL PREFERRED STOCK
(Cost $1,226,277)		925,099
TOTAL INVESTMENTS — 99.7%
(Cost $25,290,285)		$23,142,473

Percentages are based on Net Assets of $23,201,548.

*	Non-income producing security.
(A)	There’s currently no stated interest rate.

Schedule of Investments (Unaudited)	July 31, 2020

Global X DAX Germany ETF

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 3.9%
Communication Services — 3.9%
Altice Europe *	131,712	$624,552
PORTUGAL — 90.6%
Communication Services — 7.0%
NOS SGPS	184,774	818,916
Pharol SGPS * (A)	1,345,879	189,070
Sonaecom	64,053	120,430
		1,128,416
Consumer Discretionary — 1.1%
Ibersol SGPS	28,838	186,190
Consumer Staples — 8.3%
Jeronimo Martins (A)	41,664	704,278
Sonae	901,004	632,867
		1,337,145
Energy — 18.7%
Galp Energia	287,877	3,029,675
Financials — 4.7%
Banco Comercial Portugues, Cl R (A)	6,580,459	764,129
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	13
		764,142
Industrials — 6.3%
CTT-Correios de Portugal (A)	241,400	649,408
Mota-Engil (A)	166,692	230,621
Sonae Capital	176,170	99,994
Teixeira Duarte * (A)	340,351	39,522
		1,019,545
Materials — 15.2%
Altri	118,293	586,660
Corticeira Amorim SGPS	60,930	711,128
Navigator	269,807	674,462
Ramada Investimentos E Industria	13,272	49,907
Semapa-Sociedade de Investimento e Gestao	49,012	443,366
		2,465,523

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 29.3%
Energias de Portugal	804,336	$4,075,561
REN - Redes Energeticas Nacionais (A)	234,275	678,721
		4,754,282
TOTAL PORTUGAL		14,684,918
SPAIN — 5.4%
Utilities — 5.4%
EDP Renovaveis	53,790	882,857
TOTAL COMMON STOCK
(Cost $23,291,455)		16,192,327
SHORT-TERM INVESTMENT(E)(F) — 15.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $2,533,555)	2,533,555	2,533,555
TOTAL INVESTMENTS — 115.6%
(Cost $25,825,010)		$18,725,882

Percentages are based on Net Assets of $16,203,345.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $2,388,055.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2020 was $13 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2020, was $13 and represents 0.0% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $2,533,555.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Portugal ETF

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$16,192,314	$—	$13	$16,192,327
Short-Term Investment	2,533,555	—	—	2,533,555
Total Investments in Securities	$18,725,869	$—	$13	$18,725,882

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 91.0%
CHILE — 5.3%
Energy — 3.0%
Empresas COPEC	132,245	$1,079,779
Utilities — 2.3%
Enel Americas	5,189,108	805,286
TOTAL CHILE		1,885,065
COLOMBIA — 84.0%
Consumer Staples — 3.8%
Grupo Nutresa	245,404	1,329,589
Energy — 16.5%
Canacol Energy	434,253	1,137,908
Ecopetrol ADR (A)	401,732	4,676,161
		5,814,069
Financials — 37.6%
Banco de Bogota	70,382	1,171,920
BanColombia	401,672	2,887,293
BanColombia ADR (A)	183,913	5,134,851
Financiera Colombiana *	218,313	1,458,020
Grupo Aval Acciones y Valores ADR	275,499	1,259,030
Grupo de Inversiones Suramericana	255,125	1,327,514
		13,238,628
Materials — 7.2%
Cementos Argos	999,213	980,898
Cemex Latam Holdings *	883,621	419,492
Grupo Argos	410,664	1,123,495
		2,523,885
Utilities — 18.9%
Celsia ESP	1,277,462	1,440,782
Grupo Energia Bogota ESP	2,512,561	1,543,251
Interconexion Electrica	714,881	3,681,455
		6,665,488
TOTAL COLOMBIA		29,571,659

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 1.7%
Materials — 1.7%
Tecnoglass	120,028	$594,139
TOTAL COMMON STOCK
(Cost $47,003,647)		32,050,863
PREFERRED STOCK — 8.8%
COLOMBIA — 8.8%
Financials — 5.7%
Banco Davivienda(B)	210,218	1,556,193
Grupo Aval Acciones y Valores(B)	1,431,941	334,140
Grupo de Inversiones Suramericana(B)	25,964	113,652
		2,003,985
Materials — 3.1%
Cementos Argos(B)	633,896	538,117
Grupo Argos(B)	263,612	547,256
		1,085,373
TOTAL PREFERRED STOCK
(Cost $5,197,953)		3,089,358
SHORT-TERM INVESTMENT(C)(D) — 9.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $3,247,145)	3,247,145	3,247,145
TOTAL INVESTMENTS — 109.0%
(Cost $55,448,745)		$38,387,366

Percentages are based on Net Assets of $35,203,149.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $3,151,488.
(B)	There’s currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $3,247,145.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Colombia ETF

ADR — American Depositary Receipt

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.7%
ARGENTINA — 78.4%
Communication Services — 4.0%
Telecom Argentina ADR	217,030	$1,892,502
Consumer Discretionary — 27.2%
Despegar.com *	157,558	1,214,772
MercadoLibre *	10,431	11,730,911
		12,945,683
Energy — 7.8%
Transportadora de Gas del Sur ADR *	236,268	1,327,826
YPF ADR (A)	382,688	2,384,146
		3,711,972
Financials — 14.1%
Banco BBVA Argentina ADR	216,646	896,915
Banco Macro ADR *	90,889	1,934,118
Grupo Financiero Galicia ADR *	279,052	3,348,624
Grupo Supervielle ADR (A)	181,173	521,778
		6,701,435
Industrials — 0.6%
America Airports *	97,493	267,131
Information Technology — 16.0%
Globant *	44,055	7,618,872
Materials — 1.9%
Loma Negra Cia Industrial Argentina ADR *	180,650	917,702
Real Estate — 1.6%
Cresud SACIF y A ADR * (A)	99,625	364,627
IRSA Inversiones y Representaciones ADR *	70,514	267,953
IRSA Propiedades Comerciales ADR	18,992	148,138
		780,718
Utilities — 5.2%
Central Puerto ADR	298,245	793,332
Empresa Distribuidora Y Comercializadora Norte ADR *	62,471	238,014
Pampa Energia ADR *	129,517	1,416,916
		2,448,262
TOTAL ARGENTINA		37,284,277

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 6.5%
Consumer Discretionary — 3.7%
Arcos Dorados Holdings, Cl A	381,651	$1,774,676
Consumer Staples — 2.8%
Adecoagro *	320,891	1,341,324
TOTAL BRAZIL		3,116,000
CANADA — 3.4%
Materials — 3.4%
SSR Mining * (A)	66,625	1,596,613
CHILE — 8.1%
Consumer Staples — 8.1%
Cencosud	1,195,232	2,082,880
Cia Cervecerias Unidas	224,811	1,746,771
TOTAL CHILE		3,829,651
UNITED KINGDOM — 0.3%
Energy — 0.3%
Phoenix Global Resources PLC *	1,032,670	132,150
TOTAL COMMON STOCK
(Cost $71,061,044)		45,958,691

PREFERRED STOCK — 3.3%
CHILE — 3.3%
Consumer Staples — 3.3%
Embotelladora Andina (B)
(Cost $1,668,789)	635,616	1,595,569

SHORT-TERM INVESTMENT(C)(D) — 3.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $1,693,462)	1,693,462	1,693,462
TOTAL INVESTMENTS — 103.6%
(Cost $74,423,295)		$49,247,722

Percentages are based on Net Assets of $47,531,503.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Argentina ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $1,638,668.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $1,693,462.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.9%
PAKISTAN — 99.9%
Consumer Discretionary — 4.3%
Honda Atlas Cars Pakistan	297,950	$537,113
Nishat Mills	1,212,294	694,690
PAK Suzuki Motor	243,300	319,818
		1,551,621
Energy — 23.0%
Mari Petroleum	144,967	1,193,481
Oil & Gas Development	3,722,638	2,554,992
Pakistan Oilfields	637,188	1,555,174
Pakistan Petroleum	2,452,448	1,463,093
Pakistan State Oil	1,364,756	1,479,317
		8,246,057
Financials — 27.0%
Bank Al Habib	4,277,673	1,631,616
Bank Alfalah	4,129,822	922,220
Habib Bank	3,270,459	2,401,015
MCB Bank	2,394,841	2,545,504
National Bank of Pakistan	3,047,300	564,362
United Bank	2,353,476	1,604,707
		9,669,424
Health Care — 2.3%
Searle	540,916	817,402
Industrials — 4.6%
Millat Tractors	162,727	832,433
Pak Elektron	2,196,152	422,388
Pakistan International Bulk Terminal *	5,880,187	396,358
		1,651,179
Materials — 31.6%
DG Khan Cement	1,410,456	879,739
Engro	1,506,884	2,829,041
Engro Fertilizers	3,014,496	1,203,270
Fauji Cement	4,833,364	607,573
Fauji Fertilizer	2,693,310	1,787,041
Fauji Fertilizer Bin Qasim	2,432,200	274,406
International Steels	899,330	359,301
Lucky Cement	674,479	2,349,806

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Maple Leaf Cement Factory	3,712,806	$721,873
Packages	138,828	332,655
		11,344,705
Utilities — 7.1%
Hub Power *	3,017,591	1,460,340
K-Electric *	16,913,200	353,667
Kot Addu Power	2,174,548	320,124
SUI Northern Gas Pipeline *	1,238,285	411,179
		2,545,310
TOTAL COMMON STOCK
(Cost $39,243,790)		35,825,698
TOTAL INVESTMENTS — 99.9%
(Cost $39,243,790)		$35,825,698

Percentages are based on Net Assets of $35,852,442.

*	Non-income producing security.

As of July 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 96.4%
NIGERIA — 94.0%
Communication Services — 5.4%
Nigeria Communications	5,666,143	$1,729,191
Consumer Staples — 26.3%
Dangote Sugar Refinery	37,739,109	1,167,350
Flour Mills of Nigeria	24,022,814	1,060,205
Nestle Nigeria	1,211,123	3,683,559
Nigerian Breweries	12,750,569	1,023,135
UAC of Nigeria	38,739,565	701,931
Unilever Nigeria	24,647,104	781,526
		8,417,706
Financials — 44.0%
Access Bank	67,702,942	1,104,052
FBN Holdings	113,264,967	1,465,910
Fidelity Bank	176,888,874	782,958
First City Monument Bank	171,109,376	863,674
Guaranty Trust Bank	66,031,216	3,845,682
Stanbic IBTC Holdings	17,063,251	1,325,027
Sterling Bank	212,093,700	653,305
United Bank for Africa	87,003,212	1,396,267
Zenith Bank	62,245,336	2,626,250
		14,063,125
Materials — 16.1%
Dangote Cement	11,501,848	4,221,681
Lafarge Africa	30,621,105	931,323
		5,153,004
Utilities — 2.2%
Transnational Corp of Nigeria	432,691,712	694,403
TOTAL NIGERIA		30,057,429
TOGO — 2.4%
Financials — 2.4%
Ecobank Transnational *	71,328,071	766,214
TOTAL COMMON STOCK
(Cost $43,113,241)		30,823,643

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Nigeria ETF

	Face Amount	Value
U.S TREASURY OBLIGATION — 4.7%
United States Treasury Bill
0.075%, 08/11/20(A)
(Cost $1,499,969)	$1,500,000	$1,499,972
TOTAL INVESTMENTS — 101.1%
(Cost $44,613,210)		$32,323,615

Percentages are based on Net Assets of $31,975,255.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

As of July 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.9%
BAHRAIN— 0.6%
Financials — 0.6%
Ahli United Bank BSC	145,230	$88,941
BANGLADESH— 1.1%
Communication Services — 0.2%
GrameenPhone	9,276	28,270
Financials — 0.1%
BRAC Bank	22,136	8,325
Health Care — 0.8%
Square Pharmaceuticals	50,642	108,066
TOTAL BANGLADESH		144,661
CHILE— 2.6%
Consumer Discretionary — 0.6%
SACI Falabella	22,164	79,064
Consumer Staples — 0.5%
Cencosud	42,834	74,645
Financials — 1.0%
Banco de Chile	737,299	70,799
Banco de Credito e Inversiones	801	28,573
Banco Santander Chile	1,068,202	46,503
		145,875
Utilities — 0.5%
Enel Chile	814,215	69,923
TOTAL CHILE		369,507
COLOMBIA— 0.1%
Financials — 0.1%
Grupo de Inversiones Suramericana	3,775	19,643
CZECHIA— 0.9%
Financials — 0.2%
Komercni Banka	1,228	28,468
Utilities — 0.7%
CEZ	4,751	95,489
TOTAL CZECHIA		123,957
EGYPT— 0.6%
Financials — 0.6%
Commercial International Bank Egypt S.A.E.	21,535	84,926

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
ESTONIA— 0.2%
Industrials — 0.2%
Tallink Grupp	17,834	$15,268
Tallinna Sadam	5,218	10,983
TOTAL ESTONIA		26,251
GREECE— 1.2%
Communication Services — 0.8%
Hellenic Telecommunications Organization	7,080	104,651
Consumer Discretionary — 0.4%
OPAP	5,772	52,077
TOTAL GREECE		156,728
INDONESIA— 11.2%
Communication Services — 1.8%
Telekomunikasi Indonesia Persero	1,171,835	244,801
Consumer Discretionary — 1.3%
Astra International	529,167	186,658
Consumer Staples — 2.4%
Charoen Pokphand Indonesia	199,100	84,890
Gudang Garam *	12,954	44,341
Indofood CBP Sukses Makmur TBK	62,700	39,510
Indofood Sukses Makmur	118,200	52,218
Unilever Indonesia	206,095	118,575
		339,534
Energy — 0.5%
United Tractors	45,250	66,170
Financials — 4.4%
Bank Central Asia	136,258	291,181
Bank Mandiri	277,636	110,294
Bank Negara Indonesia Persero	110,400	34,784
Bank Rakyat Indonesia Persero	798,670	172,863
		609,122
Health Care — 0.4%
Kalbe Farma	568,400	60,928
Materials — 0.4%
Semen Indonesia Persero	79,900	50,485

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL INDONESIA		$1,557,698
JORDAN— 0.1%
Financials — 0.1%
Arab Bank	1,962	11,235
KAZAKHSTAN— 0.6%
Energy — 0.4%
NAC Kazatomprom JSC GDR	4,334	62,843
Financials — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR	2,507	27,828
TOTAL KAZAKHSTAN		90,671
KENYA— 1.7%
Communication Services — 1.5%
Safaricom	785,300	205,162
Financials — 0.2%
Equity Group Holdings	70,300	21,237
TOTAL KENYA		226,399
KUWAIT— 7.4%
Communication Services — 1.8%
Mobile Telecommunications KSC	141,707	255,244
Financials — 4.0%
Boubyan Bank KSCP	26,528	46,132
Burgan Bank SAK	17,789	10,486
Gulf Bank KSCP	38,057	23,681
Kuwait Finance House	102,378	193,792
National Bank of Kuwait SAK	107,343	277,366
		551,457
Industrials — 1.1%
Agility Public Warehousing KSC	72,488	151,931
Real Estate — 0.5%
Mabanee SAK	37,302	73,786
TOTAL KUWAIT		1,032,418
LUXEMBOURG— 0.1%
Financials — 0.1%
Reinet Investments SCA	992	18,869

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA— 7.7%
Communication Services — 1.7%
Axiata Group	79,867	$60,277
DiGi.com	91,602	91,818
Maxis	69,176	86,470
		238,565
Consumer Staples — 1.1%
Nestle Malaysia	2,070	69,325
PPB Group	18,900	87,814
		157,139
Financials — 2.4%
CIMB Group Holdings	104,690	88,641
Hong Leong Bank	10,500	37,146
Public Bank	45,810	183,672
RHB Bank	25,900	30,665
		340,124
Industrials — 0.6%
Gamuda	51,700	43,409
Malaysia Airports Holdings	31,700	39,475
		82,884
Utilities — 1.9%
Petronas Gas	23,189	91,881
Tenaga Nasional	64,883	175,062
		266,943
TOTAL MALAYSIA		1,085,655
MEXICO— 6.3%
Communication Services — 0.6%
Grupo Televisa	71,511	80,237
Consumer Staples — 2.4%
Kimberly-Clark de Mexico, Cl A	44,900	73,687
Wal-Mart de Mexico	108,311	254,916
		328,603
Financials — 1.2%
Grupo Financiero Banorte, Cl O *	40,644	146,334
Grupo Financiero Inbursa, Cl O *	37,300	26,876
		173,210

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.3%
Grupo Aeroportuario del Pacifico, Cl B	11,200	$74,558
Grupo Aeroportuario del Sureste, Cl B *	6,125	61,051
Promotora y Operadora de Infraestructura *	6,617	48,715
		184,324
Real Estate — 0.5%
Fibra Uno Administracion ‡	93,600	75,708
Utilities — 0.3%
Infraestructura Energetica Nova	15,640	46,641
TOTAL MEXICO		888,723
MOROCCO— 2.2%
Communication Services — 1.2%
Maroc Telecom	11,445	170,160
Consumer Staples — 0.3%
Cosumar *	1,901	39,487
Financials — 0.4%
Attijariwafa Bank *	1,045	41,393
Banque Centrale Populaire	700	17,268
		58,661
Materials — 0.3%
Ciments du Maroc	242	37,071
TOTAL MOROCCO		305,379
NIGERIA— 0.7%
Financials — 0.2%
Guaranty Trust Bank	334,550	19,484
Zenith Bank	355,651	15,006
		34,490
Materials — 0.5%
Dangote Cement	204,272	74,977
TOTAL NIGERIA		109,467
OMAN— 0.5%
Communication Services — 0.3%
Oman Telecommunications SAOG	22,731	36,133
Financials — 0.2%
BankMuscat SAOG	32,459	29,340
TOTAL OMAN		65,473

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
PERU— 1.0%
Financials — 1.0%
Credicorp	1,061	$134,927
PHILIPPINES— 4.8%
Financials — 0.6%
BDO Unibank	31,970	57,247
Metropolitan Bank & Trust	28,974	20,193
		77,440
Industrials — 1.3%
Aboitiz Equity Ventures	58,973	57,660
SM Investments	7,098	128,545
		186,205
Information Technology — 0.5%
PLDT	2,511	68,467
Real Estate — 2.4%
Ayala Land	230,370	156,099
SM Prime Holdings	288,427	176,071
		332,170
TOTAL PHILIPPINES		664,282
POLAND— 3.1%
Communication Services — 0.5%
Cyfrowy Polsat *	8,466	63,161
Consumer Staples — 0.6%
Dino Polska *	1,415	78,795
Energy — 0.5%
Polskie Gornictwo Naftowe i Gazownictwo	51,930	71,223
Financials — 1.5%
Bank Polska Kasa Opieki	2,974	40,310
Powszechna Kasa Oszczednosci Bank Polski	14,202	82,777
Powszechny Zaklad Ubezpieczen	9,810	71,032
Santander Bank Polska	577	23,255
		217,374
TOTAL POLAND		430,553

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
QATAR— 4.2%
Energy — 0.5%
Qatar Fuel QSC	14,388	$63,622
Financials — 1.5%
Commercial Bank PSQC	32,449	36,807
Masraf Al Rayan QSC	60,131	65,036
Qatar International Islamic Bank QSC	12,136	27,365
Qatar Islamic Bank SAQ	18,945	83,772
		212,980
Industrials — 0.8%
Industries Qatar QSC	53,463	114,826
Materials — 0.5%
Mesaieed Petrochemical Holding	129,481	74,147
Real Estate — 0.4%
Barwa Real Estate	55,363	48,125
Utilities — 0.5%
Qatar Electricity & Water QSC	15,683	72,794
TOTAL QATAR		586,494
ROMANIA— 1.7%
Energy — 0.8%
OMV Petrom	761,560	57,785
Societatea Nationala de Gaze Naturale ROMGAZ	7,771	54,114
		111,899
Financials — 0.5%
Banca Transilvania	104,084	50,952
BRD-Groupe Societe Generale	5,507	15,366
		66,318
Real Estate — 0.2%
NEPI Rockcastle	5,444	28,450
Utilities — 0.2%
Societatea Energetica Electrica	9,267	23,476
TOTAL ROMANIA		230,143
SAUDI ARABIA— 9.7%
Communication Services — 2.1%
Etihad Etisalat *	6,515	47,511

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Saudi Telecom	9,840	$255,026
		302,537
Consumer Discretionary — 0.3%
Jarir Marketing	1,015	40,920
Consumer Staples — 0.9%
Almarai JSC	4,317	61,698
Savola Group	4,518	56,017
		117,715
Energy — 1.3%
Saudi Arabian Oil	19,922	175,295
Financials — 3.5%
Al Rajhi Bank	11,157	175,221
Alinma Bank *	9,326	36,454
Arab National Bank	5,710	29,536
Bank AlBilad	3,497	21,931
Banque Saudi Fransi	5,056	40,646
Bupa Arabia for Cooperative Insurance *	571	18,179
Riyad Bank	12,841	58,001
Samba Financial Group	9,326	64,156
Saudi British Bank	6,844	44,235
		488,359
Materials — 1.2%
Saudi Arabian Fertilizer	3,526	73,333
Saudi Kayan Petrochemical *	12,692	27,513
Yanbu National Petrochemical	4,371	60,372
		161,218
Utilities — 0.4%
Saudi Electricity	14,390	60,163
TOTAL SAUDI ARABIA		1,346,207
SOUTH AFRICA— 5.8%
Communication Services — 0.3%
MultiChoice Group	6,114	37,896
Consumer Discretionary — 2.2%
Mr Price Group	3,585	26,672
Naspers, Cl N	1,506	278,351
		305,023

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.8%
Clicks Group	3,412	$45,738
Shoprite Holdings	6,577	40,388
Tiger Brands	2,175	22,522
		108,648
Financials — 2.3%
Absa Group	5,368	24,991
Capitec Bank Holdings	310	16,095
Discovery	2,698	17,560
FirstRand	34,961	79,700
Nedbank Group	2,537	15,640
Old Mutual	35,067	23,620
PSG Group	1,286	11,652
Remgro	3,948	21,429
Sanlam	14,018	50,058
Standard Bank Group	9,696	61,842
		322,587
Industrials — 0.2%
Bidvest Group	4,065	31,491
TOTAL SOUTH AFRICA		805,645

THAILAND— 9.7%
Communication Services — 1.2%
Advanced Info Service NVDR	17,834	105,806
Intouch Holdings PCL NVDR	33,600	61,149
		166,955
Consumer Discretionary — 0.5%
Central Retail NVDR	27,000	25,543
Home Product Center NVDR	88,460	44,255
		69,798
Consumer Staples — 1.5%
Berli Jucker NVDR	17,890	21,227
CP ALL NVDR	84,772	185,543
		206,770
Energy — 2.1%
PTT NVDR	166,050	207,679
PTT Exploration & Production NVDR	20,750	60,555

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Thai Oil NVDR	16,730	$22,534
		290,768
Financials — 0.5%
Bangkok Bank NVDR	3,500	11,168
Kasikornbank NVDR	14,570	37,847
Siam Commercial Bank NVDR	6,970	14,976
		63,991
Health Care — 0.9%
Bangkok Dusit Medical Services NVDR	142,910	101,285
Bumrungrad Hospital NVDR	6,000	22,031
		123,316
Industrials — 1.3%
Airports of Thailand NVDR	64,220	106,064
Bangkok Expressway & Metro NVDR	114,100	32,383
BTS Group Holdings PCL NVDR	113,900	38,353
		176,800
Real Estate — 0.6%
Central Pattana NVDR	33,600	51,991
Land & Houses NVDR	124,700	29,593
		81,584
Utilities — 1.1%
Electricity Generating	4,800	36,482
Energy Absolute NVDR	22,200	33,639
Global Power Synergy NVDR	10,500	23,066
Gulf Energy Development NVDR	31,900	34,527
Ratch Group NVDR	11,900	22,802
		150,516
TOTAL THAILAND		1,330,498

TURKEY— 2.6%
Communication Services — 0.5%
Turkcell Iletisim Hizmetleri	31,943	68,010
Consumer Staples — 1.0%
BIM Birlesik Magazalar	13,426	137,444
Energy — 0.3%
Tupras Turkiye Petrol Rafinerileri	3,750	44,353

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.5%
Akbank Turk	50,526	$37,933
Turkiye Garanti Bankasi	37,412	37,629
		75,562
Materials — 0.3%
Eregli Demir ve Celik Fabrikalari	40,305	44,119
TOTAL TURKEY		369,488

UNITED ARAB EMIRATES— 4.4%
Communication Services — 1.6%
Emirates Telecommunications Group PJSC	49,833	225,752
Financials — 1.9%
Abu Dhabi Commercial Bank PJSC (A) (B)	45,290	58,802
Dubai Islamic Bank PJSC	29,371	30,145
Emirates NBD Bank PJSC	20,553	49,464
National Bank of Abu Dhabi PJSC	42,612	126,683
		265,094
Real Estate — 0.9%
Aldar Properties PJSC	115,237	54,275
Emaar Properties PJSC	103,350	72,311
		126,586
TOTAL UNITED ARAB EMIRATES		617,432

VIETNAM— 7.1%
Consumer Staples — 2.0%
Masan Group *	31,460	68,549
Saigon Beer Alcohol Beverage	4,300	31,170
Vietnam Dairy Products JSC	39,780	183,654
		283,373
Energy — 0.1%
Vietnam National Petroleum Group	6,700	12,199
Financials — 0.3%
Bank for Foreign Trade of Vietnam JSC	9,230	30,426
Bank for Investment and Development of Vietnam JSC	3,580	5,661
Saigon Thuong Tin Commercial JSB *	11,470	4,999
		41,086
Industrials — 0.3%
Vietjet Aviation JSC *	10,920	44,525

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.7%
Hoa Phat Group JSC	109,296	$102,333
Real Estate — 3.6%
No Va Land Investment Group *	15,920	44,717
Vincom Retail JSC *	61,130	66,204
Vingroup JSC *	55,290	208,741
Vinhomes JSC	53,610	179,729
		499,391
Utilities — 0.1%
PetroVietnam Gas JSC	4,160	11,757
TOTAL VIETNAM		994,664
TOTAL COMMON STOCK
(Cost $15,981,215)		13,916,934
TOTAL INVESTMENTS — 99.9%
(Cost $15,981,215)		$13,916,934

Percentages are based on Net Assets of $13,929,403.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2020, was $58,802 and represents 0.4% of net assets.

Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,620,779	$8,237,353	$58,802	$13,916,934
Total Investments in Securities	$5,620,779	$8,237,353	$58,802	$13,916,934

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI Next Emerging & Frontier ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 100.0%
DENMARK— 36.0%
Consumer Staples — 2.1%
Carlsberg, Cl B	2,775	$408,850
Financials — 1.6%
Danske Bank	18,701	301,655
Health Care — 19.3%
Coloplast, Cl B	3,798	648,813
Novo Nordisk, Cl B	45,971	3,042,765
		3,691,578
Industrials — 9.0%
A P Moller - Maersk, Cl B	174	223,099
DSV PANALPINA	5,597	770,419
Vestas Wind Systems	5,591	720,595
		1,714,113
Utilities — 4.0%
Orsted	5,384	770,162
TOTAL DENMARK		6,886,358
FINLAND— 19.3%
Energy — 2.9%
Neste	11,913	547,705
Financials — 6.5%
Nordea Bank Abp *	91,571	710,981
Sampo, Cl A	14,475	524,966
		1,235,947
Industrials — 4.6%
Kone, Cl B	11,142	885,911
Information Technology — 4.0%
Nokia	159,416	765,345
Utilities — 1.3%
Fortum	12,339	251,253
TOTAL FINLAND		3,686,161

Schedule of Investments (Unaudited)	July 31, 2020

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 6.1%
Communication Services — 1.5%
Telenor	18,362	$284,870
Energy — 2.2%
Equinor	28,109	415,806
Financials — 2.4%
DnB *	29,809	454,907
TOTAL NORWAY		1,155,583
SWEDEN— 38.6%
Communication Services — 1.5%
Telia	73,216	285,363
Consumer Discretionary — 2.0%
Hennes & Mauritz, Cl B	25,094	389,872
Consumer Staples — 3.0%
Essity, Cl B	17,224	568,293
Financials — 10.6%
Investor, Cl B	12,891	761,611
Skandinaviska Enskilda Banken, Cl A	41,124	398,074
Svenska Handelsbanken, Cl A	42,518	402,523
Swedbank, Cl A	28,661	465,383
		2,027,591
Industrials — 13.9%
Assa Abloy, Cl B	26,013	570,153
Atlas Copco, Cl A	17,878	791,061
Sandvik	30,543	567,969
Volvo, Cl B	42,610	735,348
		2,664,531
Information Technology — 7.6%
Hexagon, Cl B	7,297	474,675
Telefonaktiebolaget LM Ericsson, Cl B	85,169	981,826
		1,456,501

Schedule of Investments (Unaudited)	July 31, 2020

Global X FTSE Nordic Region ETF

Value
COMMON STOCK — continued
TOTAL SWEDEN	$7,392,151
TOTAL COMMON STOCK
(Cost $18,240,868)	19,120,253
TOTAL INVESTMENTS — 100.0%
(Cost $18,240,868)	$19,120,253

Percentages are based on Net Assets of $19,123,108.

*	Non-income producing security.
Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 2.1%
Consumer Staples — 2.1%
Wilmar International	126,151	$425,011
INDONESIA— 20.4%
Communication Services — 3.1%
Telekomunikasi Indonesia Persero	3,009,200	628,634
Consumer Discretionary — 2.2%
Astra International	1,309,681	461,977
Consumer Staples — 1.9%
Gudang Garam *	30,400	104,057
Hanjaya Mandala Sampoerna	583,500	68,142
Unilever Indonesia	378,480	217,756
		389,955
Financials — 13.2%
Bank Central Asia	626,796	1,339,455
Bank Mandiri	1,197,780	475,830
Bank Negara Indonesia Persero	488,100	153,785
Bank Rakyat Indonesia Persero	3,432,000	742,816
		2,711,886
TOTAL INDONESIA		4,192,452
MALAYSIA— 18.8%
Communication Services — 2.3%
Axiata Group	297,088	224,218
DiGi.com	241,800	242,370
		466,588
Consumer Staples — 1.4%
Sime Darby Plantation	235,896	289,863
Financials — 9.3%
CIMB Group Holdings	459,375	388,952
Malayan Banking	389,231	704,104
Public Bank	200,999	805,892
		1,898,948
Health Care — 1.2%
IHH Healthcare	196,380	250,106

Schedule of Investments (Unaudited)	July 31, 2020

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.3%
Petronas Chemicals Group	187,024	$272,596
Utilities — 3.3%
Tenaga Nasional	253,145	683,014
TOTAL MALAYSIA		3,861,115
PHILIPPINES— 6.1%
Financials — 1.1%
BDO Unibank	129,640	232,141
Industrials — 1.5%
Ayala	21,080	311,627
Real Estate — 3.5%
Ayala Land	509,600	345,305
SM Prime Holdings	593,700	362,425
		707,730
TOTAL PHILIPPINES		1,251,498
SINGAPORE— 27.1%
Communication Services — 4.3%
Singapore Telecommunications	483,204	873,876
Consumer Discretionary — 0.5%
Jardine Cycle & Carriage	6,618	96,522
Financials — 20.7%
DBS Group Holdings	116,183	1,675,008
Oversea-Chinese Banking	223,466	1,394,931
United Overseas Bank	83,497	1,180,636
		4,250,575
Real Estate — 1.6%
CapitaLand	161,818	325,689
TOTAL SINGAPORE		5,546,662
THAILAND— 25.3%
Communication Services — 2.1%
Advanced Info Service NVDR	72,361	429,304
Consumer Staples — 3.6%
CP ALL NVDR	338,573	741,044

Schedule of Investments (Unaudited)	July 31, 2020

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Energy — 7.0%
PTT NVDR	929,140	$1,162,077
PTT Exploration & Production NVDR	91,310	266,470
		1,428,547
Financials — 3.8%
Bangkok Bank	14,300	45,630
Bangkok Bank NVDR	17,611	56,195
Kasikornbank NVDR	130,208	338,230
Siam Commercial Bank NVDR	155,731	334,610
		774,665
Health Care — 2.0%
Bangkok Dusit Medical Services NVDR	576,700	408,725
Industrials — 2.2%
Airports of Thailand NVDR (A)	278,100	459,301
Materials — 3.3%
Siam Cement NVDR	54,526	667,969
Utilities — 1.3%
Gulf Energy Development NVDR	254,100	275,022
TOTAL THAILAND		5,184,577
TOTAL COMMON STOCK
(Cost $25,472,760)		20,461,315
SHORT-TERM INVESTMENT(B)(C) — 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $312,663)	312,663	312,663
TOTAL INVESTMENTS — 101.3%
(Cost $25,785,423)		$20,773,978

Percentages are based on Net Assets of $20,499,189.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $298,488.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $312,663.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Schedule of Investments (Unaudited)	July 31, 2020

Global X FTSE Southeast Asia ETF

Cl — Class
NVDR — Non-Voting Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,184,577	$15,276,738	$—	$20,461,315
Short-Term Investment	312,663	—	—	312,663
Total Investments in Securities	$5,497,240	$15,276,738	$—	$20,773,978

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

GLX-QH-002-1800

Schedule of Investments (Unaudited)	July 31, 2020

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 100.1%
CHINA— 24.4%
Communication Services — 24.2%
Baidu ADR *	57,373	$6,850,336
Bilibili ADR * (A)	93,908	4,092,510
HUYA ADR * (A)	8,915	216,813
JOYY ADR *	18,532	1,479,224
Momo ADR *	75,856	1,401,061
NetEase ADR	16,288	7,466,745
SINA *	33,122	1,336,473
Tencent Holdings	236,775	16,314,140
Tencent Music Entertainment Group ADR *	290,676	4,691,511
Weibo ADR * (A)	15,504	535,818
		44,384,631
Information Technology — 0.2%
Meitu *	1,144,500	233,324
TOTAL CHINA		44,617,955
GERMANY— 1.6%
Communication Services — 1.6%
New Work	1,466	480,190
United Internet	54,598	2,483,693
TOTAL GERMANY		2,963,883
JAPAN— 5.8%
Communication Services — 5.8%
DeNA *	46,271	521,222
Gree	61,235	251,936
Kakaku.com *	69,020	1,660,057
LINE *	28,740	1,519,499
Mixi	23,030	447,836
Nexon	241,484	6,235,234
TOTAL JAPAN		10,635,784
RUSSIA— 6.2%
Communication Services — 6.2%
Mail.Ru Group GDR *	96,638	2,556,075
Yandex, Cl A * (A)	153,662	8,841,712
TOTAL RUSSIA		11,397,787

Schedule of Investments (Unaudited)	July 31, 2020

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 12.9%
Communication Services — 12.9%
AfreecaTV	3,803	$200,779
Com2uSCorp	4,347	440,027
Kakao	23,236	6,699,317
NAVER	64,247	16,231,616
TOTAL SOUTH KOREA		23,571,739
TAIWAN— 0.1%
Consumer Discretionary — 0.1%
PChome Online	52,644	214,749
UNITED STATES— 49.1%
Communication Services — 49.0%
Alphabet, Cl A *	4,691	6,979,973
ANGI Homeservices, Cl A * (A)	40,182	634,474
Facebook, Cl A *	70,512	17,886,779
Glu Mobile *	68,906	650,473
IAC *	26,717	3,537,865
Match Group *	88,267	9,065,021
Meet Group *	34,251	213,384
Pinterest, Cl A *	214,585	7,358,120
Snap, Cl A *	539,055	12,085,613
Spotify Technology *	42,299	10,905,528
Twitter * (A)	408,087	14,854,367
Yelp, Cl A *	36,118	902,227
Zynga, Cl A *	478,422	4,702,888
		89,776,712
Consumer Discretionary — 0.1%
Groupon, Cl A *	13,169	202,144

TOTAL UNITED STATES		89,978,856
TOTAL COMMON STOCK
(Cost $128,775,934)		183,380,753

Schedule of Investments (Unaudited)	July 31, 2020

Global X Social Media ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 4.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $8,131,027)	8,131,027	$8,131,027
TOTAL INVESTMENTS — 104.5%
(Cost $136,906,961)		$191,511,780

Percentages are based on Net Assets of $183,286,433.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $7,843,902.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $8,131,027.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of July 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 4.4%
Materials — 4.4%
Galaxy Resources * (A)	2,833,942	$2,235,595
ioneer * (A)	8,540,863	765,634
Mineral Resources	1,108,822	20,468,211
Orocobre * (A)	1,517,465	3,232,099
Pilbara Minerals * (A)	11,362,843	2,852,099
TOTAL AUSTRALIA		29,553,638
CANADA — 0.3%
Materials — 0.3%
Lithium Americas * (A)	296,455	1,825,870
Nemaska Lithium * (A)(B)(C)(D)	17,931,245	110,439
TOTAL CANADA		1,936,309
CHILE— 3.5%
Materials — 3.5%
Sociedad Quimica y Minera de Chile ADR	768,089	23,465,119
CHINA— 48.8%
Consumer Discretionary — 7.9%
BYD, Cl H (A)	4,337,938	41,447,228
Tianneng Power International (A)	5,000,400	11,613,532
		53,060,760
Industrials — 14.4%
Contemporary Amperex Technology, Cl A	1,221,868	37,155,575
Eve Energy, Cl A	2,726,965	23,528,366
Shenzhen Yinghe Technology, Cl A	2,273,832	10,972,793
Sunwoda Electronic, Cl A	7,152,676	24,459,902
		96,116,636
Information Technology — 8.5%
NAURA Technology Group, Cl A	1,180,760	35,282,762
Wuxi Lead Intelligent Equipment, Cl A	3,370,881	21,271,976
		56,554,738
Materials — 18.0%
Beijing Easpring Material Technology, Cl A *	2,134,762	10,656,600

Schedule of Investments (Unaudited)	July 31, 2020

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ganfeng Lithium, Cl A	5,050,057	$40,503,234
Shanghai Putailai New Energy Technology, Cl A	701,122	10,690,798
Shenzhen Capchem Technology, Cl A	1,509,497	12,357,658
Tianqi Lithium, Cl A *	5,705,061	20,686,953
Yunnan Energy New Material, Cl A	2,233,668	25,566,051
		120,461,294
TOTAL CHINA		326,193,428
GERMANY — 2.3%
Industrials — 2.3%
Akasol *	16,355	770,687
Varta * (A)	129,918	14,579,231
TOTAL GERMANY		15,349,918
HONG KONG — 0.2%
Industrials — 0.2%
Honbridge Holdings *	22,810,500	985,977
JAPAN — 5.2%
Consumer Discretionary — 3.7%
Panasonic	2,925,120	24,899,348
Industrials — 1.3%
GS Yuasa *	573,768	8,845,567
Materials — 0.2%
W-Scope * (A)	233,900	1,493,261
TOTAL JAPAN		35,238,176
NETHERLANDS — 0.6%
Materials — 0.6%
AMG Advanced Metallurgical Group (A)	205,216	3,652,135
SOUTH KOREA — 11.8%
Industrials — 0.2%
Vitzrocell	94,715	1,534,329
Information Technology — 5.9%
Iljin Materials	136,675	5,816,202
L&F	105,842	3,597,953
Power Logics	179,612	1,136,708

Schedule of Investments (Unaudited)	July 31, 2020

Global X Lithium & Battery Tech ETF

	Shares/ Number Of Rights	Value
COMMON STOCK — continued
Information Technology — continued
Samsung SDI	86,546	$28,875,302
		39,426,165
Materials — 5.7%
LG Chemical	79,950	38,116,166
TOTAL SOUTH KOREA		79,076,660
TAIWAN — 2.4%
Industrials — 0.1%
Advanced Lithium Electrochemistry Cayman *	1,722,641	835,020
Information Technology — 2.3%
Dynapack International Technology	1,003,100	2,855,777
Simplo Technology	1,128,080	12,553,690
		15,409,467
TOTAL TAIWAN		16,244,487
UNITED STATES — 20.4%
Consumer Discretionary — 6.2%
Tesla *	28,798	41,203,026
Industrials — 3.2%
EnerSys	319,158	21,466,567
Materials — 11.0%
Albemarle	806,375	66,493,683
Livent *	1,108,020	6,947,285
		73,440,968
TOTAL UNITED STATES		136,110,561
TOTAL COMMON STOCK
(Cost $578,609,991)		667,806,408
RIGHT* — 0.0%
South Korea — 0.0%
L&F Co. Ltd.# (C)(D)	14,488	131,333

TOTAL RIGHT (Cost $–)		131,333

Schedule of Investments (Unaudited)	July 31, 2020

Global X Lithium & Battery Tech ETF

	Shares	Value
SHORT-TERM INVESTMENT(E)(F) — 8.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $56,866,386)	56,866,386	$56,866,386
TOTAL INVESTMENTS — 108.4%
(Cost $635,476,377)		$724,804,127

Percentages are based on Net Assets of $668,700,952.

#	Expiration date not available.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $53,971,464.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2020 was $241,772 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2020, was $241,772 and represents 0.0% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $56,866,386.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$667,695,969	$—	$110,439	$667,806,408
Short-Term Investment	56,866,386	—	—	56,866,386
Right	—	—	131,333	131,333
Total Investments in Securities	$724,562,355	$—	$241,772	$724,804,127

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedule of Investments (Unaudited)	July 31, 2020

Global X Lithium & Battery Tech ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA — 4.4%
Consumer Discretionary — 4.4%
MercadoLibre *	2,340	$2,631,611
CANADA — 4.1%
Information Technology — 4.1%
Shopify, Cl A *	2,370	2,426,881
CHINA — 29.3%
Communication Services — 7.6%
58.com ADR *	41,195	2,280,968
NetEase ADR	4,814	2,206,834
		4,487,802
Consumer Discretionary — 21.1%
Alibaba Group Holding ADR *	9,121	2,289,553
Baozun ADR *	17,494	735,798
JD.com ADR *	36,341	2,318,192
Pinduoduo ADR *	26,648	2,446,286
Trip.com Group ADR *	81,124	2,206,573
Uxin ADR *	106,944	135,819
Vipshop Holdings ADR *	105,142	2,394,083
		12,526,304
Financials — 0.6%
LexinFintech Holdings ADR *	42,385	360,696
TOTAL CHINA		17,374,802
GERMANY — 1.4%
Consumer Discretionary — 1.4%
Jumia Technologies ADR *	22,050	343,098
Rocket Internet *	22,178	477,826
TOTAL GERMANY		820,924
JAPAN — 3.8%
Consumer Discretionary — 3.8%
Rakuten *	248,780	2,270,620
SOUTH KOREA — 0.3%
Information Technology — 0.3%
Cafe24 *	3,564	156,452

Schedule of Investments (Unaudited)	July 31, 2020

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 5.6%
Consumer Discretionary — 5.6%
ASOS *	23,644	$1,042,086
Ocado Group *	84,956	2,289,207
TOTAL UNITED KINGDOM		3,331,293
UNITED STATES — 50.9%
Communication Services — 2.7%
ANGI Homeservices, Cl A *	22,112	349,148
TripAdvisor *	34,315	694,192
Yelp, Cl A *	23,437	585,456
		1,628,796
Consumer Discretionary — 35.7%
Amazon.com *	756	2,392,498
Booking Holdings *	1,263	2,099,270
eBay	38,928	2,151,940
Etsy *	22,295	2,639,282
Expedia Group *	25,191	2,040,723
Groupon, Cl A *	9,518	146,101
Lands' End *	19,475	167,875
Overstock.com *	13,116	991,438
Overstock.com, Ser A1	366	20,130
PetMed Express	6,620	206,544
Qurate Retail, Cl A *	130,059	1,418,944
Shutterstock	6,564	356,688
Stamps.com *	5,626	1,464,335
Wayfair, Cl A *	10,432	2,775,852
Williams-Sonoma	26,792	2,334,119
		21,205,739
Financials — 2.6%
eHealth *	8,307	574,346
LendingTree *	2,705	936,715
		1,511,061

Schedule of Investments (Unaudited)	July 31, 2020

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.7%
CoStar Group *	3,287	$2,793,161
Information Technology — 5.2%
GoDaddy, Cl A *	31,483	2,212,625
LivePerson *	20,846	895,961
		3,108,586
TOTAL UNITED STATES		30,247,343
TOTAL COMMON STOCK (Cost $50,302,700)		59,259,926
TOTAL INVESTMENTS — 99.8% (Cost $50,302,700)		$59,259,926

Percentages are based on Net Assets of $59,359,160.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

As of July 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA — 2.2%
Communication Services — 0.9%
Telecom Argentina ADR	651,026	$5,676,947
Energy — 1.3%
Transportadora de Gas del Sur ADR *	1,456,284	8,184,316
TOTAL ARGENTINA		13,861,263
AUSTRALIA — 8.2%
Communication Services — 0.8%
Nine Entertainment Holdings	5,294,946	5,145,296
Consumer Staples — 1.0%
Inghams Group (A)	2,573,763	6,127,963
Financials — 4.7%
Bendigo and Adelaide Bank	1,313,260	6,479,607
McMillan Shakespeare	835,255	5,283,201
Perpetual (A)	345,090	7,506,099
Platinum Asset Management	2,091,779	5,595,439
Suncorp Group	851,766	5,222,710
		30,087,056
Industrials — 0.8%
SmartGroup	1,231,544	5,334,533
Utilities — 0.9%
AGL Energy	483,847	5,766,982
TOTAL AUSTRALIA		52,461,830
BRAZIL — 4.4%
Consumer Discretionary — 0.8%
Mahle-Metal Leve *	1,464,500	5,134,105
Financials — 2.6%
Banco Santander Brasil	919,100	5,277,171
BB Seguridade Participacoes	1,077,600	5,760,807
Wiz Solucoes e Corretagem de Seguros	2,664,900	5,293,147
		16,331,125
Utilities — 1.0%
Cia de Transmissao de Energia Eletrica Paulista	1,445,200	6,257,407

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TOTAL BRAZIL		$27,722,637
CHINA — 9.3%
Communication Services — 0.9%
CITIC Telecom International Holdings	17,590,700	5,583,484
Energy — 1.0%
Yanzhou Coal Mining, Cl H	7,900,800	6,167,562
Industrials — 1.0%
Lonking Holdings	19,405,200	6,384,772
Materials — 1.0%
China Oriental Group	21,116,100	6,103,077
Real Estate — 4.5%
Agile Group Holdings	6,854,600	8,694,062
Guangzhou R&F Properties	5,101,700	5,878,323
Shui On Land	34,446,800	5,111,329
Yuzhou Properties	20,334,002	9,130,387
		28,814,101
Utilities — 0.9%
China Power International Development	29,084,100	5,441,401
TOTAL CHINA		58,494,397
FRANCE — 1.5%
Consumer Staples — 0.6%
Rallye *	599,105	4,144,364
Real Estate — 0.9%
Cromwell European Real Estate Investment Trust ‡	11,795,900	5,997,892
TOTAL FRANCE		10,142,256
HONG KONG — 2.1%
Communication Services — 0.9%
PCCW	10,480,000	5,909,215
Consumer Discretionary — 1.2%
Pacific Textiles Holdings	15,758,400	7,360,508
TOTAL HONG KONG		13,269,723

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 2.9%
Energy — 2.9%
Adaro Energy	71,644,500	$5,324,266
Bukit Asam	48,992,700	6,811,999
Indo Tambangraya Megah	11,400,700	6,168,872
TOTAL INDONESIA		18,305,137
MALAYSIA — 1.6%
Financials — 0.9%
Malayan Banking	3,155,300	5,707,819
Industrials — 0.7%
AirAsia Group *	28,574,800	4,313,177
TOTAL MALAYSIA		10,020,996
MEXICO — 3.6%
Materials — 1.5%
Alpek, Cl A *	11,759,329	9,278,382
Real Estate — 2.1%
Concentradora Fibra Danhos ‡	6,324,089	6,098,391
PLA Administradora Industrial S de RL ‡	5,686,094	7,066,622
		13,165,013
TOTAL MEXICO		22,443,395
NETHERLANDS — 1.8%
Financials — 1.1%
Van Lanschot Kempen	413,277	7,183,856
Real Estate — 0.7%
Eurocommercial Properties ‡	373,067	4,596,779
TOTAL NETHERLANDS		11,780,635
NEW ZEALAND — 0.8%
Consumer Services — 0.8%
SKYCITY Entertainment Group	2,951,901	4,896,369
NIGERIA — 1.2%
Financials — 1.2%
Zenith Bank	176,982,843	7,467,244

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 0.8%
Basic Materials — 0.8%
Jastrzebska Spolka Weglowa *	1,189,054	$5,255,971
PORTUGAL — 1.2%
Materials — 1.2%
Portucel *	2,948,225	7,369,952
ROMANIA — 0.9%
Real Estate — 0.9%
NEPI Rockcastle	1,063,412	5,557,251
RUSSIA — 10.2%
Communication Services — 2.6%
Mobile TeleSystems ADR	1,036,660	9,184,808
VEON ADR	4,370,732	7,386,537
		16,571,345
Consumer Staples — 1.2%
Magnit PJSC GDR	501,678	7,439,885
Materials — 6.4%
Evraz	2,254,638	8,537,381
MMC Norilsk Nickel PJSC ADR	319,394	8,390,480
Novolipetsk Steel PJSC GDR	472,364	9,229,993
PhosAgro PJSC GDR	442,109	5,225,728
Severstal PAO GDR	737,510	9,004,997
		40,388,579
TOTAL RUSSIA		64,399,809
SINGAPORE — 4.2%
Communication Services — 0.9%
StarHub	6,125,400	5,449,565
Real Estate — 3.3%
First Real Estate Investment Trust ‡	12,071,700	4,885,724
Keppel Pacific Oak US REIT ‡	8,564,843	6,252,335
Sasseur Real Estate Investment Trust ‡	17,108,300	9,668,878
		20,806,937
TOTAL SINGAPORE		26,256,502

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 10.7%
Basic Materials — 1.0%
African Rainbow Minerals	578,673	$6,597,288
Communication Services — 1.1%
Telkom SOC (A)	4,207,577	7,153,159
Energy — 1.3%
Exxaro Resources	1,019,818	8,045,955
Financials — 1.6%
Absa Group	1,036,685	4,826,449
Coronation Fund Managers	2,387,217	5,509,367
		10,335,816
Industrials — 1.5%
Reunert	2,401,841	4,466,934
Truworths International	2,609,063	4,999,411
		9,466,345
Materials — 2.1%
Kumba Iron Ore	416,832	13,462,973
Real Estate — 2.1%
Growthpoint Properties ‡	6,538,640	5,103,048
Resilient REIT ‡	2,379,003	6,130,259
Vukile Property Fund ‡	5,839,536	2,016,382
		13,249,689
TOTAL SOUTH AFRICA		68,311,225
SPAIN — 0.9%
Real Estate — 0.9%
Lar Espana Real Estate Socimi ‡	1,067,284	5,616,155
THAILAND — 3.5%
Communication Services — 2.6%
Jasmine Broadband Internet Infrastructure Fund	19,839,300	6,298,695
Jasmine International NVDR (A)	93,132,399	10,274,207
		16,572,902
Real Estate — 0.9%
Quality Houses	83,140,100	5,652,434
TOTAL THAILAND		22,225,336

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 1.2%
Materials — 1.2%
Eregli Demir ve Celik Fabrikalari	6,797,059	$7,440,294
UNITED KINGDOM — 4.3%
Energy — 1.9%
Genel Energy	3,420,598	6,429,054
Gulf Keystone Petroleum *	4,735,011	5,717,561
		12,146,615
Financials — 0.9%
Standard Life Aberdeen	1,792,394	5,890,740
Oil & Gas — 0.7%
BP ADR	217,563	4,795,089
Real Estate — 0.8%
Regional REIT ‡	6,095,356	5,304,136
TOTAL UNITED KINGDOM		28,136,580
UNITED STATES — 22.3%
Communication Services — 0.8%
CenturyLink	542,401	5,234,170
Consumer Staples — 3.8%
Altria Group	144,333	5,939,303
B&G Foods (A)	640,280	18,510,495
		24,449,798
Energy — 3.9%
Archrock	850,114	5,661,759
Diversified Gas & Oil	10,727,536	13,573,100
Williams	296,156	5,665,464
		24,900,323
Financials — 9.1%
Annaly Capital Management ‡	975,416	7,227,833
Apollo Commercial Real Estate Finance ‡	427,304	3,973,927
Arbor Realty Trust ‡ (A)	543,579	5,539,070
Ares Commercial Real Estate ‡	607,547	5,546,904
Artisan Partners Asset Management, Cl A	189,158	6,853,194
Chimera Investment ‡	348,160	3,129,958

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
KKR Real Estate Finance Trust ‡	441,693	$7,354,189
Ladder Capital, Cl A ‡	473,603	3,679,895
Ready Capital ‡	455,147	3,650,279
Redwood Trust ‡	806,920	5,753,340
Starwood Property Trust ‡	339,264	5,071,997
		57,780,586
Real Estate — 4.7%
Brookfield Property REIT, Cl A ‡ (A)	435,177	5,052,405
CoreCivic ‡ *	489,033	4,357,284
GEO Group ‡	458,050	4,869,071
Gladstone Commercial ‡	304,508	5,542,046
Iron Mountain ‡	201,814	5,689,137
Kite Realty Group Trust ‡	443,874	4,381,036
		29,890,979
TOTAL UNITED STATES		142,255,856
TOTAL COMMON STOCK
(Cost $701,459,793)		633,690,813

SHORT-TERM INVESTMENT(B)(C) — 3.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $22,166,578)	22,166,578	22,166,578
TOTAL INVESTMENTS — 103.3%
(Cost $723,626,371)		$655,857,391

Percentages are based on Net Assets of $634,769,028.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $22,405,439.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $22,166,578.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® ETF

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$558,202,748	$75,488,065	$—	$633,690,813
Short-Term Investment	22,166,578	—	—	22,166,578
Total Investments in Securities	$580,369,326	$75,488,065	$—	$655,857,391

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 77.2%
NORWAY— 2.0%
Energy — 2.0%
SFL	1,012,437	$8,413,352
UNITED STATES— 75.2%
Communication Services — 5.5%
AT&T	342,432	10,129,139
Verizon Communications	224,776	12,920,124
		23,049,263
Consumer Discretionary — 1.9%
H&R Block	557,033	8,076,978
Consumer Staples — 24.5%
Altria Group	294,384	12,113,902
B&G Foods (A)	971,501	28,086,094
Bunge	178,943	7,773,284
General Mills	239,982	15,183,661
Kraft Heinz	480,226	16,510,170
Philip Morris International	151,072	11,603,840
Universal	264,582	11,154,777
		102,425,728
Energy — 8.0%
Chevron	118,014	9,906,095
Exxon Mobil	217,463	9,150,843
Hess Midstream (A)	359,362	6,249,305
Kinder Morgan	584,140	8,236,374
		33,542,617
Financials — 11.1%
Annaly Capital Management ‡	1,173,092	8,692,612
Arbor Realty Trust ‡ (A)	857,004	8,732,871
Blackstone Mortgage Trust, Cl A ‡	303,687	7,309,746
KKR Real Estate Finance Trust ‡	442,204	7,362,697
Ladder Capital, Cl A ‡	895,199	6,955,696
Virtu Financial, Cl A	292,708	7,259,158
		46,312,780
Industrials — 2.6%
Ennis	621,854	10,758,074

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 1.4%
South Jersey Industries	248,548	$5,798,625
Real Estate — 8.9%
Alexander's ‡	26,864	6,764,086
Brookfield Property Partners	673,921	7,541,176
Industrial Logistics Properties Trust ‡	378,369	7,987,370
Iron Mountain ‡	277,246	7,815,565
Omega Healthcare Investors ‡	224,186	7,259,143
		37,367,340
Utilities — 11.3%
Clearway Energy, Cl C	318,658	7,819,867
Dominion Energy	144,694	11,724,555
Duke Energy	127,389	10,794,944
National Fuel Gas	168,193	6,823,590
PPL	370,462	9,861,698
		47,024,654
TOTAL UNITED STATES		314,356,059
TOTAL COMMON STOCK
(Cost $332,601,109)		322,769,411

MASTER LIMITED PARTNERSHIPS — 22.5%
Energy — 14.8%
CrossAmerica Partners (B)	689,157	10,254,656
Delek Logistics Partners (B)	443,180	12,896,538
KNOT Offshore Partners (B)	721,169	9,483,372
MPLX (B)	367,571	6,715,522
Phillips 66 Partners (B)	208,643	5,800,276
Sunoco (B)	270,549	6,715,026
USA Compression Partners (B)	864,866	9,980,554
		61,845,944
Financials — 2.2%
Compass Diversified Holdings (B)	582,280	9,287,366

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® U.S. ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Industrials — 4.0%
Fortress Transportation & Infrastructure Investors (B)	645,956	$9,753,935
Icahn Enterprises (B)	139,812	6,964,036
		16,717,971
Utilities — 1.5%
Suburban Propane Partners (B)	478,328	6,342,629

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $95,197,553)		94,193,910

SHORT-TERM INVESTMENT(C)(D) — 7.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $31,960,224)	31,960,224	31,960,224
TOTAL INVESTMENTS — 107.4%
(Cost $459,758,886)		$448,923,545

Percentages are based on Net Assets of $418,055,879.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $33,279,095.
(B)	Security considered Master Limited Partnership. At July 31, 2020, these securities amounted to $94,193,910 or 22.5% of net assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $31,960,224.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Cl — Class

As of July 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® U.S. ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 23.4%
Consumer Discretionary — 2.2%
TABCORP Holdings	67,230	$171,642
Consumer Services — 1.8%
Qantas Airways	61,913	143,415
Financials — 4.6%
Australia & New Zealand Banking Group	14,049	180,951
Commonwealth Bank of Australia	3,660	186,883
Total Financials		367,834
Industrials — 2.2%
Westpac Banking	14,225	174,343
Materials — 8.7%
BHP Group	7,590	164,870
BHP Group	6,232	164,246
Fortescue Metals Group	15,733	196,435
Rio Tinto	2,742	166,089
Total Materials		691,640
Real Estate — 3.9%
Scentre Group ‡	97,509	142,654
Stockland ‡	72,995	166,991
Total Real Estate		309,645
TOTAL AUSTRALIA		1,858,519
BELGIUM— 1.9%
Communication Services — 1.9%
Proximus	7,454	154,339
DENMARK— 2.6%
Consumer Goods — 2.6%
Pandora	3,306	210,002
FINLAND— 2.1%
Utilities — 2.1%
Fortum	8,378	170,598

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 6.2%
Energy — 1.9%
Total	3,981	$147,345
Real Estate — 4.3%
Covivio ‡	2,581	187,089
Klepierre ‡	9,103	157,050
Total Real Estate		344,139
TOTAL FRANCE		491,484
GERMANY— 1.6%
Communication Services — 1.6%
Telefonica Deutschland Holding	47,015	129,258
HONG KONG— 3.5%
Communication Services — 3.5%
HKT Trust & HKT	92,420	136,182
PCCW	248,765	140,268
TOTAL HONG KONG		276,450
ITALY— 12.5%
Communication Services — 1.9%
Telecom Italia	373,576	149,665
Energy — 1.8%
Eni	15,627	139,349
Financials — 4.6%
Mediobanca Banca di Credito Finanziario	25,399	203,572
Poste Italiane	17,739	162,608
Total Financials		366,180
Information Technology — 2.0%
Assicurazioni Generali	10,719	160,467
Utilities — 2.2%
Snam	32,734	174,185

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
TOTAL ITALY		$989,846
JAPAN— 8.1%
Consumer Goods — 1.6%
Japan Tobacco	7,590	130,077
Financials — 1.6%
Aozora Bank	8,200	130,837
Industrials — 1.8%
Marubeni	32,000	146,789
Information Technology — 1.4%
Canon	7,040	111,596
Real Estate — 1.7%
Japan Retail Fund Investment ‡	115	138,026
TOTAL JAPAN		657,325
NETHERLANDS— 4.0%
Energy — 1.7%
Royal Dutch Shell, Cl A	8,956	131,842
Financials — 2.3%
NN Group	5,052	185,193
TOTAL NETHERLANDS		317,035
NEW ZEALAND— 2.1%
Communication Services — 2.1%
Spark New Zealand	50,854	167,011
PORTUGAL— 2.1%
Utilities — 2.1%
Energias de Portugal	32,184	163,076
SPAIN— 11.7%
Communication Services — 1.8%
Telefonica	34,596	145,147

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Energy — 1.6%
Repsol	15,984	$124,368
Financials — 2.0%
Banco Bilbao Vizcaya Argentaria *	50,044	156,049
Industrials — 1.9%
ACS Actividades de Construccion y Servicios	6,630	153,271
Utilities — 4.4%
Enagas	6,440	162,738
Endesa	6,528	185,573
Total Utilities		348,311
TOTAL SPAIN		927,146
SWITZERLAND— 4.5%
Financials — 4.5%
Swiss Re	2,238	176,541
Zurich Insurance Group	483	178,503
TOTAL SWITZERLAND		355,044
UNITED KINGDOM— 13.3%
Communication Services — 1.7%
BT Group, Cl A	105,273	136,210
Consumer Discretionary — 2.0%
Barratt Developments *	23,274	155,975
Consumer Staples — 1.6%
Imperial Brands	7,593	127,164
Energy — 1.7%
BP	37,306	134,726
Financials — 4.2%
Legal & General Group	60,919	171,107
Standard Life Aberdeen	49,832	163,774
Total Financials		334,881

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.1%
SSE	9,534	$162,800
TOTAL UNITED KINGDOM		1,051,756
TOTAL COMMON STOCK
(Cost $8,412,228)		7,918,889
TOTAL INVESTMENTS — 99.6%
(Cost $8,412,228)		$7,918,889

Percentages are based on Net Assets of $7,949,203

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of July 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 97.1%
BRAZIL— 12.7%
Financials — 9.7%
Banco do Brasil *	84,332	$543,983
Banco Santander Brasil	95,600	548,904
BB Seguridade Participacoes	95,800	512,143
BR Malls Participacoes	245,900	467,634
		2,072,664
Information Technology — 3.0%
Cielo	624,300	643,992
TOTAL BRAZIL		2,716,656
CHILE— 2.3%
Utilities — 2.3%
Colbun	2,714,008	491,210
CHINA— 23.6%
Energy — 1.8%
Yanzhou Coal Mining, Cl H	483,000	377,042
Financials — 1.6%
Bank of Communications, Cl H	619,280	343,592
Industrials — 1.6%
China Merchants Holdings International	299,800	343,117
Information Technology — 1.9%
Lenovo Group	686,100	413,420
Materials — 5.7%
Baoshan Iron & Steel, Cl A	570,200	402,076
Maanshan Iron & Steel, Cl A	1,093,400	423,115
Sansteel Minguang Fujian, Cl A	386,500	394,408
		1,219,599
Real Estate — 11.0%
Agile Group Holdings	359,700	456,226

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Guangzhou R&F Properties	310,300	$357,536
KWG Group Holdings	249,900	444,972
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	460,700	386,988
Shui On Land	2,239,800	332,349
Yuzhou Properties	869,100	390,244
		2,368,315
TOTAL CHINA		5,065,085
COLOMBIA— 2.0%
Energy — 2.0%
Ecopetrol	752,630	419,884
EGYPT— 1.7%
Industrials — 1.7%
ElSewedy Electric	849,600	357,502
INDIA— 2.1%
Financials — 2.1%
REC	339,164	454,032
MALAYSIA— 1.9%
Financials — 1.9%
Malayan Banking	225,900	408,645
MEXICO— 4.3%
Financials — 2.3%
Grupo Financiero Banorte, Cl O *	137,600	495,415
Real Estate — 2.0%
Fibra Uno Administracion ‡	518,100	419,065
TOTAL MEXICO		914,480
PAKISTAN— 2.1%
Financials — 2.1%
MCB Bank	420,769	447,240

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
ROMANIA— 2.0%
Real Estate — 2.0%
NEPI Rockcastle	83,296	$435,294
RUSSIA— 16.5%
Communication Services — 1.8%
Mobile TeleSystems ADR	42,512	376,656
Consumer Staples — 2.4%
Magnit PJSC GDR	35,413	525,175
Energy — 5.2%
Gazprom PJSC	146,000	358,092
LUKOIL PJSC	5,318	364,243
Tatneft PJSC *	51,590	382,898
		1,105,233
Materials — 7.1%
Alrosa PJSC	455,690	419,446
Magnitogorsk Iron & Steel Works PJSC	742,500	399,802
MMC Norilsk Nickel PJSC	1,277	338,090
PhosAgro PJSC GDR	30,896	365,191
		1,522,529
TOTAL RUSSIA		3,529,593
SOUTH AFRICA— 10.4%
Energy — 2.3%
Exxaro Resources	63,868	503,893
Financials — 3.7%
Absa Group	92,040	428,507
Old Mutual	553,210	372,624
		801,131
Materials — 2.4%
Kumba Iron Ore	16,001	516,805
Real Estate — 2.0%
Growthpoint Properties ‡	543,712	424,337
TOTAL SOUTH AFRICA		2,246,166

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 11.7%
Information Technology — 11.7%
Inventec	488,400	$416,802
Lite-On Technology	247,800	419,563
Micro-Star International	109,600	488,241
Nanya Technology	196,200	405,869
Walsin Technology	61,000	365,444
Yageo	31,600	419,615
TOTAL TAIWAN		2,515,534
UNITED ARAB EMIRATES— 3.8%
Financials — 2.0%
Dubai Islamic Bank PJSC	421,025	432,126
Real Estate — 1.8%
Aldar Properties PJSC	815,842	384,250
TOTAL UNITED ARAB EMIRATES		816,376
TOTAL COMMON STOCK
(Cost $21,413,935)		20,817,697

PREFERRED STOCK — 2.3%†
BRAZIL— 2.3%
Communication Services — 2.3%
Telefonica Brasil,(A)	48,500	490,515
TOTAL PREFERRED STOCK
(Cost $559,420)		490,515

TOTAL INVESTMENTS — 99.4%
(Cost $21,973,355)		$21,308,212

Percentages are based on Net Assets of $21,428,958.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	There is currently no stated rate.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2020

Global X MSCI SuperDividend® Emerging Markets ETF

Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,787,934	$2,029,763	$—	$20,817,697
Preferred Stock	490,515	—	—	490,515
Total Investments in Securities	$19,278,449	$2,029,763	$—	$21,308,212

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.5%
Real Estate — 0.5%
Cromwell Property Group ‡	2,587,076	$1,641,958
CANADA— 0.5%
Real Estate — 0.5%
NorthWest Healthcare Properties Real Estate Investment Trust ‡	197,981	1,662,774
SINGAPORE— 11.3%
Real Estate — 11.3%
Frasers Logistics & Industrial Trust ‡	11,338,100	11,161,989
Manulife US Real Estate Investment Trust ‡	22,466,633	17,299,307
Mapletree North Asia Commercial Trust ‡	13,572,700	8,462,524
TOTAL SINGAPORE		36,923,820
SOUTH AFRICA— 2.8%
Real Estate — 2.8%
Growthpoint Properties ‡	11,507,994	8,981,354
UNITED STATES— 84.7%
Financials — 39.4%
Annaly Capital Management ‡	2,341,528	17,350,723
Apollo Commercial Real Estate Finance ‡	1,211,669	11,268,522
Arbor Realty Trust ‡ (A)	1,158,565	11,805,777
ARMOUR Residential REIT ‡	1,306,661	12,204,214
Blackstone Mortgage Trust, Cl A ‡	518,170	12,472,352
Chimera Investment ‡	1,019,967	9,169,503
KKR Real Estate Finance Trust ‡	990,111	16,485,348
Ladder Capital, Cl A ‡	1,089,138	8,462,602
Ready Capital ‡	1,494,836	11,988,585
Redwood Trust ‡	847,546	6,043,003
Starwood Property Trust ‡	763,979	11,421,486
		128,672,115
Real Estate — 45.3%
Brookfield Property REIT, Cl A ‡ (A)	1,073,256	12,460,501
CoreCivic ‡ *	553,707	4,933,529

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
EPR Properties ‡ *	220,328	$6,307,991
Gaming and Leisure Properties ‡	449,982	16,293,847
GEO Group ‡	769,625	8,181,114
Global Medical REIT ‡	136,849	1,627,135
Industrial Logistics Properties Trust ‡	467,524	9,869,432
Iron Mountain ‡	350,596	9,883,301
Kite Realty Group Trust ‡	661,508	6,529,084
LTC Properties ‡	42,457	1,577,278
MGM Growth Properties, Cl A ‡	349,280	9,549,315
National Health Investors ‡	25,955	1,609,210
Office Properties Income Trust ‡	326,877	8,220,957
Omega Healthcare Investors ‡	536,247	17,363,677
RPT Realty ‡ *	1,079,325	6,713,402
SITE Centers ‡ *	1,207,625	8,851,891
Spirit Realty Capital ‡	47,499	1,636,816
Tanger Factory Outlet Centers ‡ * (A)	1,039,962	6,686,956
Taubman Centers ‡ *	154,459	5,980,652
Uniti Group ‡	168,942	1,672,526
WP Carey ‡	23,370	1,667,917
		147,616,531
TOTAL UNITED STATES		276,288,646
TOTAL COMMON STOCK
(Cost $413,504,253)		325,498,552

SHORT-TERM INVESTMENT(B)(C) — 4.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $16,042,064)	16,042,064	16,042,064
TOTAL INVESTMENTS — 104.7%
(Cost $429,546,317)		$341,540,616

Percentages are based on Net Assets of $326,277,884.

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperDividend® REIT ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $15,817,054.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $16,042,064.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Cl — Class
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$288,574,732	$36,923,820	$—	$325,498,552
Short-Term Investment	16,042,064	—	—	16,042,064
Total Investments in Securities	$304,616,796	$36,923,820	$—	$341,540,616

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 103.9%(A)
ARGENTINA— 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	5,535	$6,224,772
CHINA— 1.3%
Communication Services — 0.6%
Baidu ADR *	30,731	3,669,281
NetEase ADR	8,111	3,718,245
		7,387,526
Consumer Discretionary — 0.7%
JD.com ADR *	102,703	6,551,424
Trip.com Group ADR *	62,019	1,686,917
		8,238,341
TOTAL CHINA		15,625,867

ISRAEL— 0.2%
Information Technology — 0.2%
Check Point Software Technologies *	15,923	1,995,948
NETHERLANDS— 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	8,453	2,989,995
NXP Semiconductors	31,068	3,651,422
TOTAL NETHERLANDS		6,641,417

UNITED KINGDOM— 0.1%
Communication Services — 0.1%
Liberty Global *	39,728	904,209
Liberty Global, Cl A *	24,289	568,484
TOTAL UNITED KINGDOM		1,472,693

UNITED STATES— 101.2%
Communication Services — 19.8%
Activision Blizzard	85,267	7,045,612
Alphabet, Cl A *	30,020	44,668,259
Alphabet, Cl C *	29,315	43,472,972
Charter Communications, Cl A *	22,915	13,290,700
Comcast, Cl A	506,153	21,663,348

Schedule of Investments (Unaudited)	July 31, 2020

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts *	32,220	$4,562,996
Facebook, Cl A *	209,711	53,197,390
Fox, Cl A	41,356	1,065,744
Fox, Cl B	30,671	790,392
Netflix *	48,886	23,899,388
Sirius XM Holdings	488,782	2,874,038
Take-Two Interactive Software *	13,506	2,215,254
T-Mobile US *	137,205	14,733,073
		233,479,166
Consumer Discretionary — 17.7%
Amazon.com *	43,522	137,733,203
Booking Holdings *	4,533	7,534,435
Dollar Tree *	26,120	2,438,302
eBay	77,923	4,307,583
Expedia Group *	14,569	1,180,235
Lululemon Athletica *	13,728	4,469,700
Marriott International, Cl A *	35,978	3,015,856
O'Reilly Automotive *	8,323	3,973,234
Ross Stores *	39,848	3,573,170
Starbucks	129,530	9,912,931
Tesla *	20,613	29,492,256
Ulta Beauty *	6,924	1,336,263
		208,967,168
Consumer Staples — 5.0%
Costco Wholesale	49,040	15,963,991
Kraft Heinz	136,034	4,676,849
Mondelez International, Cl A	158,181	8,777,464
Monster Beverage *	59,682	4,683,843
PepsiCo	154,181	21,224,557
Walgreens Boots Alliance	98,524	4,010,912
		59,337,616
Health Care — 7.4%
Alexion Pharmaceuticals *	24,500	2,511,005

Schedule of Investments (Unaudited)	July 31, 2020

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Align Technology *	8,774	$2,577,977
Amgen	65,339	15,986,493
Biogen Idec *	18,027	4,951,837
BioMarin Pharmaceutical *	20,144	2,413,453
Cerner	34,387	2,388,177
DexCom *	10,185	4,435,975
Gilead Sciences	139,136	9,674,126
IDEXX Laboratories *	9,454	3,760,329
Illumina *	16,400	6,267,424
Incyte *	24,215	2,391,473
Intuitive Surgical *	12,922	8,857,255
Moderna *	42,854	3,175,481
Regeneron Pharmaceuticals *	11,166	7,057,694
Seattle Genetics *	19,090	3,174,094
Vertex Pharmaceuticals *	28,727	7,813,744
		87,436,537
Industrials — 1.8%
Cintas	11,510	3,474,523
Copart *	26,154	2,438,861
CSX	84,663	6,039,858
Fastenal	63,506	2,987,322
PACCAR	38,334	3,261,457
Verisk Analytics, Cl A	18,062	3,408,480
		21,610,501
Information Technology — 48.8%
Adobe *	53,549	23,792,892
Advanced Micro Devices *	129,660	10,039,574
Analog Devices	41,071	4,717,004
ANSYS *	9,509	2,953,495
Apple	378,207	160,753,103
Applied Materials	102,551	6,597,106
Autodesk *	24,514	5,795,845
Automatic Data Processing	47,577	6,323,459

Schedule of Investments (Unaudited)	July 31, 2020

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadcom	44,384	$14,058,632
Cadence Design Systems *	31,009	3,387,733
CDW	15,853	1,842,911
Cisco Systems	469,238	22,101,110
Citrix Systems	13,457	1,921,121
Cognizant Technology Solutions, Cl A	60,854	4,157,545
DocuSign, Cl A *	20,182	4,376,063
Fiserv *	74,143	7,398,730
Intel	470,735	22,468,182
Intuit	28,896	8,852,868
KLA	17,379	3,472,846
Lam Research	16,218	6,116,781
Maxim Integrated Products *	29,524	2,010,289
Microchip Technology	27,330	2,780,281
Micron Technology *	123,005	6,157,015
Microsoft	661,704	135,655,938
NetApp	26,390	1,169,077
NVIDIA	68,376	29,031,765
Paychex	39,722	2,856,806
PayPal Holdings *	130,495	25,586,155
QUALCOMM	124,806	13,180,762
Skyworks Solutions	18,748	2,729,334
Splunk *	17,481	3,667,863
Synopsys *	16,668	3,320,599
Texas Instruments	101,879	12,994,666
VeriSign *	12,869	2,724,110
Western Digital *	32,520	1,401,612
Workday, Cl A *	19,153	3,465,161
Xilinx	27,450	2,946,758
Zoom Video Communications, Cl A *	18,491	4,695,050
		577,500,241
Utilities — 0.7%
Exelon	108,409	4,185,672

Schedule of Investments (Unaudited)	July 31, 2020

Global X NASDAQ 100® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	58,311	$4,025,791
		8,211,463
TOTAL UNITED STATES		1,196,542,692
TOTAL COMMON STOCK
(Cost $818,827,421)		1,228,503,389
TOTAL INVESTMENTS — 103.9%
(Cost $818,827,421)		$1,228,503,389
WRITTEN OPTION — (4.1)%(1)
UNITED STATES — (4.1)%
(Premiums Received $39,507,313)	(1,126)	$(47,961,970)

Percentages are based on Net Assets of $1,182,535,165.

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (4.1)%
Call Options
Aug 21 Calls on NDX*	(1,126)	$(39,507,313)	$10,625.00	08/22/20	$(47,961,970)
Total Written Option		$(39,507,313)			$(47,961,970)

+ Represents Cost

*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2020 was $12,848,466.

ADR — American Depositary Receipt
Cl — Class
NDX — NASDAQ 100 Index

As of July 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	July 31, 2020

Global X NASDAQ 100® Covered Call ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.3%(A)
UNITED KINGDOM — 0.5%
Energy — 0.0%
TechnipFMC	2,228	$17,891
Materials — 0.5%
Linde	2,093	513,015
TOTAL UNITED KINGDOM		530,906
UNITED STATES — 100.8%
Communication Services — 11.0%
Activision Blizzard	3,230	266,895
Alphabet, Cl A *	1,211	1,801,907
Alphabet, Cl C *	1,181	1,751,376
AT&T	28,590	845,692
CenturyLink	3,374	32,559
Charter Communications, Cl A *	598	346,840
Comcast, Cl A	18,249	781,057
Discovery, Cl A *	796	16,796
Discovery, Cl C *	1,692	32,063
DISH Network, Cl A *	1,232	39,560
Electronic Arts *	1,218	172,493
Facebook, Cl A *	9,721	2,465,926
Fox, Cl A	1,165	30,022
Fox, Cl B	800	20,616
Interpublic Group	2,001	36,118
Live Nation Entertainment *	518	24,248
Netflix *	1,764	862,385
News, Cl A	1,960	24,931
News, Cl B	636	8,115
Omnicom Group	751	40,351
Take-Two Interactive Software *	507	83,158
T-Mobile US *	2,297	246,652
Twitter *	2,985	108,654
Verizon Communications	16,613	954,915
ViacomCBS, Cl B	2,206	57,511

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	7,246	$847,347
		11,898,187
Consumer Discretionary — 11.4%
Advance Auto Parts	236	35,433
Amazon.com *	1,698	5,373,627
Aptiv *	1,053	81,871
AutoZone *	89	107,460
Best Buy	920	91,623
Booking Holdings *	162	269,265
BorgWarner	1,044	38,210
CarMax *	590	57,212
Carnival *	1,933	26,830
Chipotle Mexican Grill, Cl A *	98	113,206
Darden Restaurants *	634	48,121
Dollar General	984	187,353
Dollar Tree *	965	90,083
Domino's Pizza	164	63,404
DR Horton	1,393	92,161
eBay	2,538	140,301
Expedia Group *	629	50,955
Ford Motor *	15,946	105,403
Gap	1,118	14,948
Garmin	588	57,971
General Motors *	5,213	129,752
Genuine Parts	572	51,566
H&R Block	1,070	15,515
Hanesbrands	1,860	26,282
Hasbro	565	41,109
Hilton Worldwide Holdings *	1,232	92,462
Home Depot	4,321	1,147,182
Kohl's *	866	16,489
L Brands *	1,242	30,317
Las Vegas Sands *	1,370	59,787

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Leggett & Platt	680	$27,261
Lennar, Cl A	1,007	72,856
LKQ *	988	27,851
Lowe's	3,005	447,475
Marriott International, Cl A *	1,018	85,334
McDonald's	2,972	577,400
MGM Resorts International	2,402	38,648
Mohawk Industries *	328	26,191
Newell Brands	1,985	32,554
NIKE, Cl B	4,947	482,877
Norwegian Cruise Line Holdings *	835	11,389
NVR *	12	47,162
O'Reilly Automotive *	313	149,420
PulteGroup	840	36,624
PVH *	396	19,269
Ralph Lauren, Cl A *	286	20,392
Ross Stores *	1,506	135,043
Royal Caribbean Cruises *	731	35,607
Starbucks	4,638	354,946
Tapestry *	1,487	19,866
Target	1,969	247,858
Tiffany	435	54,532
TJX *	4,723	245,549
Tractor Supply	468	66,802
Ulta Beauty *	227	43,809
Under Armour, Cl A *	954	10,036
Under Armour, Cl C *	981	9,310
VF	1,337	80,701
Whirlpool	290	47,305
Wynn Resorts *	375	27,161
Yum! Brands	1,251	113,903
		12,251,029

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 7.1%
Altria Group	7,358	$302,782
Archer-Daniels-Midland	2,090	89,515
Brown-Forman, Cl B	641	44,447
Campbell Soup	642	31,824
Church & Dwight	1,001	96,426
Clorox	518	122,512
Coca-Cola	15,488	731,653
Colgate-Palmolive	3,376	260,627
Conagra Brands	2,000	74,900
Constellation Brands, Cl A	693	123,493
Costco Wholesale	1,764	574,235
Coty, Cl A *	1,236	4,585
Estee Lauder, Cl A *	931	183,910
General Mills	2,523	159,630
Hershey	548	79,685
Hormel Foods	1,118	56,861
JM Smucker	457	49,973
Kellogg	1,006	69,404
Kimberly-Clark	1,333	202,669
Kraft Heinz	2,538	87,256
Kroger	3,315	115,329
Lamb Weston Holdings	547	32,864
McCormick	505	98,424
Molson Coors Beverage, Cl B *	949	35,607
Mondelez International, Cl A	5,650	313,519
Monster Beverage *	1,576	123,684
PepsiCo	5,561	765,527
Philip Morris International	6,207	476,759
Procter & Gamble	9,953	1,305,038
Sysco	2,110	111,514
Tyson Foods, Cl A	1,273	78,226
Walgreens Boots Alliance	3,127	127,300

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	5,670	$733,698
		7,663,876
Energy — 2.6%
Apache	1,950	29,933
Baker Hughes, Cl A	2,669	41,343
Cabot Oil & Gas	2,033	38,017
Chevron	7,477	627,619
Concho Resources	683	35,885
ConocoPhillips	4,192	156,739
Devon Energy	1,403	14,717
Diamondback Energy	771	30,732
EOG Resources	2,399	112,393
Exxon Mobil	16,955	713,466
Halliburton	3,729	53,437
Hess	1,203	59,200
HollyFrontier	761	20,928
Kinder Morgan	8,085	113,999
Marathon Oil *	4,335	23,799
Marathon Petroleum	2,469	94,316
National Oilwell Varco *	1,959	22,548
Noble Energy	2,476	24,735
Occidental Petroleum	4,068	64,030
ONEOK	1,755	48,982
Phillips 66	1,837	113,931
Pioneer Natural Resources	599	58,055
Schlumberger	5,294	96,033
Valero Energy	1,682	94,579
Williams	5,119	97,926
		2,787,342
Financials — 10.0%
Aflac	2,729	97,071
Allstate	1,352	127,615
American Express	2,606	243,192

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American International Group	3,571	$114,772
Ameriprise Financial	452	69,441
Aon, Cl A	901	184,903
Arthur J Gallagher	754	81,048
Assurant	277	29,769
Bank of America	31,305	778,868
Bank of New York Mellon	3,095	110,956
Berkshire Hathaway, Cl B *	7,839	1,534,720
BlackRock, Cl A	612	351,906
Capital One Financial	1,923	122,687
Cboe Global Markets	437	38,325
Charles Schwab	4,789	158,755
Chubb	1,776	225,978
Cincinnati Financial	607	47,304
Citigroup	8,295	414,833
Citizens Financial Group	1,783	44,236
CME Group, Cl A	1,413	234,812
Comerica	772	29,737
Discover Financial Services	1,121	55,411
E*TRADE Financial	873	44,322
Everest Re Group	133	29,099
Fifth Third Bancorp	2,582	51,279
First Republic Bank	683	76,824
Franklin Resources	1,411	29,702
Globe Life	313	24,915
Goldman Sachs Group	1,221	241,709
Hartford Financial Services Group	1,601	67,754
Huntington Bancshares	4,816	44,644
Intercontinental Exchange	2,145	207,593
Invesco	2,098	21,064
JPMorgan Chase	12,251	1,183,937
KeyCorp	4,147	49,805
Lincoln National	957	35,667

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	1,122	$40,852
M&T Bank	596	63,146
MarketAxess Holdings	154	79,572
Marsh & McLennan	2,121	247,309
MetLife	2,951	111,695
Moody's	679	191,003
Morgan Stanley	4,883	238,681
MSCI, Cl A	353	132,721
Nasdaq	458	60,140
Northern Trust	764	59,859
People's United Financial	1,815	19,584
PNC Financial Services Group	1,657	176,752
Principal Financial Group	1,198	50,831
Progressive	2,455	221,785
Prudential Financial	1,655	104,877
Raymond James Financial	406	28,209
Regions Financial	3,741	40,627
S&P Global	954	334,138
State Street	1,324	84,458
SVB Financial Group *	180	40,369
Synchrony Financial	1,905	42,158
T Rowe Price Group	966	133,405
Travelers	1,070	122,429
Truist Financial	5,623	210,638
Unum Group	1,152	19,849
US Bancorp	5,377	198,089
Wells Fargo	14,851	360,285
Willis Towers Watson	531	111,515
WR Berkley	681	42,052
Zions Bancorp	889	28,866
		10,800,547
Health Care — 14.7%
Abbott Laboratories	7,080	712,531

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AbbVie	7,058	$669,875
ABIOMED *	157	47,091
Agilent Technologies	1,277	123,013
Alexion Pharmaceuticals *	913	93,573
Align Technology *	288	84,620
AmerisourceBergen, Cl A	539	54,003
Amgen	2,351	575,219
Anthem	995	272,431
Baxter International	2,145	185,285
Becton Dickinson	1,166	328,042
Biogen Idec *	636	174,703
Bio-Rad Laboratories, Cl A *	72	37,792
Boston Scientific *	5,863	226,136
Bristol-Myers Squibb	9,034	529,935
Cardinal Health	1,181	64,506
Centene *	2,445	159,536
Cerner	1,141	79,242
Cigna	1,459	251,955
Cooper	200	56,586
CVS Health	5,185	326,344
Danaher	2,507	510,927
DaVita *	354	30,936
DENTSPLY SIRONA	838	37,375
DexCom *	389	169,425
Edwards Lifesciences *	2,415	189,360
Eli Lilly	3,365	505,726
Gilead Sciences	4,985	346,607
HCA Healthcare *	1,099	139,177
Henry Schein *	685	47,080
Hologic *	1,034	72,153
Humana	556	218,202
IDEXX Laboratories *	355	141,201
Illumina *	616	235,411

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Incyte *	726	$71,700
Intuitive Surgical *	486	333,124
IQVIA Holdings *	743	117,684
Johnson & Johnson	10,628	1,549,137
Laboratory Corp of America Holdings *	392	75,625
McKesson	665	99,856
Medtronic	5,354	516,554
Merck	10,120	812,029
Mettler-Toledo International *	99	92,565
Mylan *	2,473	39,840
PerkinElmer	387	46,018
Perrigo	664	35,205
Pfizer	22,263	856,680
Quest Diagnostics	537	68,237
Regeneron Pharmaceuticals *	398	251,564
ResMed	592	119,886
STERIS	302	48,208
Stryker	1,269	245,298
Teleflex	170	63,427
Thermo Fisher Scientific	1,578	653,213
UnitedHealth Group	3,812	1,154,197
Universal Health Services, Cl B *	371	40,773
Varian Medical Systems *	339	48,382
Vertex Pharmaceuticals *	1,026	279,072
Waters *	257	54,780
West Pharmaceutical Services	323	86,845
Zimmer Biomet Holdings	786	106,000
Zoetis, Cl A	1,874	284,248
		15,846,145
Industrials — 8.0%
3M	2,286	343,974
Alaska Air Group *	625	21,525
Allegion	311	30,932

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
American Airlines Group *	1,965	$21,851
AMETEK	856	79,822
AO Smith	413	19,882
Boeing *	2,134	337,172
Carrier Global	2,996	81,611
Caterpillar	2,138	284,097
CH Robinson Worldwide	528	49,484
Cintas	317	95,693
Copart *	824	76,838
CSX	3,002	214,163
Cummins	633	122,334
Deere	1,321	232,906
Delta Air Lines *	2,534	63,274
Dover	516	53,112
Eaton	1,545	143,886
Emerson Electric	2,533	157,071
Equifax	486	79,004
Expeditors International of Washington	586	49,523
Fastenal	2,429	114,260
FedEx	996	167,726
Flowserve	687	19,147
Fortive	1,202	84,368
Fortune Brands Home & Security	462	35,343
General Dynamics	978	143,512
General Electric	34,480	209,294
Honeywell International	2,793	417,190
Howmet Aerospace *	1,580	23,352
Huntington Ingalls Industries	195	33,873
IDEX	264	43,512
IHS Markit	1,661	134,093
Illinois Tool Works	1,125	208,114
Ingersoll Rand *	1,600	50,544
Jacobs Engineering Group	453	38,663

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	287	$37,138
Johnson Controls International	2,823	108,629
Kansas City Southern	436	74,926
L3Harris Technologies	838	141,061
Lockheed Martin	981	371,770
Masco	935	53,444
Nielsen Holdings	1,764	25,455
Norfolk Southern	999	192,018
Northrop Grumman	606	196,956
Old Dominion Freight Line	343	62,707
Otis Worldwide	1,534	96,243
PACCAR	1,426	121,324
Parker-Hannifin	540	96,617
Pentair	833	35,694
Quanta Services	769	30,737
Raytheon Technologies	5,848	331,465
Republic Services, Cl A	857	74,773
Robert Half International	636	32,353
Rockwell Automation	490	106,889
Rollins	697	36,523
Roper Technologies	433	187,251
Snap-On	174	25,381
Southwest Airlines *	2,239	69,163
Stanley Black & Decker	676	103,644
Teledyne Technologies *	129	39,564
Textron	1,158	40,460
Trane Technologies	1,048	117,240
TransDigm Group *	213	91,927
Union Pacific	2,705	468,912
United Airlines Holdings *	911	28,587
United Parcel Service, Cl B	2,788	398,015
United Rentals *	251	38,998
Verisk Analytics, Cl A	679	128,134

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Waste Management	1,633	$178,977
Westinghouse Air Brake Technologies	780	48,508
WW Grainger	173	59,085
Xylem	716	52,254
		8,583,967
Information Technology — 27.8%
Accenture, Cl A	2,544	571,840
Adobe *	1,932	858,426
Advanced Micro Devices *	4,618	357,572
Akamai Technologies *	594	66,789
Amphenol, Cl A	1,132	119,720
Analog Devices	1,541	176,984
ANSYS *	326	101,256
Apple	16,519	7,021,236
Applied Materials	3,601	231,652
Arista Networks *	189	49,096
Autodesk *	922	217,988
Automatic Data Processing	1,695	225,282
Broadcom	1,596	505,533
Broadridge Financial Solutions	414	55,617
Cadence Design Systems *	1,155	126,184
CDW	521	60,566
Cisco Systems	17,003	800,841
Citrix Systems	467	66,669
Cognizant Technology Solutions, Cl A	2,273	155,291
Corning	3,260	101,060
DXC Technology *	1,290	23,104
F5 Networks *	284	38,596
Fidelity National Information Services	2,452	358,752
Fiserv *	2,211	220,636
FleetCor Technologies *	366	94,637
FLIR Systems	699	29,121
Fortinet *	577	79,799

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gartner *	348	$43,375
Global Payments	1,173	208,817
Hewlett Packard Enterprise	4,560	45,007
HP	5,409	95,090
Intel	17,007	811,744
International Business Machines	3,538	434,962
Intuit	1,033	316,480
IPG Photonics *	105	18,796
Jack Henry & Associates	275	49,033
Juniper Networks	1,657	42,055
Keysight Technologies *	766	76,516
KLA	594	118,699
Lam Research	606	228,559
Leidos Holdings	476	45,296
Mastercard, Cl A	3,551	1,095,590
Maxim Integrated Products *	974	66,320
Microchip Technology	1,002	101,933
Micron Technology *	4,654	232,956
Microsoft	30,745	6,303,032
Motorola Solutions	709	99,118
NetApp	906	40,136
NortonLifeLock	2,419	51,888
NVIDIA	2,469	1,048,313
Oracle	8,296	460,013
Paychex	1,306	93,928
Paycom Software *	221	62,846
PayPal Holdings *	4,708	923,098
Qorvo *	483	61,896
QUALCOMM	4,475	472,605
salesforce.com *	3,609	703,214
Seagate Technology	923	41,738
ServiceNow *	755	331,596
Skyworks Solutions	690	100,450

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	619	$123,317
TE Connectivity	1,256	111,872
Texas Instruments	3,659	466,705
Tyler Technologies *	142	50,730
VeriSign *	424	89,752
Visa, Cl A	6,786	1,292,054
Western Digital *	1,203	51,849
Western Union	1,728	41,956
Xerox Holdings	1,083	18,032
Xilinx	1,034	111,000
Zebra Technologies, Cl A *	212	59,519
		29,956,132
Materials — 2.1%
Air Products & Chemicals	928	265,993
Albemarle	349	28,778
Amcor	5,744	59,163
Avery Dennison	324	36,722
Ball	1,348	99,253
Celanese, Cl A	406	39,463
CF Industries Holdings	654	20,490
Corteva	3,055	87,251
Dow	3,060	125,644
DuPont de Nemours	3,072	164,291
Eastman Chemical	460	34,330
Ecolab	969	181,280
FMC	487	51,646
Freeport-McMoRan Copper & Gold *	5,273	68,127
International Flavors & Fragrances	427	53,781
International Paper	1,565	54,447
LyondellBasell Industries, Cl A	1,104	69,022
Martin Marietta Materials	251	52,002
Mosaic	1,817	24,475
Newmont	3,134	216,873

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nucor	1,070	$44,886
Packaging Corp of America	319	30,662
PPG Industries	894	96,239
Sealed Air	705	25,155
Sherwin-Williams	315	204,095
Vulcan Materials	533	62,585
Westrock	1,319	35,428
		2,232,081
Real Estate — 2.9%
Alexandria Real Estate Equities ‡	546	96,942
American Tower, Cl A ‡	1,767	461,876
Apartment Investment & Management, Cl A ‡	793	30,784
AvalonBay Communities ‡	529	81,001
Boston Properties ‡	660	58,799
CBRE Group, Cl A *	1,219	53,405
Crown Castle International ‡	1,647	274,555
Digital Realty Trust ‡	1,098	176,273
Duke Realty ‡	1,467	58,959
Equinix ‡	349	274,133
Equity Residential ‡	1,441	77,281
Essex Property Trust ‡	268	59,158
Extra Space Storage ‡	514	53,117
Federal Realty Investment Trust ‡	371	28,307
Healthpeak Properties ‡	2,407	65,687
Host Hotels & Resorts ‡ *	2,688	28,977
Iron Mountain ‡	1,409	39,720
Kimco Realty ‡ *	2,173	24,229
Mid-America Apartment Communities ‡	455	54,231
ProLogis ‡	2,918	307,615
Public Storage ‡	624	124,725
Realty Income ‡	1,436	86,232
Regency Centers ‡	801	32,865
SBA Communications, Cl A ‡	469	146,112

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	1,144	$71,328
SL Green Realty ‡	390	18,135
UDR ‡	1,384	50,101
Ventas ‡	1,338	51,326
Vornado Realty Trust ‡	639	22,058
Welltower ‡	1,662	89,017
Weyerhaeuser ‡ *	3,285	91,356
		3,088,304
Utilities — 3.2%
AES	2,226	33,902
Alliant Energy	1,184	63,758
Ameren	1,007	80,802
American Electric Power	2,070	179,842
American Water Works	744	109,569
Atmos Energy	432	45,787
CenterPoint Energy	2,607	49,559
CMS Energy	1,153	74,000
Consolidated Edison	1,381	106,102
Dominion Energy	3,472	281,336
DTE Energy	786	90,885
Duke Energy	2,895	245,322
Edison International	1,473	82,002
Entergy	817	85,891
Evergy	914	59,255
Eversource Energy	1,344	121,054
Exelon	4,060	156,757
FirstEnergy	2,366	68,614
NextEra Energy	1,953	548,207
NiSource	1,741	42,568
NRG Energy	801	27,082
Pinnacle West Capital	372	30,906
PPL	2,873	76,479
Public Service Enterprise Group	2,095	117,194

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

	Shares/Number of Warrants/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Sempra Energy	1,174	$146,116
Southern	4,421	241,431
WEC Energy Group	1,313	125,076
Xcel Energy	2,187	150,990
		3,440,486
TOTAL UNITED STATES		108,548,096
TOTAL COMMON STOCK
(Cost $99,560,101)		109,079,002

WARRANT* — 0.0%
United States — 0.0%
Occidental Petroleum*(B)(C)(D)
Expires 07/06/27	518	—

TOTAL WARRANT (Cost $ –)		—
TOTAL INVESTMENTS — 101.3%
(Cost $99,560,101)		$109,079,002
WRITTEN OPTION — (1.5)%(1)
UNITED STATES — (1.5)%
(Premiums Received $1,595,467)	(333)	$(1,620,045)

Percentages are based on Net Assets of $107,712,122.

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.5)%
Call Options
Aug 21 Calls on SPX*	(333)	$(1,595,467)	$3,285.00	08/22/20	$(1,620,045)
Total Written Option		$(1,595,467)			$(1,620,045)

+	Represents Cost
*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Covered Call ETF

(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2020 was $12,848,466.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2020 was $0 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2020, was $0 and represents 0.0% of net assets.

Cl — Class
S&P — Standard & Poor's
SPX — S&P 500 Index

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$109,079,002	$—	$—	$109,079,002
Warrant	—	—	—	—
Total Investments in Securities	$109,079,002	$—	$—	$109,079,002

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X Russell 2000 Covered Call ETF

	Shares/Number of Contracts	Value
EXCHANGE TRADED FUND — 102.7%‡(A)
Vanguard Russell 2000 ETF
(Cost $16,402,657)	140,305	$16,671,040

TOTAL INVESTMENTS — 102.7%
(Cost $16,402,657)		$16,671,040
WRITTEN OPTION — (2.9)%(1)
UNITED STATES — (2.9)%
(Premiums Received $655,840)	(112)	$(469,840)
Percentages are based on Net Assets of $16,235,693.

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.9)%
Call Options
Aug 21 Calls on RUT*	(112)	$(655,840)	$1,480.00	08/22/20	$(469,840)
Total Written Option		$(655,840)			$(469,840)

+	Represents Cost
‡	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
*	Non-Income producing security.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2020 was $12,848,466.

ETF — Exchange Traded Fund
RUT — Russell 2000 Index

As of July 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
BERMUDA — 1.4%
Financials — 1.4%
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	92,124	$2,471,687
TOTAL BERMUDA		2,471,687
UNITED KINGDOM — 3.8%
Financials — 3.8%
HSBC Holdings, 6.200%	262,290	6,809,048
TOTAL UNITED KINGDOM		6,809,048
UNITED STATES — 94.4%
Consumer Staples — 1.6%
CHS, Ser 4, 7.500%	105,500	2,876,985
Energy — 6.0%
Crestwood Equity Partners, 9.250%	350,147	2,233,938
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	89,917	1,657,170
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	164,799	3,134,477
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	91,409	1,660,901
NuStar Logistics, 7.953%, VAR ICE LIBOR USD 3 Month+6.734%	98,183	1,977,406
		10,663,892
Financials — 68.3%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111% ‡	69,923	1,645,288
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month+4.993% ‡	87,961	1,998,474
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month+4.697% ‡	126,972	2,794,654

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.322%	87,607	$2,045,623
Annaly Capital Management, Ser D, 7.500% ‡	113,780	2,855,878
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993% ‡	198,024	4,445,639
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989% ‡	121,350	2,743,723
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	189,614	4,941,341
Athene Holding, 5.625%	78,710	1,948,860
Bank of America, 6.200%	219,530	5,672,655
Brighthouse Financial, 6.600%	90,599	2,397,249
Capital One Financial, 6.200%	108,597	2,785,513
Charles Schwab, 5.950%	148,193	3,934,524
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	115,632	3,282,793
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	182,545	5,111,260
Equitable Holdings, 5.250%	163,664	4,024,498
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	90,379	2,479,096
GMAC Capital Trust I, Ser 2, 6.177%, VAR ICE LIBOR USD 3 Month+5.785%	398,272	9,586,407
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550% (A)	141,676	3,881,922
Goldman Sachs Group, 6.300%	132,452	3,454,348
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	122,220	3,494,270
Huntington Bancshares, 6.250%	127,224	3,249,301
JPMorgan Chase, 6.150%	227,967	5,749,328
KKR, 6.750%	68,106	1,800,042

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	146,722	$4,218,258
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	144,650	4,151,455
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	109,157	2,891,569
Regions Financial, Ser A, 6.375%	103,721	2,676,002
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	99,411	2,722,867
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	82,767	2,230,571
Synchrony Financial, 5.625%	178,536	4,306,288
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	80,879	1,968,595
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	227,681	6,083,636
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	167,440	4,485,718
		122,057,645
Health Care — 4.0%
Avantor, 6.250% *	99,256	7,159,335
Information Technology — 5.2%
Broadcom, 8.000% *	8,165	9,315,530
Real Estate — 3.6%
Monmouth Real Estate Investment, 6.125% ‡	74,765	1,878,097
VEREIT, Ser F, 6.700% ‡	178,613	4,595,712
		6,473,809
Utilities — 5.7%
CenterPoint Energy, 7.000% *	111,732	4,039,112

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632% (A)	98,032	$2,690,978
Sempra Energy, 6.750% * (A)	32,662	3,381,824
		10,111,914
TOTAL UNITED STATES		168,659,110
TOTAL PREFERRED STOCK
(Cost $177,679,151)		177,939,845

SHORT-TERM INVESTMENT(B)(C) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.050%
(Cost $1,828,430)	1,828,430	1,828,430
TOTAL SHORT-TERM INVESTMENT
(Cost $1,828,430)		1,828,430

TOTAL INVESTMENTS — 100.6%
(Cost $179,507,581)		$179,768,275

Percentages are based on Net Assets of $178,657,193.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $1,802,818.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020, was $1,828,430.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2020.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

Schedule of Investments (Unaudited)	July 31, 2020

Global X SuperIncome™ Preferred ETF

As of July 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — 90.3%
AUSTRALIA— 5.6%
Utilities — 5.6%
AGL Energy	243,476	$2,901,994
BRAZIL— 5.4%
Utilities — 5.4%
Engie Brasil Energia	317,877	2,819,236
CANADA— 15.1%
Utilities — 15.1%
Algonquin Power & Utilities	168,296	2,321,844
Boralex	38,149	995,092
Innergex Renewable Energy	68,931	1,183,071
Northland Power	79,445	2,176,657
TransAlta Renewables	105,200	1,225,174
TOTAL CANADA		7,901,838
CHILE— 12.3%
Utilities — 12.3%
Colbun	6,938,701	1,255,840
Enel Americas	18,365,448	2,850,091
Enel Chile	27,391,207	2,352,295
TOTAL CHILE		6,458,226
CHINA— 2.4%
Industrials — 0.6%
Xinjiang Goldwind Science & Technology, Cl H	293,241	295,125
Utilities — 1.8%
China Longyuan Power Group, Cl H	1,320,000	945,266
TOTAL CHINA		1,240,391
GERMANY— 1.6%
Utilities — 1.6%
Encavis	54,178	855,911
ITALY— 6.1%
Utilities — 6.1%
ACEA	84,309	1,733,695

Schedule of Investments (Unaudited)	July 31, 2020

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
ERG	59,492	$1,447,781
TOTAL ITALY		3,181,476
NEW ZEALAND— 11.2%
Utilities — 11.2%
Contact Energy	284,044	1,105,023
Mercury NZ	539,289	1,677,689
Meridian Energy	954,903	3,091,495
TOTAL NEW ZEALAND		5,874,207
PORTUGAL— 6.8%
Utilities — 6.8%
Energias de Portugal	698,856	3,541,096
RUSSIA— 3.3%
Utilities — 3.3%
RusHydro PJSC *	168,769,619	1,726,527
SPAIN— 2.3%
Utilities — 2.3%
Atlantica Yield	40,200	1,204,794
THAILAND— 0.7%
Utilities — 0.7%
BCPG NVDR	758,700	374,697
UNITED STATES— 17.5%
Financials — 1.9%
Hannon Armstrong Sustainable Infrastructure Capital ‡	29,025	1,016,746
Utilities — 15.6%
Avista	26,613	988,141
Brookfield Renewable, Cl A *	16,327	731,321
Clearway Energy, Cl A	13,122	300,625
Hawaiian Electric Industries	43,204	1,566,577
IDACORP	19,976	1,862,762
NextEra Energy Partners	25,940	1,613,468
NorthWestern	19,975	1,123,794

Schedule of Investments (Unaudited)	July 31, 2020

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
		$8,186,688
TOTAL UNITED STATES		9,203,434
TOTAL COMMON STOCK
(Cost $44,864,708)		47,283,827

MASTER LIMITED PARTNERSHIP — 5.4%
Utilities — 5.4%
Brookfield Renewable Partners (A)
(Cost $2,198,123)	65,463	2,814,005

CLOSED-END FUNDS — 4.3%
UNITED KINGDOM— 4.3%
Utilities — 4.3%
Greencoat UK Wind	600,607	1,154,074
Renewables Infrastructure Group	647,779	1,130,786

TOTAL CLOSED-END FUNDS
(Cost $2,081,106)		2,284,860
TOTAL INVESTMENTS — 100.0%
(Cost $49,143,937)		$52,382,692

Percentages are based on Net Assets of $52,364,822.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At July 31, 2020, these securities amounted to $2,814,005 or 5.4% of net assets.

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

As of July 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM — 0.5%
Energy — 0.0%
TechnipFMC	6,165	$49,505
Materials — 0.5%
Linde	7,127	1,746,898
TOTAL UNITED KINGDOM		1,796,403
UNITED STATES — 99.4%
Communication Services — 10.9%
Activision Blizzard	10,645	879,596
Alphabet, Cl A *	4,153	6,179,456
Alphabet, Cl C *	4,065	6,028,232
AT&T	98,695	2,919,398
CenturyLink	13,534	130,603
Charter Communications, Cl A *	2,026	1,175,080
Comcast, Cl A	63,277	2,708,256
Discovery, Cl A *	2,171	45,808
Discovery, Cl C *	4,732	89,671
DISH Network, Cl A *	3,442	110,523
Electronic Arts *	4,064	575,544
Facebook, Cl A *	33,153	8,409,923
Fox, Cl A	4,812	124,005
Fox, Cl B	2,206	56,849
Interpublic Group	5,466	98,661
Live Nation Entertainment *	1,596	74,709
Netflix *	6,075	2,969,946
News, Cl A	5,363	68,217
News, Cl B	1,655	21,118
Omnicom Group	3,169	170,270
Take-Two Interactive Software *	1,555	255,051
T-Mobile US *	7,877	845,832
Twitter *	10,347	376,631
Verizon Communications	57,611	3,311,480
ViacomCBS, Cl B	7,712	201,052

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	25,084	$2,933,323
		40,759,234
Consumer Discretionary — 11.2%
Advance Auto Parts	967	145,185
Amazon.com *	5,829	18,446,920
Aptiv *	3,702	287,831
AutoZone *	300	362,226
Best Buy	3,181	316,796
Booking Holdings *	580	964,035
BorgWarner	2,847	104,200
CarMax *	2,469	239,419
Carnival *	6,388	88,665
Chipotle Mexican Grill, Cl A *	342	395,065
Darden Restaurants *	1,729	131,231
Dollar General	3,617	688,677
Dollar Tree *	3,351	312,816
Domino's Pizza	500	193,305
DR Horton	4,743	313,796
eBay	8,889	491,384
Expedia Group *	1,814	146,952
Ford Motor *	54,923	363,041
Gap	3,048	40,752
Garmin	1,720	169,575
General Motors *	17,891	445,307
Genuine Parts	2,069	186,520
H&R Block	2,912	42,224
Hanesbrands	5,167	73,010
Hasbro	1,670	121,509
Hilton Worldwide Holdings *	4,037	302,977
Home Depot	14,875	3,949,164
Kohl's *	2,364	45,011
L Brands *	3,308	80,748
Las Vegas Sands *	4,681	204,279

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Leggett & Platt	1,866	$74,808
Lennar, Cl A	3,939	284,986
LKQ *	4,347	122,542
Lowe's	10,304	1,534,369
Marriott International, Cl A *	3,833	321,301
McDonald's	10,522	2,044,214
Mohawk Industries *	901	71,945
NIKE, Cl B	17,322	1,690,799
Norwegian Cruise Line Holdings *	3,020	41,193
NVR *	46	180,787
O'Reilly Automotive *	1,083	517,003
PulteGroup	3,871	168,776
PVH *	1,150	55,959
Ralph Lauren, Cl A *	772	55,044
Ross Stores *	5,063	453,999
Royal Caribbean Cruises *	2,432	118,463
Starbucks	16,466	1,260,143
Tapestry *	3,971	53,053
Target	7,245	912,000
Tiffany	1,527	191,425
TJX *	16,962	881,854
Tractor Supply	1,737	247,939
Ulta Beauty *	774	149,374
Under Armour, Cl A *	2,626	27,626
Under Armour, Cl C *	2,661	25,253
VF	4,577	276,267
Whirlpool	872	142,241
Wynn Resorts *	1,409	102,054
Yum! Brands	4,344	395,521
		42,053,558
Consumer Staples — 6.9%
Altria Group	50,442	2,075,688
Brown-Forman, Cl B	4,832	335,051

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Campbell Soup	4,896	$242,695
Clorox	3,263	771,732
Coca-Cola	104,758	4,948,767
Conagra Brands	13,915	521,117
Constellation Brands, Cl A	4,394	783,011
Costco Wholesale	12,013	3,910,591
Coty, Cl A *	7,734	28,693
Estee Lauder, Cl A *	6,053	1,195,710
General Mills	15,843	1,002,387
Hormel Foods	7,840	398,742
JM Smucker	3,250	355,388
Kellogg	7,194	496,314
Kimberly-Clark	9,053	1,376,418
Kraft Heinz	16,633	571,843
Kroger	20,783	723,041
Lamb Weston Holdings	4,184	251,375
McCormick	3,437	669,871
Molson Coors Beverage, Cl B *	5,376	201,708
Mondelez International, Cl A	38,182	2,118,719
Monster Beverage *	10,059	789,430
Sysco	13,802	729,436
Tyson Foods, Cl A	7,696	472,919
Walgreens Boots Alliance	19,904	810,292
		25,780,938
Energy — 2.5%
Apache	5,309	81,493
Baker Hughes, Cl A	9,856	152,669
Cabot Oil & Gas	6,179	115,547
Chevron	25,917	2,175,473
Concho Resources	2,763	145,168
ConocoPhillips	15,376	574,909
Devon Energy	5,774	60,569
Diamondback Energy	2,108	84,025

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EOG Resources	7,921	$371,099
Exxon Mobil	58,044	2,442,491
Halliburton	12,205	174,898
Hess	3,629	178,583
HollyFrontier	2,240	61,600
Kinder Morgan	26,874	378,923
Marathon Oil *	11,626	63,827
Marathon Petroleum	9,116	348,231
National Oilwell Varco *	5,352	61,602
Noble Energy	6,938	69,311
Occidental Petroleum	12,298	193,571
ONEOK	5,629	157,105
Phillips 66	6,356	394,199
Pioneer Natural Resources	2,362	228,925
Schlumberger	18,914	343,100
Valero Energy	5,668	318,712
Williams	16,882	322,953
		9,498,983
Financials — 10.0%
Aflac	10,184	362,245
Allstate	4,493	424,094
American Express	9,395	876,741
American International Group	11,859	381,148
Ameriprise Financial	1,913	293,894
Aon, Cl A	3,265	670,043
Arthur J Gallagher	2,516	270,445
Assurant	812	87,266
Bank of America	108,085	2,689,156
Bank of New York Mellon	11,878	425,826
Berkshire Hathaway, Cl B *	26,996	5,285,276
BlackRock, Cl A	2,112	1,214,420
Capital One Financial	6,451	411,574
Cboe Global Markets	1,557	136,549

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Charles Schwab	16,104	$533,848
Chubb	6,262	796,776
Cincinnati Financial	2,092	163,030
Citigroup	28,230	1,411,782
Citizens Financial Group	6,436	159,677
CME Group, Cl A	4,893	813,119
Comerica	2,108	81,200
Discover Financial Services	4,414	218,184
E*TRADE Financial	3,269	165,967
Everest Re Group	568	124,273
Fifth Third Bancorp	9,510	188,869
First Republic Bank	2,256	253,755
Franklin Resources	4,178	87,947
Globe Life	1,461	116,296
Goldman Sachs Group	4,431	877,161
Hartford Financial Services Group	4,884	206,691
Huntington Bancshares	14,890	138,030
Intercontinental Exchange	7,734	748,497
Invesco	5,618	56,405
JPMorgan Chase	42,282	4,086,133
KeyCorp	13,964	167,708
Lincoln National	2,885	107,524
Loews	3,755	136,720
M&T Bank	1,869	198,021
MarketAxess Holdings	492	254,216
Marsh & McLennan	6,906	805,239
MetLife	10,662	403,557
Moody's	2,316	651,491
Morgan Stanley	16,226	793,127
MSCI, Cl A	1,143	429,745
Nasdaq	1,599	209,965
Northern Trust	3,000	235,050
People's United Financial	5,120	55,245

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PNC Financial Services Group	6,154	$656,447
Principal Financial Group	3,672	155,803
Progressive	8,158	736,994
Prudential Financial	5,556	352,084
Raymond James Financial	1,741	120,965
Regions Financial	13,655	148,293
S&P Global	3,371	1,180,692
State Street	5,108	325,839
SVB Financial Group *	746	167,305
Synchrony Financial	8,629	190,960
T Rowe Price Group	3,198	441,644
Travelers	3,654	418,091
Truist Financial	18,533	694,246
Unum Group	3,061	52,741
US Bancorp	18,154	668,793
Wells Fargo	52,889	1,283,087
Willis Towers Watson	1,818	381,798
WR Berkley	1,651	101,949
Zions Bancorp	2,664	86,500
		37,368,156
Health Care — 14.3%
AbbVie	55,286	5,247,193
ABIOMED *	1,318	395,321
Alexion Pharmaceuticals *	6,634	679,919
Align Technology *	2,153	632,594
AmerisourceBergen, Cl A	4,619	462,778
Anthem	7,798	2,135,092
Baxter International	15,926	1,375,688
Biogen Idec *	5,065	1,391,305
Boston Scientific *	44,469	1,715,169
Cardinal Health	8,784	479,782
Cerner	9,540	662,553
Cigna	11,493	1,984,726

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVS Health	41,015	$2,581,485
DaVita *	2,997	261,908
DENTSPLY SIRONA	6,571	293,067
DexCom *	2,863	1,246,951
Edwards Lifesciences *	19,271	1,511,039
Eli Lilly	26,398	3,967,356
Gilead Sciences	39,176	2,723,907
Henry Schein *	4,437	304,955
Hologic *	7,869	549,099
Humana	4,214	1,653,784
IDEXX Laboratories *	2,567	1,021,024
Incyte *	5,964	589,005
Intuitive Surgical *	3,642	2,496,372
IQVIA Holdings *	5,389	853,564
Laboratory Corp of America Holdings *	2,996	577,988
McKesson	4,969	746,145
Medtronic	42,020	4,054,089
Mettler-Toledo International *	731	683,485
Quest Diagnostics	3,942	500,910
Regeneron Pharmaceuticals *	3,142	1,985,964
ResMed	4,541	919,598
STERIS	2,550	407,057
Stryker	9,915	1,916,570
Teleflex	1,367	510,028
Varian Medical Systems *	2,674	381,633
Waters *	2,074	442,073
Zimmer Biomet Holdings	6,733	908,012
Zoetis, Cl A	14,799	2,244,712
		53,493,900
Industrials — 8.1%
3M	11,207	1,686,317
Alaska Air Group *	2,621	90,267
Allegion	2,035	202,401

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
American Airlines Group *	8,211	$91,306
AMETEK	4,867	453,848
AO Smith	2,963	142,639
Carrier Global	15,152	412,740
Caterpillar	10,509	1,396,436
CH Robinson Worldwide	2,730	255,856
Cintas	1,535	463,370
Copart *	4,263	397,525
CSX	14,801	1,055,903
Cummins	2,799	540,935
Deere	6,039	1,064,736
Delta Air Lines *	10,038	250,649
Dover	2,902	298,703
Eaton	7,661	713,468
Emerson Electric	11,459	710,573
Equifax	2,558	415,828
Expeditors International of Washington	3,442	290,883
Fastenal	10,834	509,631
FedEx	4,594	773,630
Flowserve	2,779	77,451
Fortive	5,353	375,727
Fortune Brands Home & Security	3,114	238,221
Howmet Aerospace *	8,783	129,813
IDEX	1,571	258,932
IHS Markit	7,399	597,321
Illinois Tool Works	5,548	1,026,325
Ingersoll Rand *	6,172	194,973
JB Hunt Transport Services	1,848	239,131
Johnson Controls International	14,108	542,876
Kansas City Southern	2,096	360,198
Masco	4,555	260,364
Nielsen Holdings	7,314	105,541
Norfolk Southern	4,937	948,941

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Old Dominion Freight Line	1,745	$319,021
Otis Worldwide	7,691	482,533
PACCAR	6,355	540,683
Parker-Hannifin	2,344	419,388
Pentair	3,488	149,461
Quanta Services	3,165	126,505
Republic Services, Cl A	4,345	379,101
Robert Half International	2,664	135,518
Rockwell Automation	2,418	527,463
Rollins	2,963	155,261
Roper Technologies	2,009	868,792
Snap-On	1,176	171,543
Southwest Airlines *	10,331	319,125
Stanley Black & Decker	2,797	428,836
Trane Technologies	4,338	485,292
TransDigm Group *	948	409,138
Union Pacific	13,251	2,297,061
United Airlines Holdings *	4,692	147,235
United Parcel Service, Cl B	13,688	1,954,099
United Rentals *	1,207	187,532
Verisk Analytics, Cl A	3,369	635,764
Waste Management	7,466	818,274
Westinghouse Air Brake Technologies	3,762	233,959
WW Grainger	913	311,817
Xylem	3,825	279,149
		30,356,008
Information Technology — 27.5%
Accenture, Cl A	8,775	1,972,445
Adobe *	6,690	2,972,501
Advanced Micro Devices *	16,753	1,297,185
Akamai Technologies *	2,329	261,873
Amphenol, Cl A	4,069	430,337
Analog Devices	5,164	593,085

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ANSYS *	1,157	$359,364
Apple	56,482	24,007,109
Applied Materials	12,948	832,945
Arista Networks *	752	195,347
Autodesk *	3,091	730,805
Automatic Data Processing	5,982	795,068
Broadcom	5,455	1,727,871
Broadridge Financial Solutions	1,677	225,288
Cadence Design Systems *	3,900	426,075
CDW	2,006	233,198
Cisco Systems	59,355	2,795,620
Citrix Systems	1,751	249,973
Cognizant Technology Solutions, Cl A	7,808	533,443
DXC Technology *	3,621	64,852
F5 Networks *	878	119,320
Fidelity National Information Services	8,690	1,271,434
Fiserv *	7,681	766,487
FleetCor Technologies *	1,176	304,078
FLIR Systems	1,930	80,404
Fortinet *	2,073	286,696
Gartner *	1,304	162,531
Global Payments	4,151	738,961
Hewlett Packard Enterprise	18,572	183,306
HP	20,828	366,156
Intel	58,877	2,810,199
International Business Machines	12,252	1,506,261
Intuit	3,575	1,095,273
IPG Photonics *	549	98,276
Jack Henry & Associates	1,123	200,231
Juniper Networks	5,007	127,078
Keysight Technologies *	2,672	266,906
KLA	2,239	447,419
Lam Research	2,069	780,344

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Leidos Holdings	1,678	$159,678
Mastercard, Cl A	12,168	3,754,193
Maxim Integrated Products *	3,701	252,001
Microchip Technology	3,335	339,270
Micron Technology *	15,351	768,394
Microsoft	105,136	21,553,931
Motorola Solutions	2,331	325,874
NetApp	3,311	146,677
NortonLifeLock	8,601	184,491
NVIDIA	8,628	3,663,364
Oracle	28,745	1,593,910
Paychex	4,519	325,006
Paycom Software *	618	175,741
PayPal Holdings *	16,129	3,162,413
Qorvo *	1,737	222,597
QUALCOMM	15,958	1,685,324
salesforce.com *	12,529	2,441,276
Seagate Technology	3,399	153,703
ServiceNow *	2,617	1,149,386
Skyworks Solutions	2,505	364,678
Synopsys *	2,106	419,557
TE Connectivity	4,625	411,949
Texas Instruments	12,895	1,644,757
VeriSign *	1,445	305,878
Visa, Cl A	23,490	4,472,495
Western Digital *	4,145	178,650
Western Union	6,414	155,732
Xerox Holdings	2,888	48,085
Xilinx	3,572	383,454
Zebra Technologies, Cl A *	671	188,383
		102,946,591
Materials — 2.1%
Air Products & Chemicals	2,985	855,590

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Albemarle	1,542	$127,153
Amcor	21,077	217,093
Avery Dennison	1,161	131,588
Ball	4,614	339,729
Celanese, Cl A	1,704	165,629
CF Industries Holdings	3,188	99,880
Corteva	10,259	292,997
Dow	10,244	420,619
DuPont de Nemours	10,247	548,010
Eastman Chemical	1,939	144,708
Ecolab	3,459	647,110
FMC	1,878	199,162
Freeport-McMoRan Copper & Gold *	20,782	268,503
International Flavors & Fragrances	1,435	180,738
International Paper	5,519	192,006
LyondellBasell Industries, Cl A	3,408	213,068
Martin Marietta Materials	918	190,191
Mosaic	4,930	66,407
Newmont	11,367	786,597
Nucor	4,256	178,539
Packaging Corp of America	1,304	125,340
PPG Industries	3,212	345,772
Sealed Air	2,064	73,644
Sherwin-Williams	1,109	718,543
Vulcan Materials	1,827	214,527
Westrock	3,572	95,944
		7,839,087
Real Estate — 2.8%
Alexandria Real Estate Equities ‡	1,597	283,547
American Tower, Cl A ‡	6,019	1,573,307
Apartment Investment & Management, Cl A ‡	2,027	78,688
AvalonBay Communities ‡	1,928	295,215
Boston Properties ‡	2,123	189,138

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CBRE Group, Cl A *	4,338	$190,048
Crown Castle International ‡	5,761	960,360
Digital Realty Trust ‡	3,641	584,526
Duke Realty ‡	4,901	196,971
Equinix ‡	1,163	913,513
Equity Residential ‡	5,076	272,226
Essex Property Trust ‡	946	208,820
Extra Space Storage ‡	1,773	183,222
Federal Realty Investment Trust ‡	968	73,858
Healthpeak Properties ‡	6,673	182,106
Host Hotels & Resorts ‡ *	10,260	110,603
Iron Mountain ‡	3,748	105,656
Kimco Realty ‡ *	5,892	65,696
Mid-America Apartment Communities ‡	1,523	181,526
ProLogis ‡	10,195	1,074,758
Public Storage ‡	2,090	417,749
Realty Income ‡	4,739	284,577
Regency Centers ‡	2,182	89,527
SBA Communications, Cl A ‡	1,569	488,806
Simon Property Group ‡	4,223	263,304
SL Green Realty ‡	1,250	58,125
UDR ‡	3,832	138,718
Ventas ‡	5,021	192,606
Vornado Realty Trust ‡	2,387	82,399
Welltower ‡	5,838	312,683
Weyerhaeuser ‡ *	10,458	290,837
		10,343,115
Utilities — 3.1%
AES	9,213	140,314
Alliant Energy	3,253	175,174
Ameren	3,398	272,656
American Electric Power	6,888	598,429
American Water Works	2,497	367,733

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Atmos Energy	1,593	$168,842
CenterPoint Energy	6,808	129,420
CMS Energy	3,959	254,089
Consolidated Edison	4,398	337,898
Dominion Energy	11,159	904,213
DTE Energy	2,550	294,857
Duke Energy	9,979	845,621
Edison International	4,667	259,812
Entergy	2,597	273,023
Evergy	3,370	218,477
Eversource Energy	4,425	398,560
Exelon	13,238	511,119
FirstEnergy	7,066	204,914
NextEra Energy	6,843	1,920,831
NiSource	4,895	119,683
NRG Energy	3,708	125,367
Pinnacle West Capital	1,544	128,276
PPL	9,907	263,724
Public Service Enterprise Group	7,083	396,223
Sempra Energy	3,759	467,844
Southern	14,171	773,878
WEC Energy Group	4,383	417,525
Xcel Energy	7,200	497,088
		11,465,590
TOTAL UNITED STATES		371,905,160
TOTAL COMMON STOCK
(Cost $313,525,368)		373,701,563

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

	Number of Warrants	Value
WARRANT — 0.0%
United States — 0.0%
Occidental Petroleum*(A)(B)(C)
Expires 07/06/27	1,529	$—

TOTAL WARRANT (Cost $ –)		—
TOTAL INVESTMENTS — 99.9%
(Cost $313,525,368)		$373,701,563

Percentages are based on Net Assets of $374,133,120.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2020 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2020, was $0 and represents 0.0% of Net Assets.

Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$373,701,563	$—	$—	$373,701,563
Warrant	—	—	—	—
Total Investments in Securities	$373,701,563	$—	$—	$373,701,563

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P 500® Catholic Values ETF

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA— 9.7%
Communication Services — 0.1%
Telstra	946	$2,273
Consumer Discretionary — 0.4%
Aristocrat Leisure	142	2,666
Wesfarmers	254	8,479
		11,145
Consumer Staples — 0.9%
Coles Group	502	6,541
Treasury Wine Estates	302	2,339
Woolworths Group	528	14,646
		23,526
Energy — 0.2%
Origin Energy	390	1,502
Santos	392	1,482
Woodside Petroleum	212	3,042
		6,026
Financials — 2.1%
ASX	42	2,489
Australia & New Zealand Banking Group	628	8,089
Commonwealth Bank of Australia	392	20,016
Insurance Australia Group	512	1,869
Macquarie Group	72	6,376
National Australia Bank	706	8,941
QBE Insurance Group	324	2,303
Suncorp Group	278	1,705
		51,788
Health Care — 2.3%
CSL	302	58,498
Industrials — 0.8%
Brambles	362	2,799
Sydney Airport	264	990
Transurban Group	652	6,457

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Westpac Banking	798	$9,780
		20,026
Materials — 2.5%
BHP Group	478	10,383
BHP Group	666	17,553
Fortescue Metals Group	382	4,769
Glencore *	2,472	5,666
Newcrest Mining	182	4,592
Rio Tinto	84	6,145
Rio Tinto	222	13,447
South32	1,096	1,619
		64,174
Real Estate — 0.3%
Dexus ‡	242	1,477
Goodman Group ‡	360	4,371
Scentre Group ‡	1,148	1,680
		7,528
Utilities — 0.1%
AGL Energy	138	1,645
TOTAL AUSTRALIA		246,629
AUSTRIA— 0.1%
Energy — 0.0%
OMV	32	1,011
Financials — 0.1%
BAWAG Group	16	586
Erste Group Bank	66	1,475
Raiffeisen Bank International	30	516
Vienna Insurance Group Wiener Versicherung Gruppe	8	178
		2,755
Industrials — 0.0%
ANDRITZ	18	606

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Immobilien Anlagen	16	$503
		1,109
Information Technology — 0.0%
AMS *	62	1,033
Materials — 0.0%
voestalpine	26	576
Real Estate — 0.0%
Verbund	16	843
Telecommunications — 0.0%
Telekom Austria, Cl A	32	241
TOTAL AUSTRIA		7,568
BELGIUM— 1.6%
Consumer Goods — 0.8%
Anheuser-Busch InBev	354	19,306
Financials — 0.3%
Ageas	40	1,506
Groupe Bruxelles Lambert	18	1,569
KBC Group	76	4,343
		7,418
Health Care — 0.4%
UCB	84	10,812
Materials — 0.1%
Solvay	16	1,250
TOTAL BELGIUM		38,786
CHINA— 0.6%
Consumer Discretionary — 0.4%
Prosus *	94	9,126
Consumer Staples — 0.1%
Budweiser Brewing APAC	600	2,176
Financials — 0.1%
BOC Hong Kong Holdings	800	2,230
TOTAL CHINA		13,532

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
DENMARK— 2.2%
Consumer Staples — 0.2%
Carlsberg, Cl B	42	$6,188
Health Care — 1.1%
Coloplast, Cl B	78	13,325
Genmab *	44	15,082
		28,407
Industrials — 0.6%
A P Moller - Maersk, Cl B	2	2,565
DSV PANALPINA	48	6,607
Vestas Wind Systems	48	6,187
		15,359
Materials — 0.1%
Novozymes, Cl B	48	2,876
Utilities — 0.2%
Orsted	36	5,150
TOTAL DENMARK		57,980
FINLAND— 1.4%
Energy — 0.2%
Neste	96	4,414
Financials — 0.4%
Nordea Bank Abp	714	5,529
Sampo, Cl A	110	3,989
		9,518
Industrials — 0.3%
Kone, Cl B	96	7,633
Information Technology — 0.2%
Nokia *	1,280	6,145
Materials — 0.2%
Stora Enso, Cl R	138	1,739
UPM-Kymmene	120	3,211
		4,950

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Fortum	96	$1,955
TOTAL FINLAND		34,615
FRANCE— 9.1%
Communication Services — 0.4%
Adevinta, Cl B *	52	841
Orange	434	5,087
Vivendi	182	4,821
		10,749
Consumer Discretionary — 2.0%
Christian Dior	2	815
EssilorLuxottica *	66	8,757
Hermes International	8	6,491
Kering	16	9,115
LVMH Moet Hennessy Louis Vuitton	60	26,021
		51,199
Consumer Staples — 2.7%
Danone	270	18,052
L'Oreal	102	34,134
Pernod Ricard	92	15,883
		68,069
Energy — 0.8%
Total	546	20,209
Financials — 1.0%
AXA	430	8,575
BNP Paribas *	254	10,247
Credit Agricole *	280	2,691
Societe Generale *	176	2,702
		24,215
Industrials — 1.0%
Schneider Electric	132	15,334
Vinci	122	10,502
		25,836

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.2%
Dassault Systemes	32	$5,831
Materials — 0.7%
Air Liquide	106	17,498
Utilities — 0.3%
Electricite de France	102	1,031
Engie *	410	5,474
		6,505
TOTAL FRANCE		230,111
GERMANY— 8.0%
Communication Services — 0.5%
Deutsche Telekom	736	12,328
Consumer Discretionary — 1.1%
adidas *	42	11,617
Bayerische Motoren Werke	72	4,657
Continental	24	2,343
Daimler	198	8,757
		27,374
Consumer Goods — 0.1%
Volkswagen	8	1,255
Consumer Staples — 0.1%
Henkel & KGaA	42	3,658
Financials — 1.4%
Allianz	92	19,171
Deutsche Boerse	42	7,678
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	30	7,975
		34,824
Health Care — 0.7%
Fresenius Medical Care & KGaA	140	12,353
Siemens Healthineers	100	5,198
		17,551
Industrials — 1.3%
Deutsche Post	232	9,399

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Siemens	192	$24,593
		33,992
Information Technology — 1.8%
Infineon Technologies	296	7,396
SAP	246	38,916
		46,312
Materials — 0.5%
BASF	208	11,513
Real Estate — 0.3%
Vonovia	120	7,830
Utilities — 0.2%
E.ON	484	5,686
TOTAL GERMANY		202,323
HONG KONG— 2.8%
Financials — 1.6%
AIA Group	2,600	23,500
Hang Seng Bank	200	3,146
Hong Kong Exchanges & Clearing	264	12,610
		39,256
Industrials — 0.2%
Jardine Matheson Holdings	74	3,028
Jardine Strategic Holdings	42	848
MTR	400	1,987
		5,863
Real Estate — 0.6%
CK Asset Holdings	600	3,333
Henderson Land Development	400	1,499
Link REIT ‡	400	3,104
Sun Hung Kai Properties	400	4,898
Swire Pacific, Cl A	200	990
Swire Pacific, Cl B	200	177
Swire Properties	200	462

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Wharf Real Estate Investment	400	$1,414
		15,877
Utilities — 0.4%
CK Infrastructure Holdings	200	1,042
CLP Holdings	400	3,788
Hong Kong & China Gas	2,200	3,157
Power Assets Holdings	400	2,227
		10,214
TOTAL HONG KONG		71,210
IRELAND— 1.1%
Consumer Services — 0.1%
Ryanair Holdings *	130	1,619
Consumer Staples — 0.3%
Kerry Group, Cl A	64	8,476
Financials — 0.0%
AIB Group *	174	217
Health Care — 0.3%
ICON *	34	6,306
Industrials — 0.1%
Kingspan Group	36	2,586
Materials — 0.3%
CRH	178	6,474
TOTAL IRELAND		25,678
ISRAEL— 0.6%
Financials — 0.2%
Bank Hapoalim	248	1,476
Bank Leumi Le-Israel	324	1,623
Israel Discount Bank, Cl A	258	783
Mizrahi Tefahot Bank	30	619
		4,501
Information Technology — 0.4%
Check Point Software Technologies *	26	3,259
Nice *	14	2,848

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Wix.com *	10	$2,905
		9,012
Materials — 0.0%
Israel Chemicals	156	490
Real Estate — 0.0%
Azrieli Group	8	383
TOTAL ISRAEL		14,386
ITALY— 2.1%
Communication Services — 0.1%
Telecom Italia	2,454	989
Telecom Italia	1,370	549
		1,538
Consumer Discretionary — 0.2%
Ferrari	28	5,011
Energy — 0.2%
Eni	562	5,012
Financials — 0.5%
Intesa Sanpaolo *	3,484	7,033
Poste Italiane	102	935
UniCredit *	468	4,273
		12,241
Industrials — 0.1%
Atlantia *	112	1,782
Information Technology — 0.2%
Assicurazioni Generali	272	4,072
Utilities — 0.8%
Enel	1,706	15,592
Snam	480	2,554
Terna Rete Elettrica Nazionale	310	2,312
		20,458
TOTAL ITALY		50,114

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 33.6%
Basic Materials — 0.7%
Kansai Paint *	58	$1,114
Nippon Paint Holdings *	44	2,988
Nitto Denko	36	2,026
Shin-Etsu Chemical	86	9,984
Taiyo Nippon Sanso	48	753
		16,865
Communication Services — 2.9%
Dentsu Group	56	1,243
KDDI	356	10,973
Konami Holdings *	24	730
LINE *	12	634
Nexon	104	2,685
Nintendo	26	11,420
Nippon Telegraph & Telephone	292	6,748
NTT DOCOMO	200	5,500
Softbank	400	5,352
SoftBank Group *	376	23,453
Toho	32	949
Yahoo Japan *	600	3,161
		72,848
Consumer Discretionary — 4.2%
Aisin Seiki *	40	1,143
Bandai Namco Holdings	50	2,753
Bridgestone	138	4,038
Denso	116	4,244
Honda Motor *	400	9,549
Isuzu Motors *	200	1,626
Koito Manufacturing	28	1,092
Mazda Motor *	200	1,118
Mitsubishi Motors *	200	390
Nissan Motor *	600	2,049

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Nitori Holdings	18	$3,944
Oriental Land *	50	5,992
Pan Pacific International Holdings	134	3,046
Panasonic	600	5,107
Rakuten *	200	1,825
Sekisui Chemical	102	1,381
Sekisui House	200	3,628
Shimano	20	4,351
Subaru *	142	2,679
Sumitomo Electric Industries	200	2,206
Suzuki Motor *	104	3,415
Toyota Industries	46	2,323
Toyota Motor	600	35,280
Yamaha *	38	1,743
Yamaha Motor *	70	1,016
		105,938
Consumer Goods — 0.9%
Pola Orbis Holdings	36	594
Sharp	46	448
Sony	282	21,540
		22,582
Consumer Services — 0.4%
Fast Retailing	14	7,422
Japan Airlines *	26	421
Seibu Holdings *	66	588
Start Today	44	1,190
		9,621
Consumer Staples — 3.6%
Aeon	400	9,420
Ajinomoto	200	3,601
Asahi Group Holdings	200	6,515
FamilyMart *	106	2,364
Kao	200	14,444

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kikkoman *	82	$3,812
Kirin Holdings	400	7,695
Kose *	14	1,404
MEIJI Holdings	60	4,687
Nissin Foods Holdings	36	3,228
Seven & i Holdings	334	10,128
Shiseido *	168	9,295
Suntory Beverage & Food	54	2,030
Unicharm	200	9,000
Yakult Honsha	68	3,865
		91,488
Energy — 0.2%
Idemitsu Kosan *	54	1,113
Inpex	200	1,133
JXTG Holdings	800	2,778
		5,024
Financials — 2.5%
Acom *	200	702
Dai-ichi Life Holdings	200	2,327
Daiwa Securities Group	400	1,755
Hulic	200	1,714
Japan Exchange Group	118	2,790
Japan Post Bank *	90	669
Japan Post Holdings *	400	2,714
Japan Post Insurance	6	79
Mitsubishi UFJ Financial Group	2,800	10,413
Mitsui Fudosan	200	3,117
Mizuho Financial Group	5,600	6,758
MS&AD Insurance Group Holdings	108	2,693
Nomura Holdings	800	3,705
ORIX	200	2,149
Resona Holdings	400	1,301
Sompo Holdings	82	2,680

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sumitomo Mitsui Financial Group	304	$8,051
Sumitomo Mitsui Trust Holdings	82	2,102
T&D Holdings	200	1,632
Tokio Marine Holdings	156	6,545
		63,896
Health Care — 7.7%
Chugai Pharmaceutical	426	19,082
Eisai	200	16,054
Hoya	250	24,638
Kyowa Kirin	200	4,918
M3 *	284	14,451
Olympus *	800	14,251
Ono Pharmaceutical	334	9,362
Otsuka Holdings	370	15,293
Shionogi	200	11,839
Sumitomo Dainippon Pharma	114	1,419
Sysmex *	110	8,459
Taisho Pharmaceutical Holdings	36	2,033
Takeda Pharmaceutical	1,000	35,524
Terumo	464	17,445
		194,768
Industrials — 6.5%
AGC	54	1,511
ANA Holdings *	28	575
Central Japan Railway *	50	6,008
Dai Nippon Printing *	72	1,562
Daikin Industries *	70	12,215
East Japan Railway *	90	5,168
FANUC	46	7,703
Hankyu Hanshin Holdings *	60	1,711
ITOCHU	400	8,701
Kajima	200	2,187
Keio *	30	1,487

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kintetsu Group Holdings *	46	$1,784
Komatsu	200	3,908
Kubota	200	2,844
Makita	66	2,519
Marubeni	400	1,835
Minebea	102	1,661
MISUMI Group	68	1,604
Mitsubishi	400	8,019
Mitsubishi Electric	512	6,637
Mitsubishi Heavy Industries	80	1,851
Mitsui	400	5,955
Murata Manufacturing	146	9,126
Nidec	130	10,297
Obayashi *	200	1,774
Odakyu Electric Railway *	80	1,661
Recruit Holdings *	400	12,363
Secom	52	4,466
SG Holdings	58	2,123
Shimizu	200	1,430
SMC	16	8,334
Sumitomo	200	2,213
Taisei	54	1,849
TDK	30	3,314
Tobu Railway	50	1,393
Tokyu	200	2,217
Toppan Printing *	84	1,258
Toshiba	102	3,087
TOTO *	38	1,420
Toyota Tsusho	56	1,408
West Japan Railway *	46	1,970
Yamato Holdings	98	2,498
Yaskawa Electric	64	2,110
		163,756

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.7%
Advantest	46	$2,480
Canon	200	3,170
Fujitsu	44	5,876
Hitachi	200	5,917
Keyence	42	17,566
Kyocera	80	4,422
NEC	60	3,342
Nomura Research Institute	88	2,311
NTT Data	200	2,253
Obic	16	2,862
Omron	46	3,276
Renesas Electronics *	200	1,093
Rohm	22	1,388
Shimadzu	62	1,560
Tokyo Electron	36	9,806
Trend Micro *	28	1,629
		68,951
Materials — 0.4%
Asahi Kasei	400	2,845
JFE Holdings *	200	1,294
Nippon Steel *	200	1,622
Sumitomo Metal Mining *	62	1,838
Toray Industries	400	1,718
		9,317
Real Estate — 0.6%
Daito Trust Construction	16	1,252
Daiwa House Industry	200	4,411
Mitsubishi Estate	308	4,425
Nomura Real Estate Master Fund ‡	2	2,474
Sumitomo Realty & Development	106	2,696
		15,258
Technology — 0.0%
Oracle Japan *	8	959

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.0%
Hikari Tsushin	4	$863
Utilities — 0.3%
Chubu Electric Power	200	2,373
Kansai Electric Power *	200	1,894
Osaka Gas	92	1,692
Tokyo Electric Power Holdings *	200	530
Tokyo Gas	86	1,814
		8,303
TOTAL JAPAN		850,437
LUXEMBOURG— 0.1%
Communication Services — 0.0%
RTL Group *	8	265
Consumer Services — 0.0%
SES, Cl A	88	624
Materials — 0.1%
ArcelorMittal *	162	1,789
TOTAL LUXEMBOURG		2,678
MACAO— 0.3%
Consumer Discretionary — 0.3%
Galaxy Entertainment Group *	600	4,088
Sands China	600	2,322
TOTAL MACAO		6,410
NETHERLANDS— 5.2%
Consumer Goods — 0.1%
Heineken Holding	42	3,643
Consumer Staples — 0.9%
Heineken	98	9,530
Koninklijke Ahold Delhaize	460	13,311
		22,841
Energy — 0.5%
Royal Dutch Shell, Cl A	906	13,337

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.3%
EXOR	22	$1,240
ING Groep *	862	6,010
		7,250
Health Care — 1.3%
Koninklijke Philips *	608	31,555
Information Technology — 1.6%
ASML Holding	96	34,022
NXP Semiconductors	64	7,522
		41,544
Oil & Gas — 0.5%
Royal Dutch Shell, Cl B	820	11,632
TOTAL NETHERLANDS		131,802
NEW ZEALAND— 0.9%
Communication Services — 0.1%
Spark New Zealand	418	1,373
Health Care — 0.6%
a2 Milk *	310	4,304
Fisher & Paykel Healthcare	382	9,161
Ryman Healthcare	276	2,445
		15,910
Industrials — 0.0%
Auckland International Airport	284	1,207
Information Technology — 0.1%
Xero *	24	1,548
Materials — 0.0%
Fletcher Building	186	419
Utilities — 0.1%
Contact Energy	158	615
Mercury NZ	138	429
Meridian Energy	278	900
		1,944
TOTAL NEW ZEALAND		22,401

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 0.9%
Communication Services — 0.1%
Schibsted, Cl B *	24	$791
Telenor	148	2,296
		3,087
Consumer Services — 0.0%
Schibsted, Cl A *	18	656
Consumer Staples — 0.3%
Leroy Seafood Group	118	686
Mowi *	188	3,392
Orkla	340	3,352
Salmar *	22	1,046
		8,476
Energy — 0.2%
Aker BP	24	449
Equinor	244	3,609
		4,058
Financials — 0.2%
Aker, Cl A	6	253
DnB	200	3,052
Gjensidige Forsikring *	42	862
		4,167
Materials — 0.1%
Norsk Hydro *	308	862
Yara International	40	1,676
		2,538
TOTAL NORWAY		22,982
PORTUGAL— 0.3%
Consumer Staples — 0.1%
Jeronimo Martins	102	1,724
Energy — 0.1%
Galp Energia	100	1,053

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Energias de Portugal	566	$2,868
TOTAL PORTUGAL		5,645
SINGAPORE— 1.1%
Communication Services — 0.1%
Singapore Telecommunications	1,800	3,255
Consumer Discretionary — 0.0%
Genting Singapore	1,200	643
Jardine Cycle & Carriage	22	321
		964
Financials — 0.7%
City Developments	200	1,193
DBS Group Holdings	400	5,767
Oversea-Chinese Banking	800	4,994
Singapore Exchange	200	1,192
United Overseas Bank	310	4,383
		17,529
Industrials — 0.1%
Keppel	400	1,575
Singapore Airlines	400	998
Singapore Technologies Engineering	400	954
		3,527
Real Estate — 0.2%
Ascendas Real Estate Investment Trust ‡	600	1,549
CapitaLand	600	1,208
CapitaLand Mall Trust ‡	600	827
		3,584
TOTAL SINGAPORE		28,859
SOUTH AFRICA— 0.3%
Materials — 0.3%
Anglo American	308	7,560
SPAIN— 2.2%
Communication Services — 0.2%
Telefonica	1,038	4,355

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.3%
Industria de Diseno Textil	236	$6,285
Energy — 0.1%
Repsol	318	2,474
Financials — 0.5%
Banco Bilbao Vizcaya Argentaria *	1,474	4,596
Banco Santander *	3,674	7,857
		12,453
Industrials — 0.1%
Aena SME *	18	2,348
Information Technology — 0.2%
Amadeus IT Group, Cl A	102	5,109
Utilities — 0.8%
Endesa	70	1,990
Iberdrola	1,342	17,329
Naturgy Energy Group	74	1,377
		20,696
TOTAL SPAIN		53,720
SWEDEN— 3.5%
Communication Services — 0.2%
Tele2, Cl B	114	1,617
Telia	576	2,245
		3,862
Consumer Discretionary — 0.0%
Electrolux *	56	1,051
Consumer Staples — 0.6%
Essity, Cl B *	254	8,381
ICA Gruppen	38	1,872
Swedish Match	68	5,234
		15,487
Energy — 0.0%
Lundin Energy	42	972
Financials — 0.8%
Industrivarden, Cl A *	36	890

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Industrivarden, Cl C *	36	$885
Investor, Cl B *	100	5,908
Kinnevik *	54	1,894
L E Lundbergforetagen, Cl B *	14	656
Skandinaviska Enskilda Banken, Cl A *	356	3,446
Skandinaviska Enskilda Banken, Cl C *	4	40
Svenska Handelsbanken, Cl A *	336	3,181
Svenska Handelsbanken, Cl B *	8	84
Swedbank, Cl A *	206	3,345
		20,329
Industrials — 1.4%
Alfa Laval *	72	1,705
Assa Abloy, Cl B	236	5,172
Atlas Copco, Cl A	154	6,814
Atlas Copco, Cl B	94	3,634
Epiroc, Cl A	150	2,098
Epiroc, Cl B	94	1,281
Investment Latour, Cl B	30	615
Sandvik *	264	4,909
Skanska, Cl B *	86	1,736
SKF, Cl B	90	1,662
Volvo, Cl B *	392	6,765
		36,391
Information Technology — 0.4%
Hexagon, Cl B *	64	4,163
Telefonaktiebolaget LM Ericsson, Cl B	594	6,848
		11,011
Materials — 0.1%
Boliden	62	1,687
Svenska Cellulosa, Cl B *	136	1,646
		3,333
TOTAL SWEDEN		92,436

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 3.1%
Consumer Discretionary — 0.3%
Cie Financiere Richemont	116	$7,204
Financials — 1.3%
Credit Suisse Group	536	5,724
Swiss Re	64	5,048
UBS Group	848	9,970
Zurich Insurance Group	34	12,565
		33,307
Health Care — 0.8%
Alcon *	324	19,589
Industrials — 0.5%
ABB	460	11,514
Information Technology — 0.2%
STMicroelectronics	148	4,167
TOTAL SWITZERLAND		75,781
UNITED KINGDOM— 8.1%
Communication Services — 0.5%
BT Group, Cl A	1,994	2,580
Vodafone Group	6,092	9,240
		11,820
Consumer Discretionary — 0.3%
Compass Group *	398	5,488
Fiat Chrysler Automobiles *	246	2,507
		7,995
Consumer Services — 0.1%
WPP	276	2,058
Consumer Staples — 2.0%
Coca-Cola European Partners	88	3,623
Diageo	980	36,028
Tesco	4,064	11,580
		51,231

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.6%
BP	4,474	$16,157
Financials — 2.3%
Aviva	870	3,011
Barclays *	3,604	4,757
HSBC Holdings *	4,564	20,499
Legal & General Group	1,306	3,668
Lloyds Banking Group *	15,516	5,353
London Stock Exchange Group	70	7,795
Prudential	572	8,300
Royal Bank of Scotland Group *	1,016	1,414
Standard Chartered *	586	2,967
		57,764
Health Care — 0.5%
Smith & Nephew	592	11,791
Industrials — 1.2%
CK Hutchison Holdings	600	3,914
CNH Industrial *	236	1,614
DCC	24	2,152
Experian	218	7,660
Ferguson	56	4,992
RELX	472	10,005
		30,337
Utilities — 0.6%
National Grid	830	9,809
SSE	232	3,961
		13,770
TOTAL UNITED KINGDOM		202,923
UNITED STATES— 0.4%
Communication Services — 0.2%
Spotify Technology *	22	5,672
Energy — 0.0%
Tenaris	104	607

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.2%
Atlassian, Cl A *	28	$4,946
CyberArk Software *	8	943
		5,889
TOTAL UNITED STATES		12,168
TOTAL COMMON STOCK
(Cost $2,491,015)		2,508,734

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke(A)	12	618
Volkswagen(A)	40	5,913
		6,531
Consumer Staples — 0.3%
Henkel & KGaA(A)	74	7,298
TOTAL GERMANY		13,829
TOTAL PREFERRED STOCK
(Cost $13,290)		13,829
TOTAL INVESTMENTS — 99.8%
(Cost $2,504,305)		$2,522,563

Percentages are based on Net Assets of $2,527,057.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated rate.

Cl — Class
REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2020

Global X S&P Catholic Values Developed ex-US ETF

The following is a summary of the level of inputs used as of July 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,467,777	$40,957	$—	$2,508,734
Preferred Stock	13,829	—	—	13,829
Total Investments in Securities	$2,481,606	$40,957	$—	$2,522,563

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2020

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.0%
CHINA— 4.3%
Consumer Discretionary — 4.3%
Alibaba Group Holding ADR *	4,835	$1,213,681
JD.com ADR *	18,744	1,195,680
TOTAL CHINA		2,409,361
UNITED KINGDOM— 2.0%
Communication Services — 2.0%
Liberty Global *	48,725	1,108,981
UNITED STATES— 91.7%
Communication Services — 17.4%
Alphabet, Cl C *	752	1,115,186
Charter Communications, Cl A *	2,010	1,165,800
IAC *	4,093	541,995
Liberty Broadband, Cl C *	8,188	1,123,967
Madison Square Garden Sports *	6,278	964,866
Match Group *	8,842	908,073
Netflix *	2,300	1,124,424
New York Times, Cl A	27,733	1,279,600
Zillow Group, Cl C *	20,979	1,434,754
		9,658,665
Consumer Discretionary — 6.9%
Amazon.com *	429	1,357,648
Home Depot	4,260	1,130,988
Lowe's	8,941	1,331,404
		3,820,040
Consumer Staples — 8.0%
Constellation Brands, Cl A	6,176	1,100,563
Mondelez International, Cl A	20,501	1,137,601
Post Holdings *	11,810	1,048,019
Procter & Gamble	8,956	1,174,311
		4,460,494
Energy — 2.1%
Cheniere Energy *	23,917	1,183,413

Schedule of Investments (Unaudited)	July 31, 2020

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 6.5%
Arch Capital Group *	42,732	$1,314,009
Citigroup	22,790	1,139,728
S&P Global	3,340	1,169,835
		3,623,572
Health Care — 13.5%
Alexion Pharmaceuticals *	10,132	1,038,429
Bausch Health *	59,950	1,095,286
Baxter International	12,010	1,037,424
Cigna	5,378	928,727
DaVita *	12,895	1,126,894
Immunomedics *	30,688	1,295,954
Neurocrine Biosciences *	8,366	1,006,932
		7,529,646
Industrials — 12.6%
CSX	15,716	1,121,179
Delta Air Lines *	47,617	1,188,996
Kansas City Southern	7,503	1,289,391
Uber Technologies, Swap *	30,954	936,668
United Airlines Holdings *	43,142	1,353,796
XPO Logistics *	14,889	1,116,973
		7,007,003
Information Technology — 13.1%
Apple	3,305	1,404,757
Coupa Software *	4,960	1,519,992
Fidelity National Information Services	7,647	1,118,833
Leidos Holdings	10,565	1,005,365
NortonLifeLock	52,401	1,124,002
SolarWinds *	61,550	1,130,058
		7,303,007
Materials — 4.3%
Berry Global Group *	24,717	1,235,603
Sherwin-Williams	1,819	1,178,566
		2,414,169

Schedule of Investments (Unaudited)	July 31, 2020

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.1%
American Tower, Cl A ‡	4,423	$1,156,128
Utilities — 5.2%
Essential Utilities	25,244	1,144,815
PG&E *	84,791	792,796
Vistra Energy	52,488	979,426
		2,917,037
TOTAL UNITED STATES		51,073,174
TOTAL COMMON STOCK
(Cost $46,656,134)		54,591,516

MASTER LIMITED PARTNERSHIP — 1.8%
Energy — 1.8%
Enterprise Products Partners (A)
(Cost $1,285,164)	57,278	1,008,093
TOTAL INVESTMENTS — 99.8%
(Cost $47,941,298)		$55,599,609

Percentages are based on Net Assets of $55,684,341.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At July 31, 2020, these securities amounted to $1,008,093 or 1.8% of net assets.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1800